UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8104
                                    --------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  09/30
                        -----------------------------------
Date of reporting period:  06/30/10
                         ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Funds Group Trust - Portfolio of Investments
Capital Appreciation Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 94.1%                                   SHARES       VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 21.9%
Abbott Laboratories                                       2,415    $    112,974
Celgene Corp.*                                              725          36,844
Genzyme Corp.*                                            1,305          66,255
Gilead Sciences, Inc.*                                    2,395          82,101
Johnson & Johnson                                         3,730         220,294
Medtronic, Inc.                                           5,265         190,961
Patterson Cos., Inc.                                      5,990         170,895
Stryker Corp.                                             3,165         158,440
Waters Corp.*                                             1,770         114,519
--------------------------------------------------------------------------------
                                                                      1,153,283
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.1%
Accenture PLC - Class A                                   4,180         161,557
Cisco Systems, Inc.*                                      7,390         157,481
Dell, Inc.*                                              10,905         131,514
Google, Inc. - Class A*                                     385         171,306
Microsoft Corp.                                           5,570         128,165
Nokia Corp. ADR+                                         12,365         100,775
Paychex, Inc.                                             3,835          99,595
QUALCOMM, Inc.                                            3,350         110,014
--------------------------------------------------------------------------------
                                                                      1,060,407
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 19.3%
Colgate-Palmolive Co.                                     1,935         152,400
CVS Caremark Corp.                                        5,305         155,543
PepsiCo, Inc.                                             3,200         195,040
Procter & Gamble Co. (The)                                3,405         204,232
Sysco Corp.                                               5,940         169,706
Wal-Mart Stores, Inc.                                     2,915         140,124
--------------------------------------------------------------------------------
                                                                      1,017,045
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.4%
O'Reilly Automotive, Inc.*                                3,110         147,912
PetSmart, Inc.                                            2,865          86,437
Staples, Inc.                                             4,715          89,821
Strayer Education, Inc.+                                    560         116,418
Yum! Brands, Inc.                                         2,760         107,750
--------------------------------------------------------------------------------
                                                                        548,338
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.9%
Danaher Corp.                                             3,575         132,704
Donaldson Co., Inc.                                       2,810         119,846
Rockwell Collins, Inc.                                    1,435          76,242
United Technologies Corp.                                 2,980         193,432
--------------------------------------------------------------------------------
                                                                        522,224
--------------------------------------------------------------------------------

ENERGY -- 6.2%
Exxon Mobil Corp.                                         3,135         178,914
Schlumberger Ltd.                                         2,655         146,928
--------------------------------------------------------------------------------
                                                                        325,842
--------------------------------------------------------------------------------

FINANCIALS -- 4.9%
Bank of America Corp.                                     6,775          97,357
JPMorgan Chase & Co.                                      4,310         157,789
--------------------------------------------------------------------------------
                                                                        255,146
--------------------------------------------------------------------------------

MATERIALS -- 1.4%
Monsanto Co.                                              1,630          75,338
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  4,957,623
--------------------------------------------------------------------------------

INVESTMENT FUNDS --11.6%
Invesco Liquid Assets Portfolio**                       218,950         218,950
Touchstone Institutional Money Market Fund^             394,879         394,879
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $    613,829
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.7%
(Cost $5,903,342)                                                  $  5,571,452

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.7%)                        (300,773)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  5,270,679
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $212,763.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $  4,957,623    $         --    $         --    $  4,957,623
Investment Funds        613,829              --              --         613,829
--------------------------------------------------------------------------------
                                                                   $  5,571,452

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 42.3%
               FINANCIALS -- 19.6%
$     30,000   Ameriprise Financial, Inc., 5.300%,
                 3/15/20                                           $     31,342
      30,000   Ameriprise Financial, Inc., 7.300%,
                 6/28/19                                                 35,442
     105,000   Bank of America Corp., 4.500%, 4/1/15                    106,126
      30,000   Bank of America Corp., 5.750%, 12/1/17                    31,112
      25,000   Bank of America Corp., 7.375%, 5/15/14                    28,019
      31,000   Bank of America Corp., 8.000%,
                 12/31/49(a)                                             29,944
     100,000   Barclays Bank PLC, 6.750%, 5/22/19                       111,243
      80,000   Brandywine Operating Partnership LP,
                 7.500%, 5/15/15                                         87,231
      65,000   Cantor Fitzgerald LP, 144a, 7.875%,
                 10/15/19                                                67,256
      40,000   Capital One Capital V, 10.250%, 8/15/39                   42,200
      20,000   Capital One Financial Corp., 7.375%,
                 5/23/14                                                 22,869
      17,000   CB Richard Ellis Services, Inc., 11.625%,
                 6/15/17                                                 19,040
      55,000   Citigroup Capital XXI, 8.300%,
                 12/21/57(a)                                             53,567
      65,000   Credit Suisse AG, 5.400%, 1/14/20                         64,627
      15,000   Developers Diversified Realty Corp.,
                 7.500%, 4/1/17                                          14,721
      15,000   Developers Diversified Realty Corp.,
                 9.625%, 3/15/16                                         16,275
      75,000   Digital Realty Trust LP, 144a, 4.500%,
                 7/15/15                                                 74,773
      20,000   Digital Realty Trust LP, 144a, 5.875%,
                 2/1/20                                                  20,405
      31,000   Equinix, Inc., 8.125%, 3/1/18                             31,697
      70,000   Fidelity National Financial, Inc., 6.600%,
                 5/15/17                                                 69,795
      80,000   General Electric Capital Corp., 5.500%,
                 1/8/20                                                  84,540
      20,000   General Electric Capital Corp., 0.734%,
                 1/8/16(a)                                               18,321
      25,000   Genworth Financial, Inc., 7.700%, 6/15/20                 24,973
     110,000   Glencore Funding LLC, 144a, 6.000%,
                 4/15/14                                                110,020
      40,000   Goldman Sachs Group, Inc., 6.000%,
                 5/1/14                                                  42,987
      45,000   Goldman Sachs Group, Inc., 5.375%,
                 3/15/20                                                 44,465
      80,000   Healthcare Realty Trust, Inc., 6.500%,
                 1/17/17                                                 83,654
      50,000   Hospitality Properties Trust, 7.875%,
                 8/15/14                                                 55,124
      35,000   Host Hotels & Resorts LP, Ser O, 6.375%,
                 3/15/15                                                 34,300
      25,000   Icahn Enterprises LP / Icahn Enterprises
                 Finance Corp., 144a, 8.000%, 1/15/18                    24,250
      15,000   International Lease Finance Corp., 144a,
                 8.625%, 9/15/15                                         14,212
      25,000   Jefferies Group, Inc., 6.875%, 4/15/21                    25,065
      25,000   Jefferies Group, Inc., 6.250%, 1/15/36                    22,376
      65,000   Jefferies Group, Inc., 8.500%, 7/15/19                    73,012
      85,000   JPMorgan Chase & Co., 6.300%, 4/23/19                     96,007
      65,000   Kilroy Realty LP, 144a, 6.625%, 6/1/20                    66,244
      25,000   Lazard Group LLC, 7.125%, 5/15/15                         26,330
      45,000   Liberty Mutual Group, Inc., 144a,
                 10.750%, 6/15/58(a)                                     48,600
      25,000   Lincoln National Corp., 4.300%, 6/15/15                   25,428
      20,000   Lincoln National Corp., 8.750%, 7/1/19                    24,512
     100,000   Lloyds TSB Bank PLC, 144a, 5.800%,
                 1/13/20                                                 94,389
      40,000   Mack-Cali Realty LP, 7.750%, 8/15/19                      47,005
      50,000   Macquarie Group Ltd., 144a, 7.625%,
                 8/13/19                                                 56,180
      25,000   Macquarie Group Ltd., 144a, 7.300%,
                 8/1/14                                                  27,561
      65,000   MetLife, Inc., 10.750%, 8/1/39                            77,254
      75,000   MetLife, Inc., 6.750%, 6/1/16                             84,851
     100,000   Morgan Stanley, 5.625%, 9/23/19                           96,741
     100,000   Morgan Stanley, 5.500%, 1/26/20                           96,740
      75,000   NASDAQ OMX Group, Inc., 5.550%,
                 1/15/20                                                 76,539
      45,000   National Retail Properties, Inc., 6.875%,
                 10/15/17                                                49,210
     105,000   National Rural Utilities Cooperative
                 Finance Corp., 10.375%, 11/1/18                        145,601
      15,000   Nationwide Mutual Insurance Co., 144a,
                 9.375%, 8/15/39                                         17,582
      15,000   Pacific Life Insurance Co., 144a, 9.250%,
                 6/15/39                                                 18,589
      75,000   Principal Financial Group, Inc., 7.875%,
                 5/15/14                                                 86,730
      15,000   ProLogis, 7.375%, 10/30/19                                14,691
      25,000   ProLogis, 7.625%, 8/15/14                                 26,532
      80,000   Raymond James Financial, Inc., 8.600%,
                 8/15/19                                                 94,222
      60,000   Regions Financial Corp., 5.750%, 6/15/15                  59,620
      20,000   Regions Financial Corp., 7.750%,
                 11/10/14                                                21,099
      40,000   Senior Housing Properties Trust, 6.750%,
                 4/15/20                                                 39,500
     105,000   Simon Property Group LP, 10.350%,
                 4/1/19                                                 139,761
      15,000   Simon Property Group LP, 6.750%,
                 5/15/14                                                 16,859
      50,000   SLM Corp., 8.000%, 3/25/20                                43,909
     150,000   Standard Chartered PLC, 144a, 3.850%,
                 4/27/15                                                151,339
      85,000   Tanger Properties LP, 6.125%, 6/1/20                      89,476
      20,000   Terremark Worldwide, Inc., 12.000%,
                 6/15/17                                                 22,500
     115,000   Validus Holdings Ltd., 8.875%, 1/26/40                   120,092
      45,000   Willis North America, Inc., 7.000%,
                 9/29/19                                                 48,315
      20,000   Willis North America, Inc., 6.200%,
                 3/28/17                                                 20,819
      45,000   Zions Bancorp., 7.750%, 9/23/14                           45,854
--------------------------------------------------------------------------------
                                                                      3,831,664
--------------------------------------------------------------------------------

               UTILITIES -- 4.4%
      15,000   AES Corp., 9.375%, 9/15/10                                15,075
      30,000   AES Corp., 7.750%, 10/15/15                               30,375
     125,000   Ameren Corp., 8.875%, 5/15/14                            144,905
     110,000   CenterPoint Energy, Inc., 6.500%, 5/1/18                 121,663
      33,000   Copano Energy LLC / Copano Energy
                 Finance Corp., 8.125%, 3/1/16                           32,505
     100,000   Dominion Resources, Inc./VA, 8.875%,
                 1/15/19                                                132,085
      15,000   Dynegy Holdings, Inc., 7.750%, 6/1/19                     10,369
      25,000   El Paso Pipeline Partners Operating Co.
                 LLC, 6.500%, 4/1/20                                     25,534
      50,000   Energy Transfer Partners LP, 9.700%,
                 3/15/19                                                 60,413
      65,000   Nevada Power Co., 6.500%, 8/1/18                          74,408

Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 42.3% (CONTINUED)
$     38,000   NRG Energy, Inc., 7.250%, 2/1/14                    $     38,522
      45,000   Plains All American Pipeline LP, 8.750%,
                 5/1/19                                                  53,714
       8,000   Regency Energy Partners LP/Regency
                 Energy Finance Corp., 144a, 9.375%,
                 6/1/16                                                   8,480
      25,000   Sempra Energy, 6.500%, 6/1/16                             28,687
      65,000   Sempra Energy, 9.800%, 2/15/19                            86,318
--------------------------------------------------------------------------------
                                                                        863,053
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 3.6%
      50,000   AT&T, Inc., 5.800%, 2/15/19                               56,292
      45,000   British Telecommunications PLC, 9.875%,
                 12/15/30                                                54,919
      80,000   Cellco Partnership / Verizon Wireless
                 Capital LLC, 8.500%, 11/15/18                          104,011
      34,000   Frontier Communications Corp., 7.875%,
                 1/15/27                                                 30,685
      40,000   NII Capital Corp., 8.875%, 12/15/19                       40,400
      53,000   Qwest Communications International, Inc.,
                 Ser B, 7.500%, 2/15/14                                  53,133
      60,000   Qwest Corp., 8.875%, 3/15/12                              64,350
      90,000   Rogers Communications, Inc., 7.500%,
                 3/15/15                                                107,400
      41,000   Sprint Nextel Corp., 8.375%, 8/15/17                      41,000
      75,000   Telecom Italia Capital SA, 7.175%,
                 6/18/19                                                 80,746
      30,000   Verizon Communications, Inc., 8.950%,
                 3/1/39                                                  42,497
      20,000   Windstream Corp., 7.000%, 3/15/19                         18,450
-------------------------------------------------------------------------------
                                                                        693,883
-------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 3.3%
      60,000   Advance Auto Parts, Inc., 5.750%, 5/1/20                  61,349
      12,000   AMC Entertainment, Inc., 8.750%, 6/1/19                   12,060
      55,000   Comcast Corp., 6.450%, 3/15/37                            59,471
      15,000   DISH DBS Corp., 6.375%, 10/1/11                           15,488
      25,000   DISH DBS Corp., 6.625%, 10/1/14                           25,000
      12,000   GameStop Corp., 8.000%, 10/1/12                           12,330
      10,000   GeoEye, Inc., 144a, 9.625%, 10/1/15                       10,200
      49,000   Goodyear Tire & Rubber, 10.500%,
                 5/15/16                                                 53,288
      25,000   Intelsat Subsidiary Holding Co. SA,
                 8.500%, 1/15/13                                         25,188
      40,000   Lennar Corp., 144a, 6.950%, 6/1/18                        34,800
      45,000   NBC Universal, Inc., 144a, 6.400%,
                 4/30/40                                                 48,069
      25,000   Nebraska Book Co., Inc., 10.000%,
                 12/1/11                                                 25,000
      20,000   NetFlix, Inc., 8.500%, 11/15/17                           20,800
      20,000   News America, Inc., 6.900%, 8/15/39                       22,953
      10,000   Pokagon Gaming Auth., 144a, 10.375%,
                 6/15/14                                                 10,350
      10,000   Royal Caribbean Cruises Ltd., 6.875%,
                 12/1/13                                                  9,725
       5,000   Scientific Games International, Inc.,
                 9.250%, 6/15/19                                          5,112
      35,000   Seneca Gaming Corp., Ser B, 7.250%,
                 5/1/12                                                  34,212
      10,000   Starwood Hotels & Resorts Worldwide,
                 Inc., 7.875%, 5/1/12                                    10,750
       7,000   Starwood Hotels & Resorts Worldwide,
                 Inc., 7.875%, 10/15/14                                   7,525
      10,000   Sun Media Corp., 7.625%, 2/15/13                          10,000
      80,000   Time Warner Cable, Inc., 8.750%, 2/14/19                 100,939
      10,000   Videotron Ltee, 6.875%, 1/15/14                           10,050
      20,000   Wyndham Worldwide Corp., 7.375%,
                 3/1/20                                                  20,517
--------------------------------------------------------------------------------
                                                                        645,176
--------------------------------------------------------------------------------

               ENERGY -- 2.6%
      50,000   Berry Petroleum Co., 10.250%, 6/1/14                      53,750
      30,000   Bill Barrett Corp., 9.875%, 7/15/16                       31,800
      46,000   Chesapeake Energy Corp., 6.375%,
                 6/15/15                                                 47,495
      40,000   Cie Generale de Geophysique-Veritas,
                 7.500%, 5/15/15                                         38,100
      32,000   Comstock Resources, Inc., 8.375%,
                 10/15/17                                                31,720
      28,000   Denbury Resources, Inc., 8.250%, 2/15/20                  29,260
      34,000   Encore Acquisition Co., 9.500%, 5/1/16                    36,040
      20,000   Geokinetics Holdings USA, Inc., 144a,
                 9.750%, 12/15/14                                        17,100
      10,000   Linn Energy LLC/Linn Energy Finance
                 Corp., 144a, 8.625%, 4/15/20                            10,238
      25,000   Nexen, Inc., 7.500%, 7/30/39                              29,298
      30,000   Petrobras International Finance Co.,
                 7.875%, 3/15/19                                         34,325
      39,000   Plains Exploration & Production Co.,
                 7.750%, 6/15/15                                         38,610
      70,000   Pride International, Inc., 8.500%, 6/15/19                72,625
      38,000   Quicksilver Resources, Inc., 11.750%,
                 1/1/16                                                  41,895
--------------------------------------------------------------------------------
                                                                        512,256
--------------------------------------------------------------------------------

               MATERIALS -- 2.5%
       5,000   Ball Corp., 6.750%, 9/15/20                                5,050
      42,000   Cellu Tissue Holdings, Inc., 11.500%,
                 6/1/14                                                  45,360
      53,000   Clearwater Paper Corp., 10.625%, 6/15/16                  58,366
      59,000   Domtar Corp., 10.750%, 6/1/17                             70,800
      10,000   Freeport-McMoRan Copper & Gold, Inc.,
                 8.375%, 4/1/17                                          11,000
      25,000   International Paper Co., 9.375%, 5/15/19                  32,290
      30,000   Masco Corp., 7.125%, 3/15/20                              29,130
      30,000   Massey Energy Co., 6.875%, 12/15/13                       29,287
      30,000   Nalco Co., 8.875%, 11/15/13                               30,750
       5,000   Peabody Energy Corp., Ser B, 6.875%,
                 3/15/13                                                  5,038
      18,000   Rock-Tenn Co., 9.250%, 3/15/16                            19,305
      30,000   Rock-Tenn Co., 8.200%, 8/15/11                            31,312
      30,000   Solutia, Inc., 8.750%, 11/1/17                            31,200
      10,000   Solutia, Inc., 7.875%, 3/15/20                             9,975
      30,000   Southern Copper Corp., 6.750%, 4/16/40                    29,654
      17,000   Steel Dynamics, Inc., 6.750%, 4/1/15                      17,064
      30,000   Teck Resources Ltd., 10.250%, 5/15/16                     35,400
--------------------------------------------------------------------------------
                                                                        490,981
--------------------------------------------------------------------------------

               INDUSTRIALS -- 2.2%
      40,000   ARAMARK Corp., 8.500%, 2/1/15                             40,400
      10,000   Avis Budget Car Rental LLC / Avis Budget
                 Finance, Inc., 144a, 9.625%, 3/15/18                    10,100
      60,000   Avis Budget Car Rental LLC / Avis Budget
                 Finance, Inc., 7.750%, 5/15/16                          56,025
      15,000   Bombardier, Inc., 144a, 7.750%, 3/15/20                   15,562
      50,000   Bristow Group, Inc., 6.125%, 6/15/13                      49,250
      45,000   Canadian Pacific Railway Co., 7.250%,
                 5/15/19                                                 53,582

Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 42.3% (CONTINUED)
$      6,000   Cornell Cos., Inc., 10.750%, 7/1/12                 $      6,075
      42,000   FTI Consulting, Inc., 7.625%, 6/15/13                     42,000
      15,000   L-3 Communications Corp., 6.125%,
                 7/15/13                                                 15,150
      40,000   Pall Corp., 5.000%, 6/15/20                               41,491
      26,000   RailAmerica, Inc., 9.250%, 7/1/17                         27,235
      55,000   Republic Services, Inc., 144a, 6.200%,
                 3/1/40                                                  58,991
      20,000   Roper Industries, Inc., 6.250%, 9/1/19                    22,173
--------------------------------------------------------------------------------
                                                                        438,034
--------------------------------------------------------------------------------

               HEALTH CARE -- 2.2%
      35,000   Biomet, Inc., 10.000%, 10/15/17                           37,625
      70,000   Boston Scientific Corp., 4.500%, 1/15/15                  68,763
      20,000   Boston Scientific Corp., 6.000%, 1/15/20                  19,857
      43,000   CHS/Community Health Systems, Inc.,
                 8.875%, 7/15/15                                         44,344
      30,000   Coventry Health Care, Inc., 6.300%,
                 8/15/14                                                 31,669
      20,000   DaVita, Inc., 6.625%, 3/15/13                             20,025
      25,000   HCA, Inc., 7.250%, 9/15/20                                25,125
      55,000   HCA, Inc., 9.250%, 11/15/16                               58,300
      50,000   Life Technologies Corp., 6.000%, 3/1/20                   54,145
      20,000   Mylan, Inc./PA, 144a, 7.625%, 7/15/17                     20,400
      50,000   Omnicare, Inc., 6.125%, 6/1/13                            49,500
--------------------------------------------------------------------------------
                                                                        429,753
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 1.0%
      25,000   Altria Group, Inc., 9.700%, 11/10/18                      31,659
      45,000   Bunge Ltd. Finance Corp., 8.500%,
                 6/15/19                                                 53,738
      25,000   CVS Caremark Corp., 6.600%, 3/15/19                       29,092
      19,876   CVS Pass-Through Trust, 144a, 7.507%,
                 1/10/32                                                 22,632
      53,000   Stater Brothers Holdings, 8.125%, 6/15/12                 53,000
--------------------------------------------------------------------------------
                                                                        190,121
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 0.9%
      15,000   Brocade Communications Systems, Inc.,
                 144a, 6.875%, 1/15/20                                   14,888
     130,000   CC Holdings, 144a, 7.750%, 5/1/17                        137,475
      11,000   Crown Castle International Corp., 9.000%,
                 1/15/15                                                 11,632
      10,000   Xerox Corp., 6.750%, 12/15/39                             11,135
--------------------------------------------------------------------------------
                                                                        175,130
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                               $  8,270,051
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS -- 22.2%

      48,031   FHLMC, Pool #G03871, 5.500%, 2/1/38                       51,604
     230,463   FHLMC, Pool #G02558, 6.000%, 1/1/37                      250,715
      59,296   FHLMC, Pool #G04346, 6.000%, 5/1/38                       65,519
     120,408   FHLMC Gold, Pool #G01838, 5.000%,
                 7/1/35                                                 127,807
     628,180   FHLMC Gold, Pool #G01665, 5.500%,
                 3/1/34                                                 678,180
      27,800   FHLMC Gold, Pool #G02419, 6.500%,
                 10/1/36                                                 30,508
      58,076   FHLMC Gold, Pool #G03633, 6.500%,
                 12/1/37                                                 63,769
       9,238   FHLMC Gold, Pool #G05680, 6.500%,
                 4/1/39                                                  10,138
     140,376   FNMA, Pool #735925, 5.000%,
                 10/1/35                                                149,002
     627,074   FNMA, Pool #745275, 5.000%,
                 2/1/36                                                 665,607
     212,116   FNMA, Pool #888405, 5.000%,
                 12/1/36                                                225,150
     682,340   FNMA, Pool #995023, 5.500%,
                 8/1/37                                                 734,198
     183,150   FNMA, Pool #889684, 5.500%,
                 8/1/37                                                 197,069
     250,343   FNMA, Pool #929317, 5.500%,
                 3/1/38                                                 269,082
      84,036   FNMA, Pool #831811, 6.000%,
                 9/1/36                                                  91,903
     190,839   FNMA, Pool #888222, 6.000%,
                 2/1/37                                                 207,699
     195,346   FNMA, Pool #911586, 6.000%,
                 4/1/37                                                 212,237
      14,561   FNMA, Pool #995196, 6.000%,
                 7/1/38                                                  15,847
     108,643   FNMA, Pool #995226, 6.000%,
                 11/1/38                                                118,038
     158,264   GNMA, Pool #712690, 5.000%,
                 4/15/39                                                169,026
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-
                 BACKED OBLIGATIONS                                $  4,333,098
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 12.9%

   1,470,000   U.S. Treasury Note, 4.875%, 6/30/12                    1,596,213
     118,000   U.S. Treasury Note, 1.875%, 4/30/14                      120,129
     800,000   U.S. Treasury Note, 2.750%, 2/15/19                      797,000
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $  2,513,342
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 12.1%
     145,000   Banc of America Commercial
                 Mortgage, Inc., Ser 2007-1, Class
                 A4, 5.451%, 1/15/49                                    146,816
     190,000   Banc of America Commercial
                 Mortgage, Inc., Ser 2008-1, Class
                 A4, 6.373%, 2/10/51(a)                                 201,648
      76,590   Banc of America Funding Corp., Ser
                 2004-A, Class 2A1, 4.539%,
                 5/20/34(a)                                              76,022
      59,467   Bear Stearns Adjustable Rate Mortgage
                 Trust, Ser 2004-1, Class 21A1,
                 2.613%, 4/25/34(a)                                      52,987
     115,000   Bear Stearns Commercial Mortgage
                 Securities, Ser 2007-PW16, Class
                 A4, 5.907%, 6/11/40(a)                                 117,025
     152,000   Bear Stearns Commercial Mortgage
                 Securities, Ser 2007-PW17, Class
                 A4, 5.694%, 6/11/50(a)                                 153,865
     155,000   Bear Stearns Commercial Mortgage
                 Securities, Ser 2007-T28, Class A4,
                 5.742%, 9/11/42(a)                                     161,782
     111,000   Citigroup Commercial Mortgage Trust,
                 Ser 2007-C6, Class A4, 5.888%,
                 12/10/49(a)                                            113,125
     110,730   Citigroup Mortgage Loan Trust, Inc.,
                 Ser 2005-11, Class A2A, 4.700%,
                 12/25/35(a)                                            101,254

Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund -- June 30, 2010 (Unaudited)

     150,000   Commercial Mortgage Pass Through
                 Certificates, Ser 2007-C9, Class A4,
                 6.010%, 12/10/49(a)                                    155,039
     115,095   Deutsche ALT-A Securities, Inc.
                 Alternate Loan Trust, Ser 2005-1,
                 Class 1A1, 0.847%, 2/25/35(a)                           87,091
     176,000   Greenwich Capital Commercial
                 Funding Corp., Ser 2007-GG9,
                 Class A4, 5.444%, 3/10/39                              176,321
      32,921   GSR Mortgage Loan Trust, Ser 2004-
                 9, Class 4A1, 2.973%, 8/25/34(a)                        32,197
      38,304   GSR Mortgage Loan Trust, Ser 2005-
                 4F, Class 6A1, 6.500%, 2/25/35                          39,020
     182,000   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2006-LDP9,
                 Class A3, 5.336%, 5/15/47                              179,879
     145,000   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2007-CB18,
                 Class A4, 5.440%, 6/12/47                              144,814
      25,000   JP Morgan Mortgage Trust, Ser 2003-
                 A2, Class 2A3, 4.696%, 11/25/33(a)                      24,891
      40,000   JP Morgan Mortgage Trust, Ser 2005-
                 A2, Class 5A2, 4.312%, 4/25/35(a)                       40,191
      22,408   Nomura Asset Acceptance Corp., Ser
                 2005-AP1, Class 2A5, 4.855%,
                 2/25/35                                                 18,636
      40,949   Residential Asset Mortgage Products,
                 Inc., Ser 2004-SL1, Class A7,
                 7.000%, 11/25/31                                        41,351
      25,409   Structured Adjustable Rate Mortgage
                 Loan Trust, Ser 2004-12, Class 6A,
                 3.133%, 9/25/34(a)                                      23,074
     110,032   Structured Asset Securities Corp., Ser
                 2003-26A, Class 3A5, 2.543%,
                 9/25/33(a)                                              99,192
      95,000   Wachovia Bank Commercial Mortgage
                 Trust, Ser 2007-C34, Class A3,
                 5.678%, 5/15/46                                         95,411
      23,891   WaMu Mortgage Pass Through
                 Certificates, Ser 2004-AR1, Class A,
                 2.784%, 3/25/34(a)                                      23,941
      41,220   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2005-AR8, Class 3A2,
                 2.922%, 6/25/35(a)                                      38,533
      18,556   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2007-5, Class 2A3,
                 5.500%, 5/25/22                                         17,685
--------------------------------------------------------------------------------

               TOTAL MORTGAGE-BACKED SECURITIES                    $  2,361,790
--------------------------------------------------------------------------------

               SOVEREIGN GOVERNMENT OBLIGATIONS --
                 5.8%

     434,000   Australia Government Bond, Ser 126,
                 4.500%, 4/15/20                                        348,157
     190,000   Australia Government Bond, Ser 125,
                 6.250%, 6/15/14                                        169,292
     40,000    Corp. Andina de Fomento, 8.125%, 6/4/19                   49,147
     195,000   New Zealand Government Bond, Ser 1217,
                 6.000%, 12/15/17                                       140,842
     335,000   New Zealand Government Bond, Ser 521,
                 6.000%, 5/15/21                                        241,277
     117,000   United Kingdom Gilt, 4.500%, 3/7/19                      191,862
--------------------------------------------------------------------------------
               TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS               $ 1,140,577
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 0.6%
     15,295    Countrywide Asset-Backed Certificates,
                 Ser 2004-15, Class AF4, 4.614%,
                 12/25/32(a)                                             15,231
      72,000   Merrill Lynch Mortgage Trust, Ser 2007-
                 C1, Class A4, 6.020%, 6/12/50(a)                        73,693
      29,165   Morgan Stanley Home Equity Loan Trust,
                 Ser 2007-2, Class A1, 0.447%,
                 4/25/37(a)                                              27,066
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                       $    115,990
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES (CONTINUED)                      115,990
--------------------------------------------------------------------------------

               SHORT-TERM INVESTMENT -- 1.0%
     203,000   Canadian Treasury Bill, 0.000%, 12/9/10             $    190,109
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 9.5%

   1,852,257   Touchstone Institutional Money Market Fund^         $  1,852,257
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 106.4%
               (Cost $20,558,008)                                  $ 20,777,214

               LIABILITIES IN EXCESS OF OTHER ASSETS --
               (6.4%)                                                (1,253,713)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $ 19,523,501
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.
GNMA -- Government National Mortgage Association
PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $1,210,685 or 6.2% of net assets.

Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund -- June 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                                       LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------------------------------
Corporate Bonds                                $         --  $  8,270,051  $         --    $  8,270,051
U.S. Government Mortgage-Backed Obligations              --     4,333,098            --       4,333,098
U.S. Treasury Obligations                                --     2,513,342            --       2,513,342
Mortgage- Backed Securities                              --     2,361,790            --       2,361,790
Investment Fund                                   1,852,257            --            --       1,852,257
Sovereign Government Obligations                         --     1,140,577            --       1,140,577
Short-Term Investment                                    --       190,109            --         190,109
Asset-Backed Securities                                  --       115,990            --         115,990
--------------------------------------------------------------------------------------------------------
                                                                                           $ 20,777,214

                                                  LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
========================================================================================================
OTHER FINANCIAL INSTRUMENTS*
Forward Currency  Contracts                    $         --  $      5,102  $         --    $      5,102

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund -- June 30, 2010 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              CONTRACT TO
                                   ---------------------------------
                                                                           UNREALIZED
                                                                          APPRECIATION/
              VALUE DATE                   RECEIVE           DELIVER     (DEPRECIATION)
----------------------------------------------------------------------------------------
08/11/2010 ....................... AUD      32,000   USD      28,971            (2,163)
07/07/2010 ....................... CAD     202,389   USD     190,892              (781)
08/17/2010 ....................... NZD      33,000   USD      23,715            (1,154)
08/11/2010 ....................... USD      16,431   AUD      20,000              (324)
08/11/2010 ....................... USD     155,415   AUD     191,762            (5,233)
08/11/2010 ....................... USD     155,363   AUD     186,321              (727)
08/11/2010 ....................... USD     142,455   AUD     156,520            11,330
08/11/2010 ....................... USD      32,677   AUD      39,000                 5
08/11/2010 ....................... USD      41,151   AUD      50,000              (737)
08/23/2010 ....................... USD      48,942   GBP      33,000              (363)
08/23/2010 ....................... USD       8,794   GBP       6,000              (171)
08/23/2010 ....................... USD     140,725   GBP      92,200             2,969
08/17/2010 ....................... USD      11,374   NZD      17,000              (248)
08/17/2010 ....................... USD     117,231   NZD     177,132            (3,864)
08/17/2010 ....................... USD      30,355   NZD      45,333              (637)
08/17/2010 ....................... USD     127,870   NZD     178,000             6,181
08/17/2010 ....................... USD      21,510   NZD      32,000              (367)
09/21/2010 ....................... USD      94,098   NZD     136,000             1,386
                                                                             ---------
                                                                             $   5,102
                                                                             =========

Touchstone Funds Group Trust - Portfolio of Investments
Emerging Markets Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
PREFERRED STOCKS -- 1.0%                                SHARES        VALUE
--------------------------------------------------------------------------------

MATERIALS -- 1.0%
Vale SA (Preference) (Brazil)                            40,529    $    857,733
--------------------------------------------------------------------------------

COMMON STOCKS -- 89.3%
--------------------------------------------------------------------------------

FINANCIALS -- 21.3%
Akbank TAS (Turkey)                                     296,759       1,421,456
Banco Bradesco SA (Preference) (Brazil)                  82,769       1,302,293
Bank Mandiri Tbk PT (Indonesia)                       1,982,515       1,299,079
Busan Bank (South Korea)                                 90,160         812,350
China Overseas Land & Investment Ltd.
  (Hong Kong)                                           621,124       1,157,348
CIMB Group Holdings Bhd (Malaysia)                      512,400       1,103,235
First Pacific Co. (Hong Kong)                         1,829,864       1,238,059
Grupo Financiero Banorte SAB de CV -
  Class O (Mexico)                                      195,927         742,317
Industrial & Commercial Bank of China
  (China)                                             1,225,393         890,683
JPM Bharat Forge Ltd Pnote (Netherlands)*                47,900         298,466
JPM Bharat Heavy Electricals Pnote,
  Series 0005 (Netherlands)*                             13,772         729,357
JPM ITC Ltd Pnote, Series 000H
  (Netherlands)*                                         48,800         320,938
JPM Oil & Natural Gas Corp. Ltd Pnote,
  Series 000J (Netherlands)*                             10,500         298,598
JPM Piramal Healthcare Ltd Pnote,
  Series 0003 (Netherlands)*                             19,300         199,773
Kasikornbank PCL (Thailand)                             393,900       1,145,225
Keppel Land Ltd. (Singapore)                            386,166       1,065,609
Land and Houses PCL (Thailand)                        3,997,900         646,949
Shinhan Financial Group Co. Ltd. (South
  Korea)                                                 20,790         765,262
Standard Bank Group Ltd. (South Africa)                  67,760         898,571
Wharf Holdings Ltd. (Hong Kong)                         214,425       1,038,796
--------------------------------------------------------------------------------
                                                                     17,374,364
--------------------------------------------------------------------------------

MATERIALS -- 16.8%
China BlueChemical Ltd. (China)                       1,746,416         967,845
Cia de Minas Buenaventura SA ADR (Peru)                  29,946       1,151,124
Eldorado Gold Corp. (Canada)                            121,605       2,101,279
Fibria Celulose SA (Brazil)*                             53,918         800,257
Fresnillo PLC (United Kingdom)                           70,716       1,026,645
Gerdau SA (Preference) (Brazil)                          76,788       1,010,368
Impala Platinum Holdings Ltd. (South Africa)             41,212         959,171
POSCO (South Korea)                                       2,363         895,366
Randgold Resources Ltd. ADR (Jersey, C.I.)               23,711       2,246,617
Siam Cement PCL (Thailand)                               51,900         445,256
Siam Cement PCL (Non-Voting) (Thailand)                  52,000         416,494
Vale SA ADR (Brazil)+                                    37,223         906,380
Yamana Gold, Inc. (Canada)                               79,987         820,495
--------------------------------------------------------------------------------
                                                                     13,747,297
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.7%
Cafe de Coral Holdings Ltd. (Hong Kong)                 340,768         872,685
Consorcio ARA SAB de CV (Mexico)                        783,722         467,214
Daphne International Holdings Ltd. (Hong
  Kong)                                               1,336,117       1,353,099
Foschini Ltd. (South Africa)                            123,913       1,043,223
Genting Malaysia BHD (Malaysia)                         928,300         778,782
Giant Manufacturing Co. Ltd. (Taiwan)                   302,300         915,035
Grupo Televisa SA ADR (Mexico)                           40,599         706,829
Hankook Tire Co. Ltd. (South Korea)                      54,750       1,242,148
JD Group Ltd. (South Africa)                            156,821         823,618
Lojas Americanas SA (Preference) (Brazil)               155,343       1,108,486
Lojas Renner SA (Brazil)                                 71,382       1,954,008
Ports Design Ltd. (Hong Kong)                           485,647       1,235,233
Shangri-La Asia Ltd. (Hong Kong)                        168,812         311,579
--------------------------------------------------------------------------------
                                                                     12,811,939
--------------------------------------------------------------------------------

ENERGY -- 9.1%
CNOOC Ltd. (Hong Kong)                                  700,911       1,191,323
PetroChina Co. Ltd. - Class H (China)                   300,789         332,692
Petroleo Brasileiro SA (Preference) (Brazil)            105,118       1,570,073
PTT Exploration & Production PCL
  (Thailand)                                            162,900         713,912
Reliance Industries Ltd. GDR 144A, (India)               22,300       1,031,815
Tenaris SA ADR (Luxembourg)                              29,081       1,006,493
Thai Oil PCL (Thailand)                                 566,900         765,249
Tupras Turkiye Petrol Rafine (Turkey)                    43,618         791,203
--------------------------------------------------------------------------------
                                                                      7,402,760
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.6%
British American Tobacco Malaysia Bhd
  (Malaysia)                                             66,800         903,253
Fomento Economico Mexicano SAB de CV
  ADR (Mexico)                                           12,457         537,520
Kimberly-Clark de Mexico SAB de CV -
  Class A (Mexico)                                      183,891       1,067,966
Massmart Holdings Ltd. (South Africa)                    86,335       1,323,216
SABMiller PLC (United Kingdom)                           31,229         875,677
Tingyi Cayman Islands Holding Corp. (China)             592,193       1,451,911
Wal-Mart de Mexico SAB de CV (Mexico)                   399,543         885,089
--------------------------------------------------------------------------------
                                                                      7,044,632
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 6.7%
ASM Pacific Technology Ltd. (Hong Kong)                 150,000       1,165,307
Infosys Technologies Ltd. ADR (India)                    20,081       1,203,053
Samsung Electronics Co. Ltd. (South Korea)                  774         485,464
Taiwan Semiconductor Manufacturing Co.
  Ltd. (Taiwan)                                         475,700         889,104
VTech Holdings Ltd. (Hong Kong)                         163,857       1,752,416
--------------------------------------------------------------------------------
                                                                      5,495,344
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.1%
America Movil SAB de CV, Series L ADR
  (Mexico)                                               21,781       1,034,598
MTN Group Ltd. (South Africa)                            66,282         868,636
Telekomunikasi Indonesia Tbk PT (Indonesia)           1,048,716         888,906
Turkcell Iletisim Hizmet AS (Turkey)                    107,278         556,419
--------------------------------------------------------------------------------
                                                                      3,348,559
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.6%
All America Latina Logistica SA (Brazil)                137,449       1,074,463
Trakya Cam Sanayi AS (Turkey)*                          729,027         977,435
Weichai Power Co. Ltd. - Class H (China)                133,871         862,720
--------------------------------------------------------------------------------
                                                                      2,914,618
--------------------------------------------------------------------------------

UTILITIES -- 2.2%
Cez AS (Czech Republic)                                  20,510         834,799
Cia Energetica de Minas Gerais (Preference)
  (Brazil)                                               68,773         994,446
--------------------------------------------------------------------------------
                                                                      1,829,245
--------------------------------------------------------------------------------

HEALTH CARE -- 1.2%
Teva Pharmaceutical Industries Ltd. ADR
  (Israel)                                               18,781         976,424

Touchstone Funds Group Trust - Portfolio of Investments
Emerging Markets Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 89.3% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 1.2%- CONTINUED
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 72,945,182
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.5%
Invesco Liquid Assets Portfolio**                       935,898         935,898
Touchstone Institutional Money Market Fund^           3,533,226       3,533,226
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  4,469,124
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                       WARRANTS
--------------------------------------------------------------------------------
WARRANTS - 3.8%
Credit Suisse/Nassau, expiring 11/18/11*                  5,600         296,573
Credit Suisse/Nassau, expiring 9/15/14*                 132,736         872,951
Credit Suisse/Nassau, expiring 9/15/14*                  36,768       1,045,606
CS Bharat Forge LTD/Nassau,
expiring 6/24/13*                                       140,016         872,443
--------------------------------------------------------------------------------
TOTAL WARRANTS                                                     $  3,087,573
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $83,642,680)                                                 $ 81,359,612

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                           315,904
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 81,675,516
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value the securities on loan as of June 30, 2010, was $895,447.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $1,031,815 or 1.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $ 25,413,645    $ 47,531,537    $         --    $ 72,945,182
Investment Funds      4,469,124              --              --       4,469,124
Warrants              3,087,573              --              --       3,087,573
Preferred Stocks        857,733              --              --         857,733
--------------------------------------------------------------------------------
                                                                   $ 81,359,612

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Focused Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 95.1%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 17.1%
Allstate Corp.                                            3,730    $    107,163
Bank of America Corp.                                     7,822         112,402
Goldman Sachs Group, Inc. (The)                             546          71,673
PNC Financial Services Group, Inc.                        1,225          69,213
SEI Investments Co.                                       4,637          94,409
--------------------------------------------------------------------------------
                                                                        454,860
--------------------------------------------------------------------------------

HEALTH CARE -- 16.3%
Baxter International, Inc.                                1,622          65,918
Genzyme Corp.*                                            2,697         136,927
UnitedHealth Group, Inc.                                  3,097          87,955
WellPoint, Inc.*                                          2,955         144,588
--------------------------------------------------------------------------------
                                                                        435,388
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.3%
Comcast Corp. - Class A                                   3,402          59,093
DineEquity, Inc.*                                           794          22,168
International Speedway Corp. - Class A                    1,872          48,223
Sony Corp. ADR                                            1,571          41,914
Time Warner Cable, Inc.                                   5,022         261,546
--------------------------------------------------------------------------------
                                                                        432,944
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 16.0%
Arrow Electronics, Inc.*                                  3,152          70,447
Dell, Inc.*                                               7,018          84,637
Intel Corp.                                               2,585          50,278
Microsoft Corp.                                           4,222          97,148
Nokia Corp. ADR+                                         15,189         123,791
--------------------------------------------------------------------------------
                                                                        426,301
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.5%
CVS Caremark Corp.                                        2,295          67,289
Dean Foods Co.*                                           5,765          58,053
Heineken NV ADR                                           3,862          82,261
Kraft Foods, Inc. - Class A                               2,537          71,036
--------------------------------------------------------------------------------
                                                                        278,639
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.5%
AGCO Corp.*                                               4,262         114,946
Cornell Cos., Inc.*                                       2,810          75,505
Norfolk Southern Corp.                                    1,200          63,660
--------------------------------------------------------------------------------
                                                                        254,111
--------------------------------------------------------------------------------

ENERGY -- 5.1%
Hess Corp.                                                1,674          84,269
Noble Corp.*                                              1,673          51,712
--------------------------------------------------------------------------------
                                                                        135,981
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.3%
Deutsche Telekom AG ADR                                   2,990          34,893
Telus Corp. - Class A                                     2,182          78,989
--------------------------------------------------------------------------------
                                                                        113,882
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  2,532,106
--------------------------------------------------------------------------------

INVESTMENT FUNDS --10.2%
Invesco Liquid Assets Portfolio**                       124,055         124,055
Touchstone Institutional Money Market Fund^             146,328         146,329
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $    270,384
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.3%
(Cost $3,018,376)                                                  $  2,802,490

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.3%)                        (141,200)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  2,661,290
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $122,552.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $  2,532,106    $         --    $         --    $  2,532,106
Investment Funds        270,384              --              --         270,384
--------------------------------------------------------------------------------
                                                                   $  2,802,490

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Global Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
PREFERRED STOCKS -- 1.4%                                SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.4%
Henkel AG & Co. KGaA (Germany)                              881    $     43,020
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.1%
--------------------------------------------------------------------------------

MATERIALS -- 22.3%
Agnico-Eagle Mines Ltd. (Canada)                          2,180         132,500
CF Industries Holdings, Inc. (United States)              1,050          66,622
Fresnillo PLC (United Kingdom)                            2,400          34,843
Goldcorp, Inc. (Canada)                                   1,850          81,123
Monsanto Co. (United States)                                500          23,110
Newmont Mining Corp. (United States)                      1,530          94,462
Syngenta AG (Switzerland)                                   294          67,919
Yamana Gold, Inc. (Canada)                                9,940         102,382
Yara International ASA (Norway)                           2,170          60,998
--------------------------------------------------------------------------------
                                                                        663,959
--------------------------------------------------------------------------------

INDUSTRIALS -- 18.3%
Ansaldo STS SpA (Italy)                                   4,280          68,709
Central Japan Railway Co. (Japan)                            13         107,339
Doosan Heavy Industries and Construction
  Co. Ltd. (South Korea)                                  1,255          76,793
G4S PLC (United Kingdom)                                  7,570          30,013
Invensys PLC (United Kingdom)                            10,300          36,874
Japan Steel Works Ltd. (Japan)                            4,600          40,434
Kansas City Southern (United States)*                     1,900          69,065
Shaw Group, Inc. (United States)*                         2,520          86,234
Sime Darby Bhd (Malaysia)                                12,300          30,255
--------------------------------------------------------------------------------
                                                                        545,716
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 15.3%
Australian Agricultural Co. Ltd. (Australia)*            36,900          46,248
Cott Corp. (Canada)*                                      6,660          38,761
Davide Campari-Milano SpA (Italy)                         7,200          35,334
Foster's Group Ltd. (Australia)                           6,200          29,367
Hain Celestial Group, Inc. (The) (United
  States)*                                                1,260          25,414
Hite Brewery Co. Ltd. (South Korea)                         380          45,270
Kimberly-Clark Corp. (United States)                        440          26,677
Koninklijke Ahold NV (Netherlands)                        4,820          59,623
Sara Lee Corp. (United States)                            8,050         113,505
Thai Beverage PCL (Thailand)                            173,000          34,612
--------------------------------------------------------------------------------
                                                                        454,811
--------------------------------------------------------------------------------

HEALTH CARE -- 15.0%
Bayer AG (Germany)                                        1,008          56,328
Bristol-Myers Squibb Co. (United States)                  5,250         130,935
Novartis AG (Switzerland)                                 1,424          69,012
Sanofi-Aventis SA (France)                                  822          49,507
Tsumura & Co. (Japan)                                     2,100          64,298
Varian Medical Systems, Inc. (United States)*             1,460          76,329
--------------------------------------------------------------------------------
                                                                        446,409
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 9.5%
Bezeq Israeli Telecommunication Corp. Ltd.
  (Israel)                                               40,000          87,436
France Telecom SA (France)                                1,160          20,120
Hutchison Telecommunications Hong Kong
  Holdings Ltd. (Hong Kong)                             368,000          77,677
Koninklijke KPN NV (Netherlands)                          4,030          51,368
Swisscom AG (Switzerland)                                   133          45,090
                                                                        281,691
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.7%
Genting Bhd (Malaysia)                                   42,800          93,621
Television Broadcasts Ltd. (Hong Kong)                   22,000         102,017
TomTom NV (Netherlands)*                                  6,470          35,059
--------------------------------------------------------------------------------
                                                                        230,697
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 4.1%
Check Point Software Technologies Ltd.
  (Israel)*                                               1,960          57,781
Nokia OYJ (Finland)                                       2,470          20,132
Yahoo! Japan Corp. (Japan)                                  107          42,648
--------------------------------------------------------------------------------
                                                                        120,561
--------------------------------------------------------------------------------

FINANCIALS -- 2.2%
Bank of Yokohama Ltd./The (Japan)                        14,000          64,043
--------------------------------------------------------------------------------

ENERGY -- 0.7%
PA Resources AB (Sweden)*+                               31,980          21,459
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $  2,829,346
--------------------------------------------------------------------------------

INVESTMENT FUNDS --3.4%
Invesco Liquid Assets Portfolio**                        13,160          13,160
Touchstone Institutional Money Market Fund^              87,706          87,706
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $    100,866
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $3,199,397)                                                  $  2,973,232

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                             3,576
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  2,976,808
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $12,615.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company

Touchstone Funds Group Trust - Portfolio of Investments
Global Equity Fund -- June 30, 2010 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $  1,124,900    $  1,704,446    $         --    $  2,829,346
Investment Funds        100,866              --              --         100,866
Preferred Stocks             --          43,020              --          43,020
--------------------------------------------------------------------------------
                                                                   $  2,973,232

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Global Real Estate Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 97.8%
Alstria Office REIT-AG REIT (Germany)                     1,588    $     15,147
Apartment Investment & Management Co. -
  Class A REIT (United States)                            1,300          25,181
Ascendas Real Estate Investment Trust REIT
  (Singapore)                                            12,410          16,027
AvalonBay Communities, Inc. REIT (United
  States)                                                   660          61,624
Big Yellow Group PLC REIT (United
  Kingdom)                                                2,395          10,519
BioMed Realty Trust, Inc. REIT (United
  States)                                                 1,085          17,458
Boston Properties, Inc. REIT (United States)                915          65,276
Brandywine Realty Trust REIT (United
  States)                                                 1,640          17,630
BRE Properties, Inc. REIT (United States)                 1,130          41,731
British Land Co. PLC REIT (United
  Kingdom)                                                6,142          39,674
Camden Property Trust REIT (United States)                  495          20,221
Canadian Apartment Properties REIT
  (Canada)                                                1,810          25,470
CapitaCommercial Trust REIT (Singapore)                  22,400          19,403
CapitaLand Ltd. (Singapore)                              28,350          72,291
CapitaMall Trust REIT (Singapore)                        10,710          13,963
Cedar Shopping Centers, Inc. REIT (United
  States)                                                   880           5,298
CFS Retail Property Trust REIT (Australia)               17,110          27,045
Charter Hall Office REIT REIT (Australia)                40,530           8,463
Charter Hall Retail REIT REIT (Australia)                52,030          23,883
China Overseas Land & Investment Ltd.
  (Hong Kong)                                            22,600          42,111
China Resources Land Ltd. (Hong Kong)                     7,730          14,534
City Developments Ltd. (Singapore)                        2,120          16,688
Commonwealth Property Office Fund REIT
  (Australia)                                            20,630          16,027
Corio NV REIT (Netherlands)                                 341          16,559
Corporate Office Properties Trust SBI
  MD REIT (United States)                                   410          15,482
Crombie Real Estate Investment Trust REIT
  (Canada)                                                1,455          15,527
Derwent London PLC REIT (United
  Kingdom)                                                1,010          18,779
Developers Diversified Realty Corp. REIT
  (United States)                                         2,740          27,126
Development Securities PLC (United
  Kingdom)                                                1,465           5,476
Dexus Property Group REIT (Australia)                    42,420          27,220
Digital Realty Trust, Inc. REIT (United States)             873          50,355
Douglas Emmett, Inc. REIT (United States)                 1,560          22,183
Duke Realty Corp. REIT (United States)                    3,040          34,504
DuPont Fabros Technology, Inc. REIT
  (United States)                                         1,370          33,647
Entertainment Properties Trust REIT (United
  States)                                                   220           8,375
Equity Residential REIT (United States)                   1,935          80,573
Eurocommercial Properties NV REIT
  (Netherlands)                                             658          20,979
Frasers Centrepoint Trust REIT (Singapore)               18,000          16,630
General Growth Properties, Inc. REIT (United
  States)                                                 1,080          14,321
Glimcher Realty Trust REIT (United States)                2,255          13,485
Goodman Group REIT (Australia)                           29,480          15,592
GPT Group REIT (Australia)                                7,738          18,067
Great Portland Estates PLC REIT (United
  Kingdom)                                                2,620          11,316
Hammerson PLC REIT (United Kingdom)                       3,797          19,356
HCP, Inc. REIT (United States)                            1,740          56,115
Health Care REIT, Inc. REIT (United States)                 810          34,117
Helical Bar PLC (United Kingdom)                          2,550          10,471
Hongkong Land Holdings Ltd. (Hong Kong)                   9,165          45,303
Host Hotels & Resorts, Inc. REIT (United
  States)                                                 3,783          50,995
Hufvudstaden AB - Class A (Sweden)                        1,862          14,191
Japan Excellent, Inc. REIT (Japan)                            4          18,904
Japan Real Estate Investment Corp. REIT
  (Japan)                                                     2          16,291
Kenedix Realty Investment Corp. REIT
  (Japan)                                                     5          13,924
Kerry Properties Ltd. (Hong Kong)                        10,830          46,796
Kimco Realty Corp. REIT (United States)                   4,305          57,859
Klepierre REIT (France)                                     639          17,655
Land Securities Group PLC REIT (United
  Kingdom)                                                3,640          30,124
LaSalle Hotel Properties REIT (United States)               380           7,817
Link REIT (Hong Kong)                                     6,380          15,831
Macerich Co. REIT (United States)                         1,404          52,397
Mack-Cali Realty Corp. REIT (United States)                 425          12,635
Mitsubishi Estate Co., Ltd. (Japan) 6,100 84,922
Mitsui Fudosan Co., Ltd. (Japan)                          4,200          58,458
Morguard Real Estate Investment Trust REIT
  (Canada)                                                3,180          39,431
Nationwide Health Properties, Inc. REIT
  (United States)                                           790          28,258
Nippon Building Fund, Inc. REIT (Japan)                       2          15,869
Norwegian Property ASA (Norway)*                         14,510          18,952
NTT Urban Development Corp. (Japan)                          27          21,450
ProLogis REIT (United States)                             2,402          24,332
ProLogis European Properties (Luxembourg)*                1,310           6,615
Public Storage REIT (United States)                       1,045          91,866
Regency Centers Corp. REIT (United States)                  795          27,348
RioCan Real Estate Investment Trust REIT
  (Canada)                                                3,695          66,087
Segro PLC REIT (United Kingdom)                           4,255          16,043
Shenzhen Investment Ltd. (Hong Kong)                     73,170          20,974
Shimao Property Holdings Ltd. (Hong Kong)                 7,010          10,875
Simon Property Group, Inc. REIT (United
  States)                                                 1,466         118,379
Sino Land Co., Ltd. (Hong Kong)                          20,960          37,458
SL Green Realty Corp. REIT (United States)                  680          37,427
Societe de la Tour Eiffel REIT (France)                     132           7,933
Sumitomo Realty & Development Co., Ltd.
  (Japan)                                                 3,075          52,250
Sun Hung Kai Properties Ltd. (Hong Kong)                 12,830         175,463
Sunstone Hotel Investors, Inc. REIT (United
  States)*                                                1,400          13,902
Swire Pacific Ltd. - Class A (Hong Kong)                  1,480          16,800
UDR, Inc. REIT (United States)                            1,525          29,173
Unibail-Rodamco SE REIT (France)                            774         126,148
United Urban Investment Corp. REIT (Japan)                    3          17,907
Vastned Retail NV REIT (Netherlands)                        280          14,107
Ventas, Inc. REIT (United States)                           865          40,612
Vornado Realty Trust REIT (United States)                   830          60,548
Westfield Group REIT (Australia)                         14,520         147,549
Wharf Holdings Ltd. (Hong Kong)                           9,450          45,781
Wihlborgs Fastigheter AB (Sweden)                           911          17,258
--------------------------------------------------------------------------------
                                                                      3,092,816
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.4%
Gaylord Entertainment Co. (United States)*                  580          12,812
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $  3,105,628
--------------------------------------------------------------------------------

Touchstone Funds Group Trust - Portfolio of Investments
Global Real Estate Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.2% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%- CONTINUED
INVESTMENT FUND -- 3.1%
Touchstone Institutional Money Market Fund^              99,188    $     99,188
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                       WARRANTS
--------------------------------------------------------------------------------
WARRANTS - 0.0%
Henderson Land Development Co. Ltd.,
expiring 6/1/11*                                          1,106             188
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.3%
(Cost $3,418,396)                                                  $  3,205,004

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)                         (41,963)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  3,163,041
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks      $  1,457,577    $  1,648,051    $         --    $  3,105,628
Investment Fund          99,188              --              --          99,188
Warrants                     --             188              --             188
--------------------------------------------------------------------------------
                                                                   $  3,205,004

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Healthcare and Biotechnology Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 91.8%                                  SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 91.8%
Abbott Laboratories                                      27,630    $  1,292,531
Acorda Therapeutics, Inc.*                                4,170         129,729
Alexion Pharmaceuticals, Inc.*                            8,630         441,770
Allergan, Inc.                                           12,120         706,111
AMERIGROUP Corp.*                                         7,570         245,874
AmerisourceBergen Corp.                                  21,310         676,592
Ardea Biosciences, Inc.*                                  4,180          85,941
Assisted Living Concepts, Inc. - Class A*                 6,390         189,080
Bruker Corp.*                                            21,070         256,211
Cardinal Health, Inc.                                     9,680         325,345
CareFusion Corp.*                                        11,030         250,381
Celgene Corp.*                                            9,830         499,561
CIGNA Corp.                                              18,030         560,012
DaVita, Inc.*                                            16,870       1,053,363
Dendreon Corp.*                                           1,040          33,623
Dr. Reddy's Laboratories Ltd. ADR+                       28,620         882,927
Edwards Lifesciences Corp.*                               7,280         407,826
Emergency Medical Services Corp. - Class A*               8,700         426,561
Express Scripts, Inc.*                                   15,340         721,287
Gilead Sciences, Inc.*                                    5,780         198,138
Healthsouth Corp.*                                       13,790         258,011
Henry Schein, Inc.*                                      12,450         683,505
Hill-Rom Holdings, Inc.                                  19,500         593,385
Hospira, Inc.*                                           11,490         660,101
Human Genome Sciences, Inc.*                              6,430         145,704
ICON PLC ADR*                                            17,860         515,975
Intuitive Surgical, Inc.*                                 1,600         504,992
McKesson Corp.                                           10,740         721,298
Medco Health Solutions, Inc.*                            12,450         685,746
Merck & Co., Inc.                                        38,670       1,352,290
Parexel International Corp.*                              4,740         102,763
Pfizer, Inc.                                             98,619       1,406,307
Pharmasset, Inc.*                                         5,140         140,528
PSS World Medical, Inc.*                                  9,650         204,097
Psychiatric Solutions, Inc.*                             20,140         658,981
Quality Systems, Inc.                                     3,620         209,924
Shire PLC ADR                                            11,780         723,056
Stryker Corp.                                            11,530         577,192
SXC Health Solutions Corp.*                               4,270         312,777
Tenet Healthcare Corp.*                                  82,990         360,177
Thermo Fisher Scientific, Inc.*                           6,580         322,749
Thoratec Corp.*                                           8,230         351,668
United Therapeutics Corp.*                                7,860         383,647
UnitedHealth Group, Inc.                                 13,710         389,364
Universal Health Services, Inc. - Class B                19,010         725,231
Valeant Pharmaceuticals International*                   10,650         556,888
Volcano Corp.*                                            5,340         116,519
Waters Corp.*                                             5,180         335,146
Watson Pharmaceuticals, Inc.*                            11,250         456,412
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  23,837,296
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 1.7%
--------------------------------------------------------------------------------
HEALTH CARE -- 1.7%
Biovail Corp. +                                          11,110         213,756
Hikma Pharmaceuticals PLC                                12,180         129,844
Protalix BioTherapeutics, Inc. *+                        14,870          90,856
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS                                       $     434,456
--------------------------------------------------------------------------------

INVESTMENT FUNDS --7.2%
--------------------------------------------------------------------------------
Invesco Liquid Assets Portfolio**                     1,206,858       1,206,858
Touchstone Institutional Money Market Fund^             673,434         673,434
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  1,880,292
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.7%
(Cost $24,346,927)                                                 $ 26,152,044

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)                        (179,467)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 25,972,577
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2010, was $1,175,492.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $ 24,271,752    $         --    $         --    $ 24,271,752
Investment Funds      1,880,292              --              --       1,880,292
--------------------------------------------------------------------------------
                                                                    $ 26,152,044

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 53.5%
               FINANCIALS -- 21.9%
$     75,000   ACE Ina Holdings, Inc., 5.700%, 2/15/17             $     82,121
     370,000   Allstate Life Global Funding Trusts,
                 5.375%, 4/30/13                                        405,694
      25,000   American Express Bank FSB, 5.500%,
                 4/16/13                                                 27,013
     150,000   American Express Co., 4.875%, 7/15/13                    160,154
     200,000   American Express Co., 7.000%, 3/19/18                    230,679
     210,000   American International Group, Inc.,
                 5.450%, 5/18/17                                        186,375
     125,000   Ameriprise Financial, Inc., 5.650%,
                 11/15/15                                               138,524
     275,000   Bank of America Corp., 7.400%, 1/15/11                   283,152
      30,000   Bank of America Corp., 5.750%, 8/15/16                    31,079
     200,000   Bank of America Corp., Ser MTNL,
                 5.650%, 5/1/18                                         204,962
     200,000   Bank of America Corp., 5.750%, 12/1/17                   207,416
      45,000   Bank One Corp., 5.900%, 11/15/11                          47,289
     200,000   Barclays Bank PLC, 5.450%, 9/12/12                       212,544
      40,000   Barclays Bank PLC, 6.750%, 5/22/19                        44,497
     500,000   Barclays Bank PLC, Ser 1, 5.000%,
                 9/22/16                                                512,874
     325,000   BB&T Corp., 4.750%, 10/1/12                              343,660
     915,000   BB&T Corp., 6.850%, 4/30/19                            1,072,423
      30,000   Bear Stearns Cos. LLC, 6.400%, 10/2/17                    33,322
     150,000   Bear Stearns Cos. LLC, 5.700%,
                 11/15/14                                               166,141
     500,000   Berkshire Hathaway Finance Corp.,
                 5.000%, 8/15/13                                        549,053
     375,000   Berkshire Hathaway, Inc., 3.200%,
                 2/11/15                                                386,179
   1,500,000   Boston Properties LP, 5.875%, 10/15/19                 1,604,797
     345,000   Capital One Bank USA NA, 8.800%,
                 7/15/19                                                430,702
     350,000   Capital One Financial Corp., 5.700%,
                 9/15/11                                                364,101
     250,000   Citigroup, Inc., 6.125%, 11/21/17                        261,077
     175,000   Citigroup, Inc., 5.850%, 8/2/16                          181,644
     545,000   Citigroup, Inc., 5.000%, 9/15/14                         545,109
     500,000   Citigroup, Inc., 2.875%, 12/9/11                         515,544
      40,000   CME Group, Inc., 5.750%, 2/15/14                          44,491
     200,000   Deutsche Bank AG, 6.000%, 9/1/17                         220,584
     475,000   Fifth Third Bancorp, 6.250%, 5/1/13                      516,786
     275,000   General Electric Capital Corp., 5.400%,
                 2/15/17                                                292,094
     175,000   General Electric Capital Corp., 5.625%,
                 5/1/18                                                 185,975
   1,900,000   General Electric Capital Corp., Ser
                 MTNA, 5.450%, 1/15/13                                2,041,820
     400,000   General Electric Capital Corp., Ser
                 MTNA, 6.000%, 6/15/12                                  430,449
     110,000   Genworth Financial, Inc., 5.750%,
                 6/15/14                                                109,907
      50,000   GMAC, Inc., 2.200%, 12/19/12                              51,375
     315,000   Goldman Sachs Group, Inc., 5.150%,
                 1/15/14                                                329,816
     500,000   Goldman Sachs Group, Inc., 5.625%,
                 1/15/17                                                505,555
      35,000   Goldman Sachs Group, Inc., 6.150%,
                 4/1/18                                                  36,663
     255,000   HCP, Inc., 5.650%, 12/15/13                              269,052
     185,000   HSBC Finance Corp., 5.000%, 6/30/15                      193,029
     300,000   HSBC Finance Corp., 5.500%, 1/19/16                      321,157
     500,000   Jefferies Group, Inc., 8.500%, 7/15/19                   561,630
     385,000   JPMorgan Chase & Co., 5.125%, 9/15/14                    410,845
     275,000   JPMorgan Chase & Co., 5.375%, 10/1/12                    297,229
     100,000   KeyBank NA, 5.800%, 7/1/14                               106,760
     230,000   KeyBank NA, 3.200%, 6/15/12                              240,618
     530,000   Keycorp, 6.500%, 5/14/13                                 579,752
     470,000   Kimco Realty Corp., 5.700%, 5/1/17                       491,497
      85,000   M&I Marshall & Ilsley Bank, 4.850%,
                 6/16/15                                                 79,050
      75,000   Merrill Lynch & Co., Inc., 6.150%,
                 4/25/13                                                 80,186
     400,000   Merrill Lynch & Co., Inc., 5.450%,
                 7/15/14                                                423,165
     215,000   Merrill Lynch & Co., Inc., 6.400%,
                 8/28/17                                                224,188
     170,000   MetLife, Inc., 6.125%, 12/1/11                           179,862
      20,000   MetLife, Inc., 5.000%, 6/15/15                            21,377
     170,000   Morgan Stanley, 4.750%, 4/1/14                           170,292
     125,000   Morgan Stanley, 5.500%, 1/26/20                          120,925
   1,200,000   PNC Funding Corp., 5.625%, 2/1/17                      1,276,648
     290,000   PNC Funding Corp., 2.300%, 6/22/12                       298,595
     125,000   Principal Life Income Funding Trusts,
                 5.100%, 4/15/14                                        133,413
     535,000   ProLogis, 7.625%, 8/15/14                                567,785
     125,000   Prudential Financial, Inc., Ser MTNB,
                 4.750%, 4/1/14                                         131,165
      30,000   Prudential Financial, Inc., 4.750%,
                 9/17/15                                                 30,973
     535,000   Regency Centers LP, 6.750%, 1/15/12                      561,453
      25,000   Simon Property Group LP, 5.750%,
                 12/1/15                                                 27,484
     300,000   SunTrust Bank, Inc., 6.375%, 4/1/11                      309,372
     200,000   SunTrust Banks, Inc., 5.250%, 11/5/12                    209,951
     150,000   Toyota Motor Credit Corp., 3.200%,
                 6/17/15                                                153,099
     100,000   Travelers Cos., Inc., 5.500%, 12/1/15                    112,350
   1,000,000   Travelers Cos., Inc., 5.900%, 6/2/19                   1,110,328
     250,000   Union Planters Corp., 4.375%, 12/1/10                    250,480
     185,000   Wachovia Bank NA, 5.000%, 8/15/15                        194,444
     375,000   Wachovia Corp., 5.750%, 2/1/18                           410,831
     170,000   Wells Fargo & Co., 4.950%, 10/16/13                      180,809
--------------------------------------------------------------------------------
                                                                     24,723,434
--------------------------------------------------------------------------------

               UTILITIES -- 8.4%
      20,000   Arizona Public Service Co., 8.750%,
                 3/1/19                                                  25,371
   1,300,000   Boardwalk Pipelines LLC, 5.750%,
                 9/15/19                                              1,361,282
     150,000   Consolidated Edison Co. of NY, Ser 08-
                 A, 5.850%, 4/1/18                                      171,482
     930,000   Consolidated Natural Gas Co., Ser A,
                 5.000%, 12/1/14                                      1,006,353
     100,000   Detroit Edison Co., Ser G, 5.600%,
                 6/15/18                                                110,056
     740,000   DTE Energy Co., 6.350%, 6/1/16                           828,737
     425,000   Duke Energy Carolinas, 6.250%, 1/15/12                   457,867
     100,000   Duke Energy Carolinas LLC, 5.300%,
                 10/1/15                                                113,160
     860,000   Energy Transfer Partners LP, 5.950%,
                 2/1/15                                                 917,536
     650,000   Enterprise Products Operating LLC, Ser
                 O, 9.750%, 1/31/14                                     784,219
      25,000   Exelon Corp., 4.900%, 6/15/15                             26,698
     520,000   Exelon Generation Co. LLC, 5.200%,
                 10/1/19                                                553,167
     100,000   Florida Power Corp., 5.100%, 12/1/15                     112,014
     250,000   FPL Group Capital, Inc., 5.625%, 9/1/11                  261,381

Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 53.5% (CONTINUED)
$    115,000   Georgia Power Co., Ser Z, 5.250%,
                 12/15/15                                          $    129,158
     125,000   KeySpan Corp., 7.625%, 11/15/10                          128,020
     660,000   Metropolitan Edison Co., 7.700%,
                 1/15/19                                                797,597
     310,000   Midamerican Energy Holdings Co., Ser D,
                 5.000%, 2/15/14                                        334,404
      20,000   Midamerican Energy Holdings Co.,
                 5.750%, 4/1/18                                          22,374
     110,000   National Rural Utilities Cooperative
                 Finance Corp., Ser MTNC, 7.250%,
                 3/1/12                                                 120,625
     125,000   NSTAR Electric Co., 4.875%, 4/15/14                      135,650
     175,000   PacifiCorp, 6.900%, 11/15/11                             188,344
     180,000   Public Service Co. of Colorado, Ser 10,
                 7.875%, 10/1/12                                        205,259
     140,000   Public Service Electric & Gas Co., Ser
                 MTNC, 5.375%, 9/1/13                                   154,870
     130,000   Southern Cal Edison, Ser 05-A, 5.000%,
                 1/15/16                                                144,933
     260,000   TransCanada PipeLines, 6.500%, 8/15/18                   304,561
     100,000   TransCanada PipeLines Ltd., 4.875%,
                 1/15/15                                                109,005
--------------------------------------------------------------------------------
                                                                      9,504,123
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 5.5%
     275,000   Archer-Daniels-Midland Co., 5.450%,
                 3/15/18                                                312,813
     200,000   Avon Products, Inc., 4.200%, 7/15/18                     206,186
     150,000   Bottling Group LLC, 4.625%, 11/15/12                     162,134
     100,000   Coca-Cola Co., 5.750%, 3/15/11                           103,283
     275,000   Coca-Cola Co., 5.350%, 11/15/17                          314,489
     200,000   Coca-Cola Enterprises, Inc., 7.125%,
                 8/1/17                                                 248,571
      25,000   ConAgra Foods, Inc., 7.000%, 4/15/19                      29,990
      25,000   CVS Caremark Corp., 6.600%, 3/15/19                       29,092
     690,000   Dr Pepper Snapple Group, Inc., 6.820%,
                 5/1/18                                                 822,936
     500,000   General Mills, Inc., 5.200%, 3/17/15                     560,876
      35,000   General Mills, Inc., 5.650%, 2/15/19                      39,770
     150,000   Kimberly-Clark Corp., 6.125%, 8/1/17                     177,543
     900,000   Kraft Foods, Inc., 6.250%, 6/1/12                        980,983
      25,000   Kraft Foods, Inc., 6.500%, 8/11/17                        29,038
      30,000   Kroger Co., 6.400%, 8/15/17                               34,920
     200,000   PepsiCo, Inc., 5.150%, 5/15/12                           214,875
      40,000   Procter & Gamble Co., 4.700%, 2/15/19                     43,832
      20,000   Safeway, Inc., 5.800%, 8/15/12                            21,727
     921,000   Safeway, Inc., 6.250%, 3/15/14                         1,048,173
     500,000   Sara Lee Corp., 3.875%, 6/15/13                          527,651
     120,000   Sysco Corp., 4.200%, 2/12/13                             128,639
     150,000   Unilever Capital Corp., 7.125%, 11/1/10                  153,174
--------------------------------------------------------------------------------
                                                                      6,190,695
--------------------------------------------------------------------------------

               INDUSTRIALS -- 3.9%
     385,000   3M Co., 4.375%, 8/15/13                                  420,135
     385,000   Boeing Capital Corp., 5.800%, 1/15/13                    425,651
      25,000   Boeing Capital Corp., 6.100%, 3/1/11                      25,839
     250,000   Canadian National Railway Co., 4.400%,
                 3/15/13                                                267,967
     195,000   Caterpillar Financial Services Corp.,
                 7.150%, 2/15/19                                        240,175
     150,000   Caterpillar Financial Services Corp., Ser
                 MTNF, 4.600%, 1/15/14                                  162,792
     130,000   Dover Corp., 4.875%, 10/15/15                            145,921
     150,000   General Dynamics Corp., 4.250%,
                 5/15/13                                                161,705
     275,000   General Electric Co., 5.250%, 12/6/17                    299,037
     150,000   Honeywell International, Inc., 6.125%,
                 11/1/11                                                160,126
     150,000   John Deere Capital Corp., 7.000%,
                 3/15/12                                                164,713
     500,000   Northrop Grumman Corp., 3.700%,
                 8/1/14                                                 524,414
     140,000   Parker Hannifin Corp., 5.500%, 5/15/18                   158,762
     500,000   Southwest Airlines Co., 6.500%, 3/1/12                   532,983
     250,000   Stanford University, 4.750%, 5/1/19                      272,343
     250,000   United Parcel Service, Inc., 5.500%,
                 1/15/18                                                286,089
     100,000   United Technologies Corp., 4.875%,
                 5/1/15                                                 111,826
--------------------------------------------------------------------------------
                                                                      4,360,478
--------------------------------------------------------------------------------

               ENERGY -- 3.0%
     730,000   Anadarko Petroleum Corp., 5.950%,
                 9/15/16                                                628,309
     225,000   Apache Corp., 6.250%, 4/15/12                            242,975
     225,000   Conoco Funding Co.,  6.350%, 10/15/11                    240,010
     500,000   ConocoPhillips, 4.400%, 5/15/13                          538,628
     650,000   Marathon Oil Corp., 7.500%, 2/15/19                      779,423
     425,000   Occidental Petroleum Corp., 4.125%,
                 6/1/16                                                 457,380
     150,000   SeaRiver Maritime, Inc., 0.000%, 9/1/12                  143,248
     320,000   Shell International Finance BV, 4.000%,
                 3/21/14                                                338,462
      25,000   Valero Energy Corp.,  9.375%, 3/15/19                     30,282
--------------------------------------------------------------------------------
                                                                      3,398,717
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 2.4%
     150,000   Cisco Systems, Inc., 5.500%, 2/22/16                     172,799
      40,000   Cisco Systems, Inc., 4.450%, 1/15/20                      42,225
      40,000   Dell, Inc., 5.875%, 6/15/19                               44,951
     500,000   Hewlett-Packard Co., 4.500%, 3/1/13                      539,701
     200,000   IBM Corp., 5.700%, 9/14/17                               232,457
     235,000   Oracle Corp., 4.950%, 4/15/13                            257,054
     160,000   Oracle Corp., 3.750%, 7/8/14                             171,300
     150,000   Pitney Bowes, Inc., 3.875%, 6/15/13                      158,297
   1,000,000   Xerox Corp., 6.400%, 3/15/16                           1,123,992
--------------------------------------------------------------------------------
                                                                      2,742,776
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 2.3%
      20,000   Comcast Corp., 5.875%, 2/15/18                            22,254
     150,000   Costco Wholesale Corp., 5.500%,
                 3/15/17                                                172,651
     150,000   Emerson Electric Co., 5.000%, 12/15/14                   168,897
     500,000   Johnson Controls, Inc., 5.500%, 1/15/16                  554,205
     100,000   Lowe's Cos., Inc., 5.400%, 10/15/16                      115,628
     175,000   McDonald's Corp., 6.000%, 4/15/11                        181,673
     125,000   Omnicom Group, Inc., 5.900%, 4/15/16                     142,097
      20,000   Staples, Inc., 7.750%, 4/1/11                             20,901
       5,000   Target Corp., 6.350%, 1/15/11                              5,147
     185,000   Target Corp., 5.875%, 7/15/16                            216,866
      30,000   Time Warner Cable, Inc., 6.200%, 7/1/13                   33,553
      20,000   Time Warner Cable, Inc., 8.250%, 4/1/19                   24,596
     150,000   Wal-Mart Stores, Inc., 4.500%, 7/1/15                    165,303
     350,000   Wal-Mart Stores, Inc., 4.250%, 4/15/13                   376,516
      25,000   Wal-Mart Stores, Inc., 5.800%, 2/15/18                    29,449
     180,000   Walt Disney Co., 5.500%, 3/15/19                         207,455

Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 53.5% (CONTINUED)
$    150,000   Walt Disney Co., Ser MTNB, 6.375%,
                 3/1/12                                            $    162,582
--------------------------------------------------------------------------------
                                                                      2,599,773
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 2.1%
     110,000   AT&T, Inc., 5.625%, 6/15/16                              124,677
      75,000   AT&T, Inc., 5.875%, 8/15/12                               81,831
     145,000   AT&T, Inc., 5.500%, 2/1/18                               160,346
     140,000   BellSouth Corp., 5.200%, 9/15/14                         155,568
     200,000   France Telecom SA, 7.750%, 3/1/11                        208,700
     225,000   New Cingular Wireless Services, Inc.,
                 8.125%, 5/1/12                                         251,774
     305,000   Verizon Communications, Inc., 5.500%,
                 2/15/18                                                334,679
     175,000   Verizon Global Funding Corp., 4.375%,
                 6/1/13                                                 188,005
     690,000   Vodafone Group PLC, 3.375%, 11/24/15                     696,082
     100,000   Vodafone Group PLC, 5.500%, 6/15/11                      103,849
     100,000   Vodafone Group PLC, 5.625%, 2/27/17                      109,678
--------------------------------------------------------------------------------
                                                                      2,415,189
--------------------------------------------------------------------------------

               MATERIALS -- 2.1%
     350,000   Alcoa, Inc., 6.000%, 7/15/13                             368,615
     400,000   Dow Chemical Co., 4.850%, 8/15/12                        421,942
     740,000   Dow Chemical Co., 5.900%, 2/15/15                        808,691
     500,000   EI du Pont de Nemours & Co., 5.000%,
                 1/15/13                                                542,664
     200,000   Praxair, Inc., 5.375%, 11/1/16                           229,308
--------------------------------------------------------------------------------
                                                                      2,371,220
--------------------------------------------------------------------------------

               HEALTH CARE -- 1.9%
     150,000   Abbott Laboratories, 5.600%, 11/30/17                    174,115
     205,000   Abbott Laboratories, 5.875%, 5/15/16                     239,828
     100,000   Aetna, Inc., 6.000%, 6/15/16                             114,026
     175,000   AstraZeneca PLC, 5.900%, 9/15/17                         204,726
     120,000   Baxter International, Inc., 5.900%, 9/1/16               140,796
     150,000   Genentech, Inc., 4.750%, 7/15/15                         165,965
     230,000   Johnson & Johnson, 5.150%, 8/15/12                       250,707
     100,000   Medtronic, Inc., Ser B, 4.750%, 9/15/15                  111,396
     300,000   Pfizer, Inc., 6.200%, 3/15/19                            356,519
     115,000   UnitedHealth Group, Inc., 5.000%,
                 8/15/14                                                125,264
      25,000   WellPoint, Inc., 5.000%, 1/15/11                          25,488
     120,000   Wyeth, 5.500%, 2/1/14                                    134,801
     125,000   Wyeth, 5.450%, 4/1/17                                    142,758
--------------------------------------------------------------------------------
                                                                      2,186,389
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                             $   60,492,794
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 33.2%

     500,000   U.S. Treasury Bond, 11.250%, 2/15/15                     713,711
     800,000   U.S. Treasury Bond, 8.750%, 5/15/17                    1,125,875
     600,000   U.S. Treasury Bond, 4.500%, 8/15/39                      660,844
     560,000   U.S. Treasury Bond, 4.375%, 5/15/40                      605,674
   2,700,000   U.S. Treasury Inflation Indexed Note,
                 2.375%, 1/15/17                                      3,222,347
   5,000,000   U.S. Treasury Note, 1.000%, 7/31/11                    5,031,250
   2,555,000   U.S. Treasury Note, 1.000%, 9/30/11                    2,572,565
     250,000   U.S. Treasury Note, 1.375%, 4/15/12                      253,760
  10,300,000   U.S. Treasury Note, 0.625%, 6/30/12                   10,300,824
   2,000,000   U.S. Treasury Note, 1.500%, 7/15/12                    2,036,406
     250,000   U.S. Treasury Note, 4.125%, 8/31/12                      268,848
     500,000   U.S. Treasury Note, 2.750%, 10/31/13                     526,211
   1,500,000   U.S. Treasury Note, 1.875%, 2/28/14                    1,528,593
     170,000   U.S. Treasury Note, 1.750%, 3/31/14                      172,351
   1,425,000   U.S. Treasury Note, 3.625%, 8/15/19                    1,506,826
   6,650,000   U.S. Treasury Note, 3.500%, 5/15/20                    6,959,624
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $ 37,485,709
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS
                 -- 8.3%

   2,500,000   FFCB, 1.750%, 2/21/13                                  2,536,468
     340,000   FFCB, 5.125%, 8/25/16                                    390,167
     555,000   FHLB, 1.500%, 1/16/13                                    562,024
   1,775,000   FHLB, 3.625%, 10/18/13                                 1,901,274
     465,000   FHLB, Ser VB15, 5.000%, 12/21/15                         530,029
     275,000   FHLB, Ser 656, 5.375%, 5/18/16                           320,823
     900,000   FHLMC, 4.125%, 12/21/12                                  971,469
     400,000   FHLMC, 4.500%, 1/15/14                                   442,054
     400,000   FHLMC, 5.125%, 10/18/16                                  457,913
     250,000   FNMA, 2.500%, 5/15/14                                    258,084
     150,000   FNMA, 4.125%, 4/15/14                                    163,799
     500,000   FNMA, 4.375%, 9/15/12                                    538,369
     125,000   FNMA, 4.625%, 10/15/13                                   138,172
     150,000   Tennessee Valley Auth., Ser C, 4.750%,
                 8/1/13                                                 164,864
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS                                       $  9,375,509
--------------------------------------------------------------------------------

               SOVEREIGN GOVERNMENT OBLIGATIONS --
                 3.3%

     460,000   African Development Bank, Ser GLOB,
                 2.750%, 2/25/11                                        467,325
     100,000   Asian Development Bank, 4.500%,
                 9/4/12                                                 107,171
     200,000   European Investment Bank, 3.375%,
                 6/12/13                                                210,379
     200,000   European Investment Bank, 4.625%,
                 5/15/14                                                219,725
     250,000   Export-Import Bank of Korea, 5.500%,
                 10/17/12                                               265,251
     180,000   Hydro Quebec, Ser IU, 7.500%, 4/1/16                     225,672
     150,000   Inter-American Development Bank,
                 4.375%, 9/20/12                                        160,636
     125,000   Korea Development Bank, 5.500%,
                 11/13/12                                               132,567
     110,000   Korea Electric Power Corp., 7.750%,
                 4/1/13                                                 123,400
     200,000   Malaysia, 7.500%, 7/15/11                                212,009
     350,000   Oesterreichische Kontrollbank AG,
                 3.125%, 10/14/11                                       361,087
     250,000   Province of Ontario Canada, 4.750%,
                 1/19/16                                                276,526
     200,000   Province of Quebec Canada, 4.600%,
                 5/26/15                                                220,810
     500,000   Republic of Chile, 5.500%, 1/15/13                       545,800
     225,000   Republic of Korea, 4.875%, 9/22/14                       239,316
--------------------------------------------------------------------------------
               TOTAL SOVEREIGN GOVERNMENT
                 OBLIGATIONS                                       $  3,767,674
--------------------------------------------------------------------------------

Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 1.5%
   1,639,430   Touchstone Institutional Money Market Fund^         $  1,639,430
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.8%
               (Cost $108,730,295)                                 $112,761,116

               OTHER ASSETS IN EXCESS OF LIABILITIES --
               0.2%                                                     180,905
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $112,942,021
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FFCB -- Federal Farm Credit Bank
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                              LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------
Corporate Bonds                       $          --    $  60,492,794    $          --    $  60,492,794
U.S. Treasury Obligations                        --       37,485,709               --       37,485,709
U.S. Government Agency Obligations               --        9,375,509               --        9,375,509
Sovereign Government Obligations                 --        3,767,674               --        3,767,674
Investment  Fund                          1,639,430               --               --        1,639,430
-------------------------------------------------------------------------------------------------------
                                                                                         $ 112,761,116

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
International Fixed Income Fund -- June 30, 2010 (Unaudited)

    PRINCIPAL                                                        MARKET
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

               SOVEREIGN GOVERNMENT OBLIGATIONS -- 66.9%

$    236,000   Australia Government Bond, Ser 122, 5.250%,
                 3/15/19                                           $    201,480
     200,000   Austria Government Bond, 144a, 5.000%,
                 7/15/12                                                264,551
     500,000   Belgium Government Bond, Ser 56, 3.500%,
                 3/28/15                                                643,390
     400,000   Brazilian Government International Bond,
                 12.500%, 1/5/22                                        250,970
     100,000   Bundesrepublik Deutschland, Ser 03, 3.750%,
                 7/4/13                                                 132,778
     130,000   Bundesrepublik Deutschland, Ser 05, 4.000%,
                 1/4/37                                                 178,554
     150,000   Bundesrepublik Deutschland, Ser 03, 4.750%,
                 7/4/34                                                 226,526
     190,000   Bundesschatzanweisungen, 0.500%, 6/15/12                 231,916
     270,000   Canadian Government Bond, 5.000%, 6/1/14                 280,797
  30,000,000   Development Bank of Japan, Ser INTL,
                 1.400%, 6/20/12                                        346,544
  30,000,000   European Investment Bank, Ser INTL, 1.400%,
                 6/20/17                                                352,411
     200,000   Finland Government Bond, 5.375%, 7/4/13                  276,083
     250,000   France Government Bond OAT, 5.000%,
                 10/25/16                                               353,771
     100,000   Hellenic Republic Government Bond, Ser 5Y,
                 4.000%, 8/20/13                                         99,454
     170,000   Italy Buoni Poliennali Del Tesoro, 3.000%,
                 4/15/15                                                208,278
     170,000   Italy Buoni Poliennali Del Tesoro, 4.500%,
                 2/1/20                                                 215,391
   1,100,000   Kingdom of Norway, 5.000%, 5/15/15                       188,207
     200,000   New Zealand Government Bond, Ser 1217,
                 6.000%, 12/15/17                                       144,453
     150,000   United Kingdom Gilt, 4.750%, 12/7/38                     245,809
     150,000   United Kingdom Gilt, 5.000%, 9/7/14                      252,347
--------------------------------------------------------------------------------
               TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS              $  5,093,710
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 21.4%
               FINANCIALS -- 21.4%
      60,000   Bank Nederlandse Gemeenten, 6.250%,
                 1/20/14                                                 51,460
     200,000   Fortis Bank Nederland NV, 3.000%, 4/17/12                250,902
  30,000,000   Japan Finance Organization for Municipalities,
                 Ser INTL, 1.550%, 2/21/12                              345,983
     150,000   Kreditanstalt fuer Wiederaufbau, 3.625%,
                 1/20/20                                                192,845
     100,000   Kreditanstalt fuer Wiederaufbau, Ser DTE,
                 3.250%, 6/27/13                                        127,348
     200,000   LCR Finance PLC, Reg S, 4.500%, 12/7/28                  304,702
   1,400,000   Realkredit Danmark A/S, Ser 10S, 2.000%,
                 1/1/12                                                 231,750
     100,000   Swedbank Hypotek AB, 2.500%, 1/21/13                     124,158
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                               $  1,629,148
--------------------------------------------------------------------------------

               FOREIGN BONDS -- 7.9%

     100,000   China Petroleum & Chemical Corp., Ser SINO,
                 0.000%, 4/24/14                                         14,068
  30,000,000   Japan Expressway Holding and Debt
                 Repayment Agency, 2.850%, 3/18/39                      372,086
     100,000   Rafflesia Capital Ltd., 1.250%, 10/4/11 (a)              123,085
     100,000   Seadrill Ltd., 3.625%, 11/8/12                            90,300
--------------------------------------------------------------------------------
               TOTAL FOREIGN BONDS                                 $    599,539
--------------------------------------------------------------------------------

   SHARES
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 1.6%

     122,780   Touchstone Institutional Money Market Fund^         $    122,780
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 97.8%
               (Cost $7,847,426)                                   $  7,445,177

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%            168,638
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $  7,613,815
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
Reg S -- Security sold outside United States without registration under the
      Securities Act of 1933.
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $264,551 or 3.5% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                            LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
-------------------------------------------------------------------------------------------------
Sovereign Government Obligations    $         --    $  5,093,710    $         --    $  5,093,710
Corporate Bonds                               --       1,629,148              --       1,629,148
Foreign Bonds                                 --         599,539              --         599,539
Investment Fund                          122,780              --              --         122,780
-------------------------------------------------------------------------------------------------
                                                                                    $  7,445,177

                                       LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
=================================================================================================
OTHER FINANCIAL INSTRUMENTS*
Forward Currency Contracts          $         --    $     38,375    $         --    $      38,375

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
International Fixed Income Fund -- June 30, 2010 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                  CONTRACT TO
                                   -----------------------------------------
                                                                                   UNREALIZED
                                                                                  APPRECIATION/
              VALUE DATE                      RECEIVE               DELIVER      (DEPRECIATION)
-----------------------------------------------------------------------------------------------
07/22/2010 ......................  AUD           260,000   GBP       152,305            (9,224)
07/22/2010 ......................  CHF           170,000   JPY     3,912,664               363
07/22/2010 ......................  DKK         1,424,752   USD       237,198            (3,295)
07/22/2010 ......................  EUR           250,000   JPY     8,113,750           (12,349)
07/22/2010 ......................  GBP            67,000   USD        99,162               943
07/22/2010 ......................  IDR     1,350,000,000   USD       148,079               339
07/22/2010 ......................  JPY        20,498,400   AUD       270,000             5,186
07/22/2010 ......................  JPY        12,983,880   NZD       210,000             3,056
07/22/2010 ......................  JPY       117,137,800   USD     1,290,028            35,264
07/22/2010 ......................  KRW       167,000,000   USD       138,854            (2,286)
07/22/2010 ......................  MYR           476,000   USD       146,228               661
07/22/2010 ......................  RON           240,000   USD        69,816            (2,816)
07/22/2010 ......................  SEK         1,115,000   USD       144,567            (1,571)
07/22/2010 ......................  USD           260,085   AUD       300,000             8,160
07/22/2010 ......................  USD            54,644   CAD        56,000             2,046
07/22/2010 ......................  USD           237,198   DKK     1,424,752             3,295
07/22/2010 ......................  USD         1,133,365   EUR       915,000            14,396
07/22/2010 ......................  USD           422,025   GBP       285,000            (3,793)
                                                                                    ----------
                                                                                    $   38,375
                                                                                    ==========

Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.2%                                    SHARES      VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.8%
Accenture PLC - Class A (Ireland)                         5,550    $    214,508
Amdocs Ltd. (Guernsey, C.I.)*                             8,110         217,754
ARM Holdings PLC ADR (United Kingdom)+                   35,000         434,000
Baidu, Inc. ADR (China)*                                  6,640         452,051
Canon, Inc. ADR (Japan)                                  11,037         411,790
Infosys Technologies Ltd. ADR (India)+                    8,368         501,327
Kyocera Corp. ADR (Japan)                                 3,135         252,994
Logitech International SA (Switzerland)*+                16,600         222,606
Marvell Technology Group Ltd. (Bermuda)*                 22,600         356,176
Nidec Corp. ADR (Japan)                                  15,659         327,273
Nintendo Co. Ltd. ADR (Japan)                             7,495         279,354
SAP AG ADR (Germany)+                                     8,100         358,830
--------------------------------------------------------------------------------
                                                                      4,028,663
--------------------------------------------------------------------------------

HEALTH CARE -- 16.6%
Alcon, Inc. (Switzerland)                                 3,645         540,153
AstraZeneca PLC ADR (United Kingdom)+                     6,935         326,847
Bayer AG ADR (Germany)                                    3,732         208,246
Covidien PLC (Ireland)                                    4,775         191,860
Fresenius Medical Care AG & Co. KGaA
  ADR (Germany)                                           7,470         401,064
GlaxoSmithKline PLC ADR (United
  Kingdom)                                                5,750         195,557
Mettler-Toledo International, Inc.
  (Switzerland)*                                          1,745         194,794
Novartis AG ADR (Switzerland)+                            4,800         231,936
Novo Nordisk A/S ADR (Denmark)                            5,468         443,017
Smith & Nephew PLC ADR (United
  Kingdom)+                                               5,800         272,600
Teva Pharmaceutical Industries Ltd. ADR
  (Israel)                                                4,105         213,419
--------------------------------------------------------------------------------
                                                                      3,219,493
--------------------------------------------------------------------------------

FINANCIALS -- 13.4%
Allianz SE ADR (Germany)+                                27,870         274,241
AXA SA ADR (France)+                                     14,436         220,149
Banco Santander SA ADR (Spain)                           34,738         364,749
Credit Suisse Group AG ADR (Switzerland)                 10,106         378,268
HSBC Holdings PLC ADR (United Kingdom)                    7,470         340,557
National Australia Bank Ltd. ADR (Australia)             15,839         309,652
ORIX Corp. ADR (Japan)                                    5,275         190,058
Shinhan Financial Group Co. Ltd. ADR
  (South Korea)                                           2,930         213,949
Toronto-Dominion Bank (The) (Canada)                      4,900         318,059
--------------------------------------------------------------------------------
                                                                      2,609,682
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.7%
ABB Ltd. ADR (Switzerland)*                              13,700         236,736
BAE Systems PLC ADR (United Kingdom)                     13,186         246,051
Chicago Bridge & Iron Co. NV (Netherlands)*               8,100         152,361
Koninklijke Philips Electronics NV
  (Netherlands)                                           9,600         286,464
Kubota Corp. ADR (Japan)                                  8,000         307,360
Siemens AG ADR (Germany)                                  3,730         333,947
Tomkins PLC ADR (United Kingdom)                         22,000         293,260
Tyco International Ltd. (Switzerland)                     6,400         225,472
--------------------------------------------------------------------------------
                                                                      2,081,651
--------------------------------------------------------------------------------

MATERIALS -- 9.8%
BHP Billiton Ltd. ADR (Australia)                         4,950         306,851
Cia Siderurgica Nacional SA ADR (Brazil)+                20,000         293,800
Randgold Resources Ltd. ADR (Jersey, C.I.)                2,639         250,045
Rio Tinto PLC ADR (United Kingdom)                        9,300         405,480
Syngenta AG ADR (Switzerland)                             3,877         177,760
Vale SA ADR (Brazil)+                                    19,000         462,650
--------------------------------------------------------------------------------
                                                                      1,896,586
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.1%
Anheuser-Busch InBev NV ADR (Belgium)+                    9,368         449,758
British American Tobacco PLC ADR (United
  Kingdom)                                                6,070         384,231
Diageo PLC ADR (United Kingdom)                           5,200         326,248
Nestle SA ADR (Switzerland)                               7,382         356,107
Philip Morris International, Inc. (United
  States)                                                 5,300         242,952
--------------------------------------------------------------------------------
                                                                      1,759,296
--------------------------------------------------------------------------------

ENERGY -- 8.7%
EnCana Corp. (Canada)                                    12,650         383,801
Petroleo Brasileiro SA ADR (Brazil)                       9,600         329,472
Schlumberger Ltd. (United States)                         5,900         326,506
Statoil ASA ADR (Norway)                                 10,706         205,020
Total SA ADR (France)                                    10,000         446,400
--------------------------------------------------------------------------------
                                                                      1,691,199
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.8%
America Movil SAB de CV, Series L ADR
  (United States)                                         6,610         313,975
BT Group PLC ADR (United Kingdom)+                       16,300         313,123
Millicom International Cellular SA
  (Luxembourg)+                                           2,015         163,356
Vodafone Group PLC ADR (United
  Kingdom)                                               15,890         328,446
--------------------------------------------------------------------------------
                                                                      1,118,900
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 3.3%
Honda Motor Co. Ltd. ADR (Japan)                          9,400         270,250
Panasonic Corp. ADR (Japan)                              14,265         178,740
Pearson PLC ADR (United Kingdom)+                        15,100         198,565
--------------------------------------------------------------------------------
                                                                        647,555
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 19,053,025
--------------------------------------------------------------------------------

INVESTMENT FUNDS --19.6%
Invesco Liquid Assets Portfolio**                     3,413,212       3,413,212
Touchstone Institutional Money Market Fund^             395,497         395,497
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  3,808,709
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.8%
(Cost $22,133,463)                                                 $ 22,861,734

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.8%)                     (3,449,119)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 19,412,615
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $3,295,997.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund -- June 30, 2010 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $ 19,053,025    $         --    $         --    $ 19,053,025
Investment Funds      3,808,709              --              --       3,808,709
--------------------------------------------------------------------------------
                                                                   $ 22,861,734

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Large Cap Relative Value Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 97.6%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 18.5%
Aflac, Inc.                                               1,500    $     64,005
Bank of America Corp.                                     5,200          74,724
Chubb Corp.                                               1,600          80,016
Goldman Sachs Group, Inc. (The)                             500          65,635
JPMorgan Chase & Co.                                      1,900          69,559
Morgan Stanley                                            2,000          46,420
Northern Trust Corp.                                      1,100          51,370
Travelers Cos., Inc.(The)                                 1,800          88,650
Wells Fargo & Co.                                         3,900          99,840
--------------------------------------------------------------------------------
                                                                        640,219
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.4%
Carnival Corp.                                            1,500          45,360
Comcast Corp. - Class A                                   3,200          55,584
Darden Restaurants, Inc.                                  2,300          89,355
Johnson Controls, Inc.                                    2,500          67,175
Target Corp.                                              1,100          54,087
TJX Cos., Inc.                                            2,100          88,095
Walt Disney Co.(The)                                      2,200          69,300
Yum! Brands, Inc.                                         1,600          62,464
--------------------------------------------------------------------------------
                                                                        531,420
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.4%
Automatic Data Processing, Inc.                           1,600          64,416
Corning, Inc.                                             5,000          80,750
Flextronics International Ltd.*                          14,800          82,880
Intel Corp.                                               5,700         110,865
International Business Machines Corp.                       900         111,132
Xerox Corp.                                               6,000          48,240
--------------------------------------------------------------------------------
                                                                        498,283
--------------------------------------------------------------------------------

ENERGY -- 14.3%
Apache Corp.                                                700          58,933
Chesapeake Energy Corp.                                   1,700          35,615
ConocoPhillips                                            1,200          58,908
Exxon Mobil Corp.                                         1,665          95,004
Occidental Petroleum Corp.                                1,800         138,870
Schlumberger Ltd.                                         1,200          66,408
Transocean Ltd.*                                            900          41,697
--------------------------------------------------------------------------------
                                                                        495,435
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.4%
Boeing Co.(The)                                           1,300          81,575
Cummins, Inc.                                             1,700         110,721
General Dynamics Corp.                                    1,500          87,840
Norfolk Southern Corp.                                    1,500          79,575
Union Pacific Corp.                                       1,000          69,510
--------------------------------------------------------------------------------
                                                                        429,221
--------------------------------------------------------------------------------

HEALTH CARE -- 9.7%
Beckman Coulter, Inc.                                     1,200          72,348
CR Bard, Inc.                                               500          38,765
Express Scripts, Inc.*                                    2,400         112,848
UnitedHealth Group, Inc.                                  1,700          48,280
WellPoint, Inc.*                                          1,300          63,609
--------------------------------------------------------------------------------
                                                                        335,850
--------------------------------------------------------------------------------

UTILITIES -- 4.9%
Duke Energy Corp.                                         2,500          40,000
Exelon Corp.                                              1,600          60,752
Southern Co.                                              2,100          69,888
--------------------------------------------------------------------------------
                                                                        170,640
--------------------------------------------------------------------------------

MATERIALS -- 3.6%
Freeport-McMoRan Copper & Gold, Inc.                      2,100         124,173
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.5%
American Tower Corp. - Class A*                           1,900          84,550
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.9%
Kimberly-Clark Corp.                                      1,100          66,693
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  3,376,484
--------------------------------------------------------------------------------

INVESTMENT FUND -- 2.8%
Touchstone Institutional Money Market Fund^              96,771    $     96,771
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $3,513,513)                                                  $  3,473,255

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                         (13,834)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  3,459,421
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $  3,376,484    $         --    $         --    $  3,376,484
Investment Fund          96,771              --              --          96,771
--------------------------------------------------------------------------------
                                                                   $  3,473,255

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 75.3%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 18.1%
BancFirst Corp.                                             800    $     29,192
Banco Latinoamericano de Comercio Exterior
  SA - Class E                                            2,700          33,723
Bank of Hawaii Corp.                                        700          33,845
Bank of the Ozarks, Inc.                                  2,000          70,940
Chubb Corp.                                               1,100          55,011
CME Group, Inc.                                             100          28,155
Cohen & Steers, Inc.                                      1,500          31,110
Commerce Bancshares, Inc.                                 1,200          43,188
Community Bank System, Inc.                               1,700          37,451
Cullen/Frost Bankers, Inc.                                1,100          56,540
Dime Community Bancshares                                 3,200          39,456
Eaton Vance Corp.                                         1,400          38,654
Erie Indemnity Co. - Class A                              1,300          59,150
Federal Realty Investment Trust REIT                        600          42,162
Federated Investors, Inc. - Class B                       1,200          24,852
Franklin Resources, Inc.                                    800          68,952
Fulton Financial Corp.                                    3,700          35,705
Getty Realty Corp. REIT                                   1,300          29,133
Hudson City Bancorp, Inc.                                 5,600          68,544
Infinity Property & Casualty Corp.                        1,600          73,888
International Bancshares Corp.                            2,700          45,063
Jones Lang LaSalle, Inc.                                    900          59,076
Life Partners Holdings, Inc.                              2,400          49,104
LTC Properties, Inc. REIT                                 1,100          26,697
Meadowbrook Insurance Group, Inc.                         3,600          31,068
National Health Investors, Inc. REIT                      1,700          65,552
NBT Bancorp, Inc.                                         1,600          32,672
NewAlliance Bancshares, Inc.                              4,700          52,687
NYSE Euronext                                             1,600          44,208
optionsXpress Holdings, Inc.*                             2,100          33,054
Platinum Underwriters Holdings Ltd.                       1,500          54,435
ProAssurance Corp.*                                       1,100          62,436
Provident Financial Services, Inc.                        2,900          33,901
Realty Income Corp. REIT                                  1,300          39,429
RLI Corp.                                                   900          47,259
Saul Centers, Inc. REIT                                   1,200          48,756
T Rowe Price Group, Inc.                                  1,500          66,585
Taubman Centers, Inc. REIT                                1,700          63,971
Trustco Bank Corp. NY                                     6,200          34,720
Trustmark Corp.                                           2,100          43,722
UMB Financial Corp.                                       1,300          46,228
Unitrin, Inc.                                             1,900          48,640
Waddell & Reed Financial, Inc. - Class A                  1,100          24,068
WesBanco, Inc.                                            3,600          60,660
--------------------------------------------------------------------------------
                                                                      2,013,642
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.8%
ACI Worldwide, Inc.*                                      1,700          33,099
Activision Blizzard, Inc.                                 3,400          35,666
Amdocs Ltd.*                                              1,500          40,275
CA, Inc.                                                  1,600          29,440
CACI International, Inc. - Class A*                         700          29,736
CGI Group, Inc. - Class A*                                2,900          43,297
Check Point Software Technologies Ltd.*                   1,800          53,064
Electronics for Imaging, Inc.*                            3,000          29,250
Epicor Software Corp.*                                    4,000          31,960
Factset Research Systems, Inc.                              500          33,495
Fiserv, Inc.*                                             1,200          54,792
GT Solar International, Inc.*                             5,700          31,920
Harris Corp.                                                900          37,485
IAC/InterActiveCorp*                                      2,300          50,531
Integrated Device Technology, Inc.*                       6,200          30,690
Intel Corp.                                               1,600          31,120
Intersil Corp. - Class A                                  2,100          25,431
Intuit, Inc.*                                               900          31,293
Lawson Software, Inc.*                                    4,200          30,660
Logitech International SA*                                2,500          33,525
Manhattan Associates, Inc.*                               1,600          44,080
MAXIMUS, Inc.                                               700          40,509
Methode Electronics, Inc.                                 2,800          27,272
MICROS Systems, Inc.*                                     1,400          44,618
Net 1 UEPS Technologies, Inc.*                            3,500          46,935
Plantronics, Inc.                                         1,000          28,600
Quest Software, Inc.*                                     1,700          30,668
Rogers Corp.*                                             1,500          41,655
SRA International, Inc. - Class A*                        1,600          31,472
Symantec Corp.*                                           3,400          47,192
TeleTech Holdings, Inc.*                                  1,800          23,202
Teradata Corp.*                                           1,100          33,528
Texas Instruments, Inc.                                   1,600          37,248
TIBCO Software, Inc.*                                     3,100          37,386
ValueClick, Inc.*                                         5,400          57,726
Visa, Inc. - Class A                                        900          63,675
Websense, Inc.*                                           1,500          28,350
Zebra Technologies Corp. - Class A*                       1,800          45,666
--------------------------------------------------------------------------------
                                                                      1,426,511
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.7%
Applied Industrial Technologies, Inc.                     2,300          58,236
ATC Technology Corp.*                                     1,500          24,180
Canadian National Railway Co.                               800          45,904
CIRCOR International, Inc.                                1,100          28,138
Comfort Systems USA, Inc.                                 2,600          25,116
Corporate Executive Board Co. (The)                       1,500          39,405
Crane Co.                                                 1,200          36,252
Dover Corp.                                                 800          33,432
Dun & Bradstreet Corp.                                    1,100          73,832
Ennis, Inc.                                               4,000          60,040
EnPro Industries, Inc.*                                   1,300          36,595
Gardner Denver, Inc.                                        900          40,131
Graco, Inc.                                               2,400          67,656
KBR, Inc.                                                 1,600          32,544
L-3 Communications Holdings, Inc.                           700          49,588
Landstar System, Inc.                                     1,000          38,990
Lennox International, Inc.                                  900          37,413
Lockheed Martin Corp.                                       500          37,250
Nordson Corp.                                               600          33,648
Northrop Grumman Corp.                                    1,500          81,660
R.R. Donnelley & Sons Co.                                 2,000          32,740
Raven Industries, Inc.                                    1,400          47,194
Raytheon Co.                                                900          43,551
Rollins, Inc.                                             1,600          33,104
Simpson Manufacturing Co., Inc.                           1,400          34,370
Teledyne Technologies, Inc.*                              1,100          42,438
Toro Co.                                                  1,600          78,592
Tyco International Ltd.                                   1,200          42,276
Viad Corp.                                                1,800          31,770
W.W. Grainger, Inc.                                         500          49,725
WABCO Holdings, Inc.*                                     1,300          40,924
Waste Connections, Inc.*                                  1,700          59,313
--------------------------------------------------------------------------------
                                                                      1,416,007
--------------------------------------------------------------------------------

HEALTH CARE -- 8.9%
AMERIGROUP Corp.*                                         1,400          45,472
AmerisourceBergen Corp.                                   1,100          34,925
Amgen, Inc.*                                                900          47,340
Amsurg Corp.*                                             2,100          37,422
Biogen Idec, Inc.*                                          600          28,470

Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 75.3% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------

Cardiome Pharma Corp.*                                    4,200    $     34,230
CR Bard, Inc.                                               800          62,024
Exelixis, Inc.*                                           4,800          16,656
Gentiva Health Services, Inc.*                            1,200          32,412
Gilead Sciences, Inc.*                                    1,100          37,708
Health Net, Inc.*                                         1,200          29,244
Healthspring, Inc.*                                       1,800          27,918
Hill-Rom Holdings, Inc.                                   2,000          60,860
IDEXX Laboratories, Inc.*                                   800          48,720
Invacare Corp.                                            1,300          26,962
Magellan Health Services, Inc.*                           1,400          50,848
Medicines Co. (The)*                                      6,300          47,943
Molina Healthcare, Inc.*                                  1,100          31,680
Natus Medical, Inc.*                                      2,100          34,209
Quidel Corp.*                                             2,100          26,649
Res-Care, Inc.*                                           4,100          39,606
Techne Corp.                                                900          51,705
Universal American Financial Corp.*                       2,500          36,000
Valeant Pharmaceuticals International*                      600          31,374
Waters Corp.*                                               600          38,820
Zimmer Holdings, Inc.*                                      600          32,430
--------------------------------------------------------------------------------
                                                                        991,627
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.2%
Aeropostale, Inc.*                                        1,100          31,504
AutoZone, Inc.*                                             400          77,288
Coach, Inc.                                               2,000          73,100
Deckers Outdoor Corp.*                                      300          42,861
DIRECTV - Class A*                                        2,800          94,976
Drew Industries, Inc.*                                    1,400          28,280
Finish Line, Inc. (The) - Class A                         3,100          43,183
Hibbett Sports, Inc.*                                     1,200          28,752
International Speedway Corp. - Class A                    1,200          30,912
ITT Educational Services, Inc.*                             300          24,906
Liberty Global, Inc. - Class A*                           1,400          36,386
Lincoln Educational Services Corp.*                       2,400          49,416
Macy's, Inc.                                              1,900          34,010
McDonald's Corp.                                            500          32,935
Meredith Corp.                                            1,500          46,695
Netflix, Inc.*                                              400          43,460
Polaris Industries, Inc.                                    800          43,696
Rent-A-Center, Inc. - Class A*                            1,600          32,416
Stage Stores, Inc.                                        2,400          25,632
Strayer Education, Inc.                                     100          20,789
Tim Hortons, Inc.                                         1,300          41,600
Weight Watchers International, Inc.                       1,200          30,828
--------------------------------------------------------------------------------
                                                                        913,625
--------------------------------------------------------------------------------

ENERGY -- 6.4%
Apache Corp.                                                300          25,257
Chevron Corp.                                               900          61,074
Complete Production Services, Inc.*                       2,200          31,460
ConocoPhillips                                            1,100          53,999
CVR Energy, Inc.*                                         2,500          18,800
Dawson Geophysical Co.*                                   1,400          29,778
Exterran Holdings, Inc.*                                  1,800          46,458
Exxon Mobil Corp.                                         1,300          74,191
FMC Technologies, Inc.*                                     600          31,596
Gulf Island Fabrication, Inc.                               700          10,864
Hess Corp.                                                  700          35,238
Imperial Oil Ltd.                                         1,500          54,630
Knightsbridge Tankers Ltd.                                2,000          35,180
Marathon Oil Corp.                                        1,600          49,744
Murphy Oil Corp.                                            900          44,595
Patterson-UTI Energy, Inc.                                4,100          52,767
Pioneer Drilling Co.*                                     5,500          31,185
Ultra Petroleum Corp.*                                      600          26,550
--------------------------------------------------------------------------------
                                                                        713,366
--------------------------------------------------------------------------------

UTILITIES -- 3.1%
DPL, Inc.                                                 1,200          28,680
Edison International                                      2,300          72,956
El Paso Electric Co.*                                     3,500          67,725
Energen Corp.                                             1,700          75,361
Mirant Corp.*                                             2,400          25,344
Public Service Enterprise Group, Inc.                     2,600          81,458
--------------------------------------------------------------------------------
                                                                        351,524
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.8%
Brown-Forman Corp. - Class B                              1,000          57,230
Campbell Soup Co.                                         1,500          53,745
Herbalife Ltd.                                            1,200          55,260
Hershey Co. (The)                                         1,100          52,723
Lancaster Colony Corp.                                      800          42,688
Philip Morris International, Inc.                         1,000          45,840
--------------------------------------------------------------------------------
                                                                        307,486
--------------------------------------------------------------------------------

MATERIALS -- 2.3%
AptarGroup, Inc.                                            800          30,256
Cabot Corp.                                               1,400          33,754
Carpenter Technology Corp.                                1,100          36,113
HB Fuller Co.                                             2,000          37,980
Minerals Technologies, Inc.                               1,300          61,802
Sherwin-Williams Co. (The)                                  500          34,595
Southern Copper Corp.                                     1,000          26,540
--------------------------------------------------------------------------------
                                                                        261,040
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  8,394,828
--------------------------------------------------------------------------------

INVESTMENT FUND -- 4.8%
Touchstone Institutional Money Market Fund^             532,129    $    532,129
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL LONG POSITIONS
(COST $9,059,439)                                                  $  8,926,957
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (74.8%)

--------------------------------------------------------------------------------

COMMON STOCKS -- (74.8%)
CONSUMER STAPLES -- (2.7%)
Alberto-Culver Co.                                       (1,600)        (43,344)
Avon Products, Inc.                                        (900)        (23,850)
Bunge Ltd.                                                 (500)        (24,595)
Central European Distribution Corp.*                       (900)        (19,242)
Church & Dwight Co., Inc.                                  (500)        (31,355)
Costco Wholesale Corp.                                     (500)        (27,415)
Dean Foods Co.*                                          (1,600)        (16,112)
Green Mountain Coffee Roasters, Inc.*                    (1,200)        (30,840)
Hain Celestial Group, Inc. (The)*                        (2,200)        (44,374)
Smithfield Foods, Inc.*                                  (2,300)        (34,270)
--------------------------------------------------------------------------------
                                                                       (295,397)
--------------------------------------------------------------------------------

UTILITIES -- (3.5%)
American Water Works Co., Inc.                           (3,000)        (61,800)
Empire District Electric Co. (The)                       (3,700)        (69,449)
Hawaiian Electric Industies, Inc.                        (1,700)        (38,726)
Integrys Energy Group, Inc.                                (700)        (30,618)

Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
                                                         SHARES       VALUE
--------------------------------------------------------------------------------

Pepco Holdings, Inc.                                     (2,200)   $    (34,496)
Progress Energy, Inc.                                      (800)        (31,376)
Southern Co.                                             (2,600)        (86,528)
Xcel Energy, Inc.                                        (1,700)        (35,037)
--------------------------------------------------------------------------------
                                                                       (388,030)
--------------------------------------------------------------------------------

MATERIALS -- (3.9%)
Alcoa, Inc.                                              (2,000)        (20,120)
AM Castle & Co.*                                         (2,800)        (38,892)
Balchem Corp.                                            (1,900)        (47,500)
Commercial Metals Co.                                    (2,200)        (29,084)
Deltic Timber Corp.                                        (800)        (33,440)
Dow Chemical Co. (The)                                   (1,300)        (30,836)
Intrepid Potash, Inc.*                                   (1,000)        (19,570)
Martin Marietta Materials, Inc.                            (900)        (76,329)
Schweitzer-Mauduit International, Inc.                     (700)        (35,315)
Sensient Technologies Corp.                              (1,500)        (38,895)
Vulcan Materials Co.                                     (1,600)        (70,128)
--------------------------------------------------------------------------------
                                                                       (440,109)
--------------------------------------------------------------------------------

ENERGY -- (6.1%)
Anadarko Petroleum Corp.                                 (1,500)        (54,135)
Bristow Group, Inc.*                                     (1,200)        (35,280)
Cameron International Corp.*                             (1,600)        (52,032)
Enbridge, Inc.                                             (700)        (32,620)
Forest Oil Corp.*                                        (2,900)        (79,344)
Goodrich Petroleum Corp.*                                (1,100)        (13,200)
Gulfmark Offshore, Inc. - Class A*                         (900)        (23,580)
Overseas Shipholding Group, Inc.                           (900)        (33,336)
Penn Virginia Corp.                                      (1,200)        (24,132)
Petrohawk Energy Corp.*                                  (1,400)        (23,758)
Plains Exploration & Production Co.*                     (1,600)        (32,976)
Pride International, Inc.*                               (1,000)        (22,340)
Range Resources Corp.                                      (600)        (24,090)
Spectra Energy Corp.                                     (2,300)        (46,161)
Tidewater, Inc.                                            (700)        (27,104)
TransCanada Corp.                                        (2,100)        (70,203)
Transocean Ltd.*                                           (500)        (23,165)
Weatherford International Ltd.*                          (4,400)        (57,816)
--------------------------------------------------------------------------------
                                                                       (675,272)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- (7.9%)
Amazon.com, Inc.*                                          (200)        (21,852)
BorgWarner, Inc.*                                        (1,100)        (41,074)
Callaway Golf Co.                                        (4,800)        (28,992)
Core-Mark Holding Co., Inc.*                             (1,400)        (38,360)
Gaylord Entertainment Co.*                               (2,200)        (48,598)
hhgregg, Inc.*                                           (1,200)        (27,984)
Iconix Brand Group, Inc.*                                (2,200)        (31,614)
JC Penney Co., Inc.                                      (2,100)        (45,108)
Kohl's Corp.*                                              (600)        (28,500)
MDC Holdings, Inc.                                       (1,200)        (32,340)
MGM Mirage*                                              (3,200)        (30,848)
Monro Muffler Brake, Inc.                                (1,700)        (67,201)
NIKE, Inc. - Class B                                       (500)        (33,775)
O'Reilly Automotive, Inc.*                               (1,800)        (85,608)
Orient-Express Hotels Ltd. - Class A*                    (3,300)        (24,420)
Peet's Coffee & Tea, Inc.*                                 (800)        (31,416)
Regis Corp.                                              (2,800)        (43,596)
Stewart Enterprises, Inc. - Class A                      (6,600)        (35,706)
Thomson Reuters Corp.                                    (1,400)        (50,162)
Vail Resorts, Inc.*                                      (1,600)        (55,856)
Walt Disney Co.(The)                                     (2,600)        (81,900)
--------------------------------------------------------------------------------
                                                                       (884,910)
--------------------------------------------------------------------------------

HEALTH CARE -- (8.6%)
athenahealth, Inc.*                                      (1,300)        (33,969)
Auxilium Pharmaceuticals, Inc.*                          (1,400)        (32,900)
Becton Dickinson and Co.                                   (400)        (27,048)
Brookdale Senior Living, Inc.*                           (1,600)        (24,000)
Cerner Corp.*                                              (500)        (37,945)
Computer Programs & Systems, Inc.                          (900)        (36,828)
Covance, Inc.*                                             (600)        (30,792)
Dendreon Corp.*                                            (700)        (22,631)
Edwards Lifesciences Corp.*                              (1,200)        (67,224)
Genoptix, Inc.*                                          (1,200)        (20,640)
HMS Holdings Corp.*                                        (600)        (32,532)
Human Genome Sciences, Inc.*                             (1,200)        (27,192)
Immunogen, Inc.*                                         (3,300)        (30,591)
Landauer, Inc.                                           (1,100)        (66,968)
Luminex Corp.*                                           (1,800)        (29,196)
MedAssets, Inc.*                                         (1,500)        (34,620)
Mednax, Inc.*                                              (600)        (33,366)
NuVasive, Inc.*                                            (800)        (28,368)
Qiagen NV*                                               (3,000)        (57,660)
Quality Systems, Inc.                                      (500)        (28,995)
Stryker Corp.                                              (600)        (30,036)
Thoratec Corp.*                                            (800)        (34,184)
VCA Antech, Inc.*                                        (1,300)        (32,188)
Vertex Pharmaceuticals, Inc.*                              (800)        (26,320)
Vivus, Inc.*                                             (4,100)        (39,360)
West Pharmaceutical Services, Inc.                       (1,400)        (51,086)
XenoPort, Inc.*                                          (4,200)        (41,202)
--------------------------------------------------------------------------------
                                                                       (957,841)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- (12.1%)
3PAR, Inc.*                                              (2,600)        (24,206)
Apple, Inc.*                                               (200)        (50,306)
ArcSight, Inc.*                                          (1,400)        (31,346)
Automatic Data Processing, Inc.                          (1,100)        (44,286)
Cadence Design Systems, Inc.*                            (5,600)        (32,424)
Cognizant Technology Solutions Corp. -
  Class A*                                               (1,000)        (50,060)
Compellent Technologies, Inc.*                           (1,900)        (23,028)
Concur Technologies, Inc.*                               (1,100)        (46,948)
Constant Contact, Inc.*                                  (1,600)        (34,128)
Cree, Inc.*                                                (400)        (24,012)
eBay, Inc.*                                              (1,400)        (27,454)
Electronic Arts, Inc.*                                   (3,000)        (43,200)
Equinix, Inc.*                                             (600)        (48,732)
FEI Co.*                                                 (1,300)        (25,623)
Global Payments, Inc.                                    (1,700)        (62,118)
Marvell Technology Group Ltd.*                           (1,700)        (26,792)
Maxwell Technologies, Inc.*                              (1,900)        (21,660)
Micron Technology, Inc.*                                 (4,100)        (34,809)
Netezza Corp.*                                           (3,700)        (50,616)
NetSuite, Inc.*                                          (2,100)        (26,544)
OSI Systems, Inc.*                                       (1,200)        (33,324)
Pegasystems, Inc.                                          (900)        (28,899)
Rackspace Hosting, Inc.*                                 (1,900)        (34,846)
SAIC, Inc.*                                              (4,800)        (80,352)
Salesforce.com, Inc.*                                      (600)        (51,492)
SAVVIS, Inc.*                                            (1,900)        (28,025)
Sina Corp./China*                                          (800)        (28,208)
SuccessFactors, Inc.*                                    (3,600)        (74,844)
Sycamore Networks, Inc.                                  (2,900)        (48,198)
Take-Two Interactive Software, Inc.*                     (3,000)        (27,000)
Terremark Worldwide, Inc.*                               (5,300)        (41,393)
TiVo, Inc.*                                              (3,000)        (22,140)
Ultimate Software Group, Inc.*                           (1,900)        (62,434)

Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------
Universal Display Corp.*                                 (2,200)   $    (39,556)
Veeco Instruments, Inc.*                                   (700)        (23,996)
--------------------------------------------------------------------------------
                                                                     (1,352,999)
--------------------------------------------------------------------------------

INDUSTRIALS -- (12.3%)
Aerovironment, Inc.*                                     (1,600)        (34,768)
American Superconductor Corp.*                           (1,100)        (29,359)
AMR Corp.*                                               (4,200)        (28,476)
Avery Dennison Corp.                                       (900)        (28,917)
Boeing Co.(The)                                            (500)        (31,375)
Caterpillar, Inc.                                        (1,300)        (78,091)
Clean Harbors, Inc.*                                       (600)        (39,846)
Con-way, Inc.                                              (800)        (24,016)
CoStar Group, Inc.*                                        (800)        (31,040)
Covanta Holding Corp.*                                   (1,700)        (28,203)
Danaher Corp.                                            (1,200)        (44,544)
DigitalGlobe, Inc.*                                      (1,500)        (39,450)
Energy Recovery, Inc.*                                   (5,700)        (22,800)
EnerNOC, Inc.*                                           (1,000)        (31,440)
GATX Corp.                                               (1,600)        (42,688)
General Electric Co.                                     (4,100)        (59,122)
Goodrich Corp.                                             (600)        (39,750)
Iron Mountain, Inc.                                      (1,300)        (29,198)
Kennametal, Inc.                                         (1,500)        (38,145)
Manpower, Inc.                                           (1,100)        (47,498)
Mine Safety Appliances Co.                               (1,900)        (47,082)
Mobile Mini, Inc.*                                       (3,400)        (55,352)
Moog, Inc. - Class A*                                    (1,100)        (35,453)
Otter Tail Corp.                                         (2,800)        (54,124)
PACCAR, Inc.                                             (1,000)        (39,870)
Pall Corp.                                                 (900)        (30,933)
Resources Connection, Inc.*                              (1,700)        (23,120)
Ritchie Bros Auctioneers, Inc.                           (1,800)        (32,796)
Roper Industries, Inc.                                     (900)        (50,364)
Steelcase, Inc. - Class A                                (4,400)        (34,100)
Sterling Construction Co., Inc.*                         (1,900)        (24,586)
Terex Corp.*                                             (1,600)        (29,984)
Titan International, Inc.                                (3,700)        (36,889)
TransDigm Group, Inc.                                      (600)        (30,618)
Waste Management, Inc.                                   (1,500)        (46,935)
Watsco, Inc.                                               (800)        (46,336)
--------------------------------------------------------------------------------
                                                                     (1,367,268)
--------------------------------------------------------------------------------

FINANCIALS -- (17.7%)
Alexandria Real Estate Equities, Inc. REIT                 (500)        (31,685)
Arthur J Gallagher & Co.                                 (1,500)        (36,570)
Aspen Insurance Holdings Ltd.                            (1,800)        (44,532)
Associated Banc-Corp                                     (4,900)        (60,074)
Bank of America Corp.                                    (3,500)        (50,295)
Capitol Federal Financial                                  (900)        (29,844)
Cathay General Bancorp                                   (3,700)        (38,221)
Cincinnati Financial Corp.                               (1,400)        (36,218)
Citigroup, Inc.*                                         (9,700)        (36,472)
Cousins Properties, Inc. REIT                            (4,478)        (30,182)
Developers Diversified Realty Corp. REIT                 (3,300)        (32,670)
Discover Financial Services                              (2,000)        (27,960)
First Horizon National Corp.*                            (2,920)        (33,438)
First Industrial Realty Trust, Inc. REIT*                (4,800)        (23,136)
First Niagara Financial Group, Inc.                      (2,300)        (28,819)
FirstMerit Corp.                                         (1,700)        (29,121)
Gleacher & Co., Inc.*                                   (12,700)        (32,385)
Hilltop Holdings, Inc.*                                  (5,200)        (52,052)
Iberiabank Corp.                                         (1,000)        (51,480)
Inland Real Estate Corp. REIT                            (5,100)        (40,392)
Interactive Brokers Group, Inc. - Class A*               (3,300)        (54,780)
Investors Real Estate Trust REIT                         (8,000)        (70,640)
KeyCorp                                                  (5,500)        (42,295)
Kilroy Realty Corp. REIT                                 (2,300)        (68,379)
Kimco Realty Corp. REIT                                  (2,600)        (34,944)
MB Financial, Inc.                                       (1,700)        (31,263)
Morgan Stanley                                           (1,000)        (23,210)
Northern Trust Corp.                                       (900)        (42,030)
Old Republic International Corp.                         (2,200)        (26,686)
OneBeacon Insurance Group Ltd. - Class A                 (2,900)        (41,528)
PacWest Bancorp                                          (1,900)        (34,789)
People's United Financial, Inc.                          (3,100)        (41,850)
Pico Holdings, Inc.*                                       (800)        (23,976)
Pinnacle Financial Partners, Inc.*                       (4,100)        (52,685)
PrivateBancorp, Inc.                                     (3,200)        (35,456)
Ramco-Gershenson Properties Trust REIT                   (3,800)        (38,380)
Regions Financial Corp.                                  (3,500)        (23,030)
Simmons First National Corp. - Class A                   (1,900)        (49,894)
State Street Corp.                                         (600)        (20,292)
Sterling Bancshares, Inc.                               (10,800)        (50,868)
Stifel Financial Corp.*                                  (1,000)        (43,390)
Sunstone Hotel Investors, Inc. REIT*                     (2,600)        (25,818)
SunTrust Banks, Inc.                                     (1,800)        (41,940)
Synovus Financial Corp.                                 (15,400)        (39,116)
Transatlantic Holdings, Inc.                             (1,500)        (71,940)
Umpqua Holdings Corp.                                    (2,300)        (26,404)
United Community Banks, Inc.*                            (9,200)        (36,340)
Washington Federal, Inc.                                 (2,700)        (43,686)
Whitney Holding Corp.                                    (5,300)        (49,025)
Wilmington Trust Corp.                                   (4,200)        (46,578)
--------------------------------------------------------------------------------
                                                                     (1,976,758)
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ (8,338,584)
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
($8,752,883)                                                       $ (8,338,584)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 5.3%
(Cost $306,556)                                                    $    588,373
CASH COLLATERAL FOR SECURITIES SOLD SHORT -- 89.4%                    9,963,606


OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.3%                           595,122
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 11,147,101
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund -- June 30, 2010 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                                LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------
Collateral for Securities Sold Short    $  9,963,606    $         --    $         --    $  9,963,606
Investment Fund                              532,129              --              --         532,129
Common Stocks                                 56,244              --              --          56,244
----------------------------------------------------------------------------------------------------
                                                                                        $ 10,551,979

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund-- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.7%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 18.1%
AllianceBernstein Holding LP+                            79,080    $  2,043,427
Arch Capital Group Ltd.*                                 29,880       2,226,060
Assured Guaranty Ltd.                                    64,130         851,005
Brandywine Realty Trust REIT                            163,920       1,762,140
City National Corp.                                      35,160       1,801,247
Comerica, Inc.                                           31,950       1,176,719
Digital Realty Trust, Inc. REIT+                         41,670       2,403,526
Douglas Emmett, Inc. REIT                               119,470       1,698,863
Fifth Third Bancorp                                     149,770       1,840,673
First Horizon National Corp.*                             1,111          12,722
IntercontinentalExchange, Inc.*                          17,590       1,988,198
Marshall & Ilsley Corp.                                 288,913       2,074,395
SunTrust Banks, Inc.                                     68,930       1,606,069
--------------------------------------------------------------------------------
                                                                     21,485,044
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.0%
Autoliv, Inc.*                                           38,330       1,834,090
DISH Network Corp. - Class A                            102,030       1,851,844
Dollar Tree, Inc.*                                       35,890       1,494,101
Hasbro, Inc.                                             51,580       2,119,938
Las Vegas Sands Corp.*+                                  74,210       1,643,009
Lear Corp.*                                              34,420       2,278,604
Office Depot, Inc.*                                     138,250         558,530
Scripps Networks Interactive, Inc. - Class A             21,690         874,975
Stanley Black & Decker, Inc.                             27,850       1,406,982
Starwood Hotels & Resorts Worldwide, Inc.                37,800       1,566,054
Washington Post Co. (The) - Class B                       2,620       1,075,458
--------------------------------------------------------------------------------
                                                                     16,703,585
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.9%
Autodesk, Inc.*                                          53,100       1,293,516
Avago Technologies Ltd.*                                 43,380         913,583
Cadence Design Systems, Inc.*                           169,740         982,794
Check Point Software Technologies Ltd.*                  62,700       1,848,396
IAC/InterActiveCorp*                                    111,660       2,453,170
Jabil Circuit, Inc.                                     112,300       1,493,590
Micron Technology, Inc.*                                235,790       2,001,857
NetApp, Inc.*                                            31,990       1,193,547
Nuance Communications, Inc.*                            123,400       1,844,830
Teradyne, Inc.*                                         139,640       1,361,490
--------------------------------------------------------------------------------
                                                                     15,386,773
--------------------------------------------------------------------------------

HEALTH CARE -- 11.4%
Alexion Pharmaceuticals, Inc.*                           17,390         890,194
AmerisourceBergen Corp.                                  69,840       2,217,420
Biovail Corp.+                                          110,950       2,134,678
DaVita, Inc.*                                            35,270       2,202,259
Dendreon Corp.*                                          26,810         866,767
Humana, Inc.*                                            40,300       1,840,501
Life Technologies Corp.*                                 36,510       1,725,098
Pharmaceutical Product Development, Inc.                 67,900       1,725,339
--------------------------------------------------------------------------------
                                                                     13,602,256
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.4%
AMR Corp.*                                              191,100       1,295,658
Cooper Industries PLC                                    55,660       2,449,040
Goodrich Corp.                                           22,230       1,472,737
Joy Global, Inc.                                         25,880       1,296,329
McDermott International, Inc.*                           91,310       1,977,774
Terex Corp.*                                             47,940         898,396
Textron, Inc.                                            49,080         832,888
W.W. Grainger, Inc.                                      21,320       2,120,274
--------------------------------------------------------------------------------
                                                                     12,343,096
--------------------------------------------------------------------------------

MATERIALS -- 9.5%
Carpenter Technology Corp.                               37,035       1,215,859
Cliffs Natural Resources, Inc.                           38,220       1,802,455
Cytec Industries, Inc.                                   50,190       2,007,098
Domtar Corp.                                             19,070         937,291
Lubrizol Corp.                                           24,280       1,949,927
Scotts Miracle-Gro Co. (The) - Class A                   42,880       1,904,301
Temple-Inland, Inc.                                      74,290       1,535,574
--------------------------------------------------------------------------------
                                                                     11,352,505
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.7%
Green Mountain Coffee Roasters, Inc.*                    86,630       2,226,391
Mead Johnson Nutrition Co. - Class A                     27,870       1,396,844
Sara Lee Corp.                                          173,390       2,444,799
Whole Foods Market, Inc.*+                               51,980       1,872,320
--------------------------------------------------------------------------------
                                                                      7,940,354
--------------------------------------------------------------------------------

ENERGY -- 6.6%
Alpha Natural Resources, Inc.*                           30,660       1,038,454
Concho Resources, Inc.*                                  37,530       2,076,535
Ensco PLC ADR                                            25,690       1,009,103
Newfield Exploration Co.*                                31,835       1,555,458
Oil States International, Inc.*                          30,860       1,221,439
Plains Exploration & Production Co.*                     44,450         916,115
--------------------------------------------------------------------------------
                                                                      7,817,104
--------------------------------------------------------------------------------

UTILITIES -- 5.4%
Constellation Energy Group, Inc.                         65,550       2,113,987
Northeast Utilities                                      75,970       1,935,716
Questar Corp.                                            51,220       2,329,998
--------------------------------------------------------------------------------
                                                                      6,379,701
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.7%
SBA Communications Corp. - Class A*                      71,910       2,445,659
Windstream Corp.                                        186,410       1,968,490
--------------------------------------------------------------------------------
                                                                      4,414,149
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $117,424,567
--------------------------------------------------------------------------------

INVESTMENT FUNDS --7.9%
Invesco Liquid Assets Portfolio**                     9,163,855       9,163,855
Touchstone Institutional Money Market
  Fund^                                                 317,497         317,497
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  9,481,352
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.6%
(Cost $123,636,582)                                                $126,905,919

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.6%)                      (7,899,792)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $119,006,127
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $8,836,685.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund-- June 30, 2010 (Unaudited)

REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
------------------------------------------------------------------------------------
Common Stocks       $ 117,424,567    $          --    $          --    $ 117,424,567
Investment Funds        9,481,352               --               --        9,481,352
------------------------------------------------------------------------------------
                                                                       $ 126,905,919

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Value Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.5%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 24.1%
Ameriprise Financial, Inc.                                4,257    $    153,805
Boston Properties, Inc. REIT                              2,831         201,964
Comerica, Inc.                                            4,971         183,082
Endurance Specialty Holdings Ltd.                         5,049         189,489
Federated Investors, Inc. - Class B+                      8,211         170,050
Fifth Third Bancorp                                      14,242         175,034
First Horizon National Corp.*                               213           2,437
Host Hotels & Resorts, Inc. REIT                         10,103         136,189
Liberty Property Trust REIT+                              6,359         183,457
PartnerRe Ltd.                                            2,633         184,679
People's United Financial, Inc.                          13,034         175,959
ProAssurance Corp.*                                       3,174         180,156
Reinsurance Group of America, Inc.                        3,885         177,583
Synovus Financial Corp.                                  55,389         140,688
Unum Group                                                8,393         182,128
Willis Group Holdings PLC                                 6,102         183,365
Zions Bancorporation+                                     9,419         203,168
--------------------------------------------------------------------------------
                                                                      2,823,233
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.6%
American Eagle Outfitters, Inc.                          17,452         205,061
BorgWarner, Inc.*                                         4,766         177,962
Darden Restaurants, Inc.                                  4,269         165,851
GameStop Corp. - Class A*                                 7,363         138,351
H&R Block, Inc.                                          11,283         177,030
Harley-Davidson, Inc.                                     6,385         141,939
International Game Technology                             8,823         138,521
Interpublic Group of Cos., Inc.*                         23,897         170,386
PetSmart, Inc.                                            5,165         155,828
--------------------------------------------------------------------------------
                                                                      1,470,929
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.0%
Avery Dennison Corp.                                      5,186         166,626
Cintas Corp.                                              6,916         165,777
Dover Corp.                                               3,895         162,772
Fluor Corp.                                               3,461         147,092
PACCAR, Inc.                                              4,361         173,873
Pitney Bowes, Inc.                                        7,883         173,111
R.R. Donnelley & Sons Co.                                 7,321         119,845
Rockwell Collins, Inc.                                    2,210         117,417
Spirit Aerosystems Holdings, Inc. - Class A*              9,139         174,189
--------------------------------------------------------------------------------
                                                                      1,400,702
--------------------------------------------------------------------------------

ENERGY -- 9.4%
Murphy Oil Corp.                                          3,394         168,172
Nabors Industries Ltd.*                                   9,598         169,117
Newfield Exploration Co.*                                 3,030         148,046
Pioneer Natural Resources Co.                             2,740         162,893
Range Resources Corp.                                     3,635         145,945
Spectra Energy Corp.                                      9,085         182,336
Sunoco, Inc.                                              3,722         129,414
--------------------------------------------------------------------------------
                                                                      1,105,923
--------------------------------------------------------------------------------

UTILITIES -- 9.2%
AGL Resources, Inc.                                       5,351         191,673
Consolidated Edison, Inc.                                 2,664         114,818
Edison International                                      4,354         138,109
Great Plains Energy, Inc.                                10,235         174,200
Portland General Electric Co.                             7,757         142,186
SCANA Corp.                                               4,046         144,685
Xcel Energy, Inc.                                         8,188         168,754
--------------------------------------------------------------------------------
                                                                      1,074,425
--------------------------------------------------------------------------------

MATERIALS -- 9.1%
Allegheny Technologies, Inc.                              3,631         160,454
Cliffs Natural Resources, Inc.                            2,314         109,128
Huntsman Corp.                                           17,819         154,491
Nucor Corp.                                               4,120         157,714
Owens-Illinois, Inc.*                                     5,464         144,523
Packaging Corp of America                                 8,722         192,058
Pactiv Corp.*                                             5,441         151,532
--------------------------------------------------------------------------------
                                                                      1,069,900
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.2%
BJ's Wholesale Club, Inc.*                                3,246         120,134
Brown-Forman Corp. - Class B                              3,042         174,094
Constellation Brands, Inc. - Class A*                     9,943         155,310
Dean Foods Co.*                                          16,539         166,548
McCormick & Co., Inc.                                     4,198         159,356
Molson Coors Brewing Co. - Class B                        4,315         182,783
--------------------------------------------------------------------------------
                                                                        958,225
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 7.6%
Analog Devices, Inc.                                      6,681         186,133
Brocade Communications Systems, Inc.*                    33,903         174,939
Diebold, Inc.                                             5,800         158,050
Molex, Inc.+                                              8,812         160,731
Synopsys, Inc.*                                          10,039         209,514
--------------------------------------------------------------------------------
                                                                        889,367
--------------------------------------------------------------------------------

HEALTH CARE -- 6.3%
AmerisourceBergen Corp.                                   4,948         157,099
Beckman Coulter, Inc.                                     2,172         130,950
Cooper Cos., Inc. (The)                                   2,448          97,406
Henry Schein, Inc.*                                       2,392         131,321
Hologic, Inc.*                                            8,675         120,843
Teleflex, Inc.                                            1,794          97,378
--------------------------------------------------------------------------------
                                                                        734,997
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 11,527,701
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.1%
Invesco Liquid Assets Portfolio**                       427,584         427,584
iShares Russell Midcap Value Index Fund                   2,085          75,977
Touchstone Institutional Money Market Fund^              95,357          95,357
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $    598,918
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.6%
(Cost $12,835,562)                                                 $ 12,126,619

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.6%)                        (419,036)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 11,707,583
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $406,596.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Value Fund -- June 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1       LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks         $ 11,527,701   $         --   $         --   $ 11,527,701
Investment Funds           522,941             --             --        522,941
Investment Companies        75,977             --             --         75,977
--------------------------------------------------------------------------------
                                                                   $ 12,126,619

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Premium Yield Equity Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.4%                                   SHARES       VALUE
--------------------------------------------------------------------------------

ENERGY -- 20.8%
Diamond Offshore Drilling, Inc.                          11,925    $    741,616
Enerplus Resources Fund                                  52,600       1,134,582
Kinder Morgan Management LLC*                            40,301       2,280,633
Southern Union Co.                                       44,995         983,591
Spectra Energy Corp.                                     45,625         915,694
Statoil ASA ADR                                          47,147         902,865
--------------------------------------------------------------------------------
                                                                      6,958,981
--------------------------------------------------------------------------------

HEALTH CARE -- 16.7%
Abbott Laboratories                                      25,096       1,173,991
Bristol-Myers Squibb Co.                                 24,080         600,555
Eli Lilly & Co.                                          31,685       1,061,448
Johnson & Johnson                                        19,010       1,122,731
Merck & Co., Inc.                                        31,685       1,108,024
Pfizer, Inc.                                             37,390         533,181
--------------------------------------------------------------------------------
                                                                      5,599,930
--------------------------------------------------------------------------------

FINANCIALS -- 16.5%
Alexandria Real Estate Equities, Inc. REIT               12,040         762,975
Allstate Corp.                                           25,350         728,305
Bank of Montreal                                          9,505         515,931
Cincinnati Financial Corp.                               26,615         688,530
Digital Realty Trust, Inc. REIT                          14,575         840,686
HCP, Inc. REIT                                           22,815         735,784
HSBC Holdings PLC ADR                                     8,240         375,662
NYSE Euronext                                            32,320         893,002
--------------------------------------------------------------------------------
                                                                      5,540,875
--------------------------------------------------------------------------------

UTILITIES -- 15.0%
American Water Works Co., Inc.                           48,160         992,096
National Grid PLC ADR                                    22,180         816,889
NiSource, Inc.                                           74,775       1,084,237
Northeast Utilities                                      23,445         597,379
ONEOK, Inc.                                              24,080       1,041,460
Pepco Holdings, Inc.                                     31,685         496,821
--------------------------------------------------------------------------------
                                                                      5,028,882
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.2%
Intel Corp.                                              57,035       1,109,331
Microchip Technology, Inc.                               30,420         843,851
Taiwan Semiconductor Manufacturing Co.
  Ltd. ADR                                               81,873         799,080
--------------------------------------------------------------------------------
                                                                      2,752,262
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 7.3%
AT&T, Inc.                                               32,955         797,182
BCE, Inc.                                                12,040         352,411
Tele Norte Leste Participacoes SA ADR                    37,390         559,354
Windstream Corp.                                         69,075         729,432
--------------------------------------------------------------------------------
                                                                      2,438,379
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.7%
Genuine Parts Co.                                        20,280         800,046
McDonald's Corp.                                         10,775         709,749
Thomson Reuters Corp.                                    20,280         726,633
--------------------------------------------------------------------------------
                                                                      2,236,428
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.1%
H.J. Heinz Co.                                           15,402         665,674
Procter & Gamble Co. (The)                               17,110       1,026,258
--------------------------------------------------------------------------------
                                                                      1,691,932
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.1%
R.R. Donnelley & Sons Co.                                43,090         705,383
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 32,953,052
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.5%
Touchstone Institutional Money Market Fund^           1,172,917    $  1,172,917
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.9%
(Cost $35,608,902)                                                 $ 34,125,969

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9%)                        (639,962)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 33,486,007
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $ 32,953,052    $         --    $         --    $ 32,953,052
Investment Fund       1,172,917              --              --       1,172,917
--------------------------------------------------------------------------------
                                                                   $ 34,125,969

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Sands Capital Select Growth Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 36.6%
Apple, Inc.*                                            168,100    $ 42,282,193
Broadcom Corp. - Class A                                312,000      10,286,640
FLIR Systems, Inc.*                                     285,300       8,299,377
Google, Inc. - Class A*                                  54,900      24,427,755
QUALCOMM, Inc.                                          845,300      27,759,652
Salesforce.com, Inc.*                                   368,200      31,598,924
Visa, Inc. - Class A                                    392,800      27,790,600
VMware, Inc. - Class A*                                 144,248       9,028,482
--------------------------------------------------------------------------------
                                                                    181,473,623
--------------------------------------------------------------------------------

HEALTH CARE -- 20.1%
Allergan, Inc.                                          326,100      18,998,586
Genzyme Corp.*                                          436,200      22,145,874
Illumina, Inc.*                                         421,800      18,360,954
Intuitive Surgical, Inc.*                                81,600      25,754,592
Varian Medical Systems, Inc.*                           277,800      14,523,384
--------------------------------------------------------------------------------
                                                                     99,783,390
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.8%
Amazon.com, Inc.*                                       287,500      31,412,250
Las Vegas Sands Corp.*                                  496,800      10,999,152
NIKE, Inc. - Class B                                    248,800      16,806,440
Staples, Inc.                                           542,900      10,342,245
Starbucks Corp.                                         563,100      13,683,330
--------------------------------------------------------------------------------
                                                                     83,243,417
--------------------------------------------------------------------------------

ENERGY -- 12.0%
FMC Technologies, Inc.*                                 372,600      19,621,116
National-Oilwell Varco, Inc.                            624,100      20,638,987
Schlumberger Ltd.                                       344,500      19,064,630
--------------------------------------------------------------------------------
                                                                     59,324,733
--------------------------------------------------------------------------------

FINANCIALS -- 8.8%
Charles Schwab Corp.(The)                               835,200      11,843,136
CME Group, Inc.                                          39,900      11,233,845
IntercontinentalExchange, Inc.*                         181,700      20,537,551
--------------------------------------------------------------------------------
                                                                     43,614,532
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.9%
Iron Mountain, Inc.                                     323,900       7,274,794
W.W. Grainger, Inc.                                     118,900      11,824,605
--------------------------------------------------------------------------------
                                                                     19,099,399
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $486,539,094
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.5%
Touchstone Institutional Money Market
  Fund^                                               7,633,615    $  7,633,615
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $406,509,709)                                                $494,172,709

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                         1,239,267
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $495,411,976
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION         LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks    $ 486,539,094   $          --    $          --   $ 486,539,094
Investment Fund      7,633,615              --               --       7,633,615
--------------------------------------------------------------------------------
                                                                  $ 494,172,709

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 25.2%
               FINANCIALS -- 15.2%
$    350,000   American Express Bank, Ser BKnt,
                 0.500%, 6/12/12(a)                                $    344,576
     150,000   Bank of New York Mellon Corp., 5.125%,
                 11/1/11*                                               157,489
     315,000   Bank of New York Mellon Corp., 4.950%,
                 11/1/12                                                341,111
     195,000   FIA Card Services NA, 6.625%, 6/15/12                    207,766
     235,000   General Electric Capital Corp., 0.506%,
                 8/15/11(a)                                             233,836
     280,000   Goldman Sachs Group, Inc., 6.875%,
                 1/15/11                                                287,079
     275,000   Hudson United Bank, 7.000%, 5/15/12                      292,794
     215,000   ING USA Global Funding Trust, 4.500%,
                 10/1/10                                                216,706
     320,000   Jefferies Group, Inc., 7.750%, 3/15/12                   345,411
     335,000   John Deere Capital Corp., Ser CORE,
                 2.000%, 4/15/11                                        333,234
     285,000   Manufacturers & Traders Trust Co.,
                 1.791%, 7/1/10(a)                                      277,119
     300,000   MetLife of Connecticut Institutional
                 Funding Ltd., 0.553%, 7/15/10(a)                       290,457
     255,000   Morgan Stanley, 5.625%, 1/9/12                           265,340
     270,000   National City Bank of Kentucky, 6.300%,
                 2/15/11                                                275,092
     120,000   New York Life Global Funding, 144a,
                 5.250%, 10/16/12                                       130,033
     365,000   Northern Trust Corp., 5.300%, 8/29/11                    379,223
     450,000   PNC Funding Corp., 2.300%, 6/22/12                       463,337
     260,000   SunTrust Bank, Inc., 6.375%, 4/1/11                      268,123
     300,000   TD Ameritrade Holding Corp., 2.950%,
                 12/1/12                                                305,816
     500,000   Wells Fargo & Co., Ser MTN, 3.980%,
                 10/29/10                                               504,097
     275,000   Xlliac Global Funding, 144a, 4.800%,
                 8/10/10                                                275,642
--------------------------------------------------------------------------------
                                                                      6,194,281
--------------------------------------------------------------------------------

               INDUSTRIALS -- 2.8%
     225,000   Cooper US, Inc., 5.250%, 11/15/12                        242,741
     175,786   Federal Express Corp. 1995 Pass Through
                 Trust, Ser B2, 7.110%, 1/2/14                          176,137
     135,006   Petrodrill Five Ltd., Ser 5, 4.390%,
                 4/15/16                                                140,993
     175,007   Petrodrill Four Ltd., Ser 4, 4.240%,
                 1/15/16                                                183,297
     225,000   Ryder System, Inc., 5.950%, 5/2/11                       232,820
     169,545   Systems 2001 AT LLC, 144a, 6.664%,
                 9/15/13                                                179,718
--------------------------------------------------------------------------------
                                                                      1,155,706
--------------------------------------------------------------------------------

               HEALTH CARE -- 2.6%
     325,000   Baxter FinCo BV, 4.750%, 10/15/10                        328,828
     330,000   Express Scripts, Inc., 5.250%, 6/15/12                   352,548
     360,000   Hospira, Inc., 5.550%, 3/30/12                           383,310
--------------------------------------------------------------------------------
                                                                      1,064,686
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 1.9%
     203,335   BellSouth Telecommunications, Inc.,
                 6.300%, 12/15/15                                       216,357
     240,000   New Cingular Wireless Services, Inc.,
                 8.125%, 5/1/12                                         268,559
     104,000   TELUS Corp., 8.000%, 6/1/11                              110,248
     175,000   Verizon New England, Inc., 6.500%,
                 9/15/11                                                184,817
--------------------------------------------------------------------------------
                                                                        779,981
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 0.6%
     245,000   Comcast Cable Communications LLC,
                 6.750%, 1/30/11                                        252,666
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 0.6%
     215,000   Kroger Company, 6.800%, 4/1/11                           222,960
--------------------------------------------------------------------------------

               MATERIALS -- 0.5%
     185,000   Dow Chemical Co., 7.600%, 5/15/14                        213,650
--------------------------------------------------------------------------------

               UTILITIES -- 0.5%
     190,000   National Rural Utilities Cooperative
                 Finance Corp., Ser MTNC, 7.250%,
                 3/1/12                                                 208,352
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 0.5%
     200,000   Hewlett-Packard Co., 2.250%, 5/27/11                     202,766
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                               $ 10,295,048
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 25.1%
     480,000   American Express Credit Account Master
                 Trust, Ser 2005-4, Class A, 0.420%,
                 1/15/15(a)                                             477,714
     310,000   American Express Credit Account Master
                 Trust, Ser 2010-1, Class A, 0.600%,
                 11/16/15(a)                                            309,114
     251,690   Bank of America Auto Trust, Ser 2008-1A,
                 Class A3A, 144a, 4.970%, 9/20/12                       257,679
     175,000   CarMax Auto Owner Trust, Ser 2006-2,
                 Class B, 5.310%, 4/16/12                               176,929
     106,956   CenterPoint Energy Transition Bond Co.
                 LLC, Ser 2005-A, Class A2, 4.970%,
                 8/1/14                                                 111,414
     270,000   Chase Issuance Trust, Ser 2007-A17, Class
                 A, 5.120%, 10/15/14                                    293,282
     430,000   Chase Issuance Trust, Ser 2008-A11, Class
                 A11, 5.400%, 7/15/15                                   477,093
     305,000   Chase Issuance Trust, Ser 2009-A3, Class
                 A3, 2.400%, 6/17/13                                    309,321
     222,066   Chase Manhattan Auto Owner Trust, Ser
                 2006-B, Class A4, 5.110%, 4/15/14                      224,326
     300,000   Chrysler Financial Auto Securitization
                 Trust, Ser 2009-A, Class A3, 2.820%,
                 1/15/16                                                305,961
     498,370   CNH Equipment Trust, Ser 2008-B, Class
                 A3B, 1.750%, 7/16/12(a)                                500,164
     150,000   CNH Equipment Trust, Ser 2008-B, Class
                 A4A, 5.600%, 11/17/14                                  157,839
     252,757   CNH Equipment Trust, Ser 2009-A, Class
                 A3, 5.280%, 11/15/12                                   259,862
     325,000   CNH Equipment Trust, Ser 2009-B, Class
                 A4, 5.170%, 10/15/14                                   348,786
     274,869   College & University Facility Loan Trust,
                 Ser 2, Class D, 4.000%, 6/1/18                         274,869
     425,000   Discover Card Master Trust, Ser 2008-A3,
                 Class A3, 5.100%, 10/15/13                             439,092
     240,000   Ford Credit Auto Lease Trust, Ser 2010-A,
                 Class A3, 144a, 1.620%, 11/15/13                       241,447

Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 25.1% (CONTINUED)
$     86,828   Ford Credit Auto Owner Trust, Ser 2007-B,
                 Class A3A, 5.150%, 11/15/11                       $     87,932
     140,000   Ford Credit Auto Owner Trust, Ser 2009-B,
                 Class A4, 4.500%, 7/15/14                              149,751
     300,000   GE Capital Credit Card Master Note Trust,
                 Ser 2009-2, Class A, 3.690%, 7/15/15                   311,788
     405,000   GE Capital Credit Card Master Note Trust,
                 Ser 2010-3, Class A, 2.210%, 6/15/16                   405,980
     300,000   GE Equipment Midticket LLC, Ser 2009-1,
                 Class A3, 2.340%, 6/17/13                              303,596
     465,397   Harley-Davidson Motorcycle Trust, Ser
                 2006-1, Class A2, 144a, 5.040%,
                 10/15/12                                               472,395
     300,000   Harley-Davidson Motorcycle Trust, Ser
                 2009-2, Class A4, 3.320%, 2/15/17                      310,676
     186,320   IMC Home Equity Loan Trust, Ser 1997-5,
                 Class A9, 7.310%, 11/20/28                             180,269
     177,551   John Deere Owner Trust, Ser 2007-A,
                 Class A4, 5.070%, 4/15/14                              178,962
     440,000   Nissan Auto Lease Trust, Ser 2009-A,
                 Class A4, 3.510%, 11/17/14                             450,792
     320,000   Nissan Auto Lease Trust, Ser 2010-A,
                 Class A3, 1.390%, 1/15/16                              320,600
     400,000   PG&E Energy Recovery Funding LLC, Ser
                 2005-1, Class A4, 4.370%, 6/25/14                      415,130
      89,285   PG&E Energy Recovery Funding LLC, Ser
                 2005-2, Class A2, 5.030%, 3/25/14                       92,758
     103,619   RSB Bondco LLC, Ser 2007-A, Class A1,
                 5.470%, 10/1/14                                        109,292
     285,000   Santander Drive Auto Receivables Trust,
                 Ser 2010-1, Class A3, 1.840%, 11/17/14                 286,208
     375,000   Volkswagen Auto Lease Trust, Ser 2009-A,
                 Class A3, 3.410%, 4/16/12                              382,688
     137,567   Volkswagen Auto Loan Enhanced Trust,
                 Ser 2008-1, Class A3, 4.500%, 7/20/12                  139,591
     260,000   World Financial Network Credit Card
                 Master Trust, Ser 2009-A, Class A,
                 4.600%, 9/15/15                                        268,511
     180,000   World Financial Network Credit Card
                 Master Trust, Ser 2009-B, Class A,
                 3.790%, 5/15/16                                        184,355
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                         10,216,166
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS -- 17.5%

       2,296   FHLMC, Pool #G10446, 6.500%, 2/1/11                        2,316
      89,853   FHLMC, Pool #D94598, 6.500%, 4/1/21                       99,852
      26,990   FHLMC, Pool #E97227, 7.000%, 9/1/14                       27,354
     112,030   FHLMC, Pool #C66916, 7.000%, 5/1/32                      126,422
     114,563   FHLMC, Pool #G30085, 7.500%, 10/1/17                     126,915
     130,534   FHLMC CMO/REMICS, Ser 2892, Class
                 A, Pool #FHR 2892 A, 5.000%, 5/15/21                   132,524
     166,180   FHLMC CMO/REMICS, Ser 3178, Class
                 MA, Pool #FHR 3178 MA, 6.000%,
                 10/15/26                                               166,723
     366,264   FHLMC REMICS, Ser 2510, Class TA,
                 Pool #FHR 2510 TA, 4.000%, 6/15/32                     389,258
      32,956   FHLMC REMICS, Ser 2575, Class QP,
                 Pool #FHR 2575 QP,  4.500%, 11/15/31                    33,065
       1,350   FNMA, Pool #250477,  6.000%, 1/1/11                        1,361
      26,928   FNMA, Pool #313429,  7.000%, 3/1/12                       27,875
      54,634   FNMA, Pool #323441,  7.000%, 12/1/13                      56,262
     194,124   FNMA, Pool #546474,  7.000%, 1/1/15                      204,694
       7,526   FNMA, Pool #334593, 7.000%, 5/1/24                         8,502
     123,240   FNMA, Pool #323832,  7.500%, 7/1/29                      140,190
     162,548   FNMA, Pool #665773,  7.500%, 6/1/31                      184,751
          24   FNMA, Pool #N 6222, 9.000%, 4/1/16                            26
     337,839   FNMA CMO/REMICS, Ser 2003-19, Class
                 ME, Pool #FNR 2003-19 ME, 4.000%,
                 1/25/33                                                353,752
     516,354   FNMA CMO/REMICS, Ser 2003-42, Class
                 CA, Pool #FNR 2003-42 CA, 4.000%,
                 5/25/33                                                548,724
     539,208   FNMA CMO/REMICS, Ser 2003-119,
                 Class PU, Pool #FNR 2003-119 PU,
                 4.000%, 11/25/33                                       564,932
     156,772   FNMA REMICS, Ser 2003-66, Class AP,
                 Pool #FNR 2003-66 AP, 3.500%,
                 11/25/32                                               161,459
     243,501   GNMA, Ser 2004-43, Class A, Pool #2004-
                 43 A, 2.822%, 12/16/19                                 245,199
     359,577   GNMA, Ser 2004-97, Class AB, Pool
                 #2004-97 AB, 3.084%, 4/16/22                           364,742
      13,148   GNMA, Pool #G2 8426,   3.125%,
                 11/20/18 (a)                                            13,471
      29,619   GNMA, Ser 2004-9, Class A, Pool #2004-9
                 A, 3.360%, 8/16/22                                      29,642
     179,301   GNMA, Ser 2006-19, Class A, Pool #2006-
                 19 A, 3.387%, 6/16/30                                  181,733
     216,571   GNMA, Ser 2006-39, Class A, Pool #2006-
                 39 A, 3.772%, 6/16/25                                  220,688
     130,018   GNMA, Ser 2004-6, Class B, Pool #2004-6
                 B, 3.949%, 7/16/33                                     135,253
     290,081   GNMA, Ser 2005-76, Class A, Pool #2005-
                 76 A, 3.963%, 5/16/30                                  301,922
     187,117   GNMA, Ser 2005-79, Class A, Pool #2005-
                 79 A, 3.998%, 10/16/33                                 190,101
     318,930   GNMA, Ser 2005-12, Class A, Pool #2005-
                 12 A, 4.044%, 5/16/21                                  325,062
     608,537   GNMA, Ser 2002-72, Class AB, Pool
                 #2002-72 AB, 4.500%, 10/20/32                          659,256
     430,000   GNMA, Ser 2004-12, Class BA, Pool
                 #2004-12 BA, 4.807%, 8/16/32                           455,520
       3,397   GNMA, Pool #G2 2707, 5.500%, 1/20/14                       3,614
       2,877   GNMA, Pool #G2 2802, 5.500%, 7/20/14                       3,061
      41,800   GNMA, Pool #G2 2843,   5.500%,
                 11/20/14                                                44,469
      56,281   GNMA, Pool #578189, 6.000%, 2/15/32                       62,283
       9,924   GNMA, Pool #462486, 6.500%, 1/15/13                       10,809
      32,045   GNMA, Pool #569337, 6.500%, 4/15/22                       35,228
     116,684   GNMA, Pool #780604, 7.000%, 7/15/12                      121,939
      62,037   GNMA, Pool #G2 814, 8.000%, 8/20/17                       68,427
      27,587   GNMA, Pool #780327, 8.000%, 11/15/17                      30,515
      64,465   GNMA, Pool #780322, 8.000%, 11/15/22                      74,333
      61,069   GNMA, Pool #344233, 8.000%, 2/15/23                       70,604
     123,962   GNMA, Pool #345123, 8.000%, 12/15/23                     143,317
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-
                 BACKED OBLIGATIONS                                $  7,148,145
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.6%
     125,000   American Tower Trust, Ser 2007-1A,
                 Class AFX, 144a, 5.420%, 4/15/37                       134,501
      34,997   Banc of America Commercial Mortgage,
                 Inc., Ser 2000-2, Class A2, 7.197%,
                 9/15/32(a)                                              34,978

Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.6%
               (CONTINUED)
$    335,000   Banc of America Commercial Mortgage,
                 Inc., Ser 2002-2, Class A3, 5.118%,
                 7/11/43                                           $    349,015
     202,875   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2001-CF2, Class
                 A4, 6.505%, 2/15/34                                    204,159
     275,000   Crown Castle Towers LLC, Ser 2006-1A,
                 Class AFX, 144a, 5.245%, 11/15/36                      284,636
     330,000   Crown Castle Towers LLC, Ser 2006-1A,
                 Class B, 144a, 5.362%, 11/15/36                        341,407
     390,499   First Union National Bank Commercial
                 Mortgage, Ser 2001-C2, Class A2,
                 6.663%, 1/12/43                                        397,490
     141,536   First Union National Bank Commercial
                 Mortgage, Ser 2001-C4, Class A2,
                 6.223%, 12/12/33                                       147,655
     146,854   GE Capital Commercial Mortgage Corp.,
                 Ser 2001-1, Class A2, 6.531%, 5/15/33                  150,217
     360,000   GE Capital Commercial Mortgage Corp.,
                 Ser 2001-3, Class A2, 6.070%, 6/10/38                  375,357
     300,000   Greenwich Capital Commercial Funding
                 Corp., Ser 2004-GG1, Class A5,
                 4.883%, 6/10/36                                        306,479
     320,000   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2003-CB6, Class
                 A2, 5.255%, 7/12/37(a)                                 342,849
     273,476   LB-UBS Commercial Mortgage Trust, Ser
                 2001-C2, Class A2, 6.653%, 11/15/27                    279,822
     110,137   LB-UBS Commercial Mortgage Trust, Ser
                 2003-C5, Class A3, 4.254%, 7/15/27                     114,320
     315,000   LB-UBS Commercial Mortgage Trust, Ser
                 2003-C7, Class A3, 4.559%, 9/15/27(a)                  319,036
     274,360   Merrill Lynch Mortgage Investors, Inc., Ser
                 1998-C1, Class A3, 6.720%,
                 11/15/26(a)                                            301,113
     246,931   Morgan Stanley Capital I, Ser 2007-HQ11,
                 Class A1, 5.246%, 2/12/44                              251,611
--------------------------------------------------------------------------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES                                           4,334,645
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS --
                 9.5%

     260,000   FNMA, 5.250%, 8/1/12                                     280,613
     316,659   Rowan Cos., Inc., 2.800%, 10/20/13                       315,937
     257,220   SBA, Ser P10A, 4.504%, 2/1/14                            268,530
     306,350   SBA, Ser 2008-10B, Class 1, 4.580%,
                 3/1/18                                                 325,900
     179,560   SBA, Ser 2005-P10A, Class 1, 4.638%,
                 2/10/15                                                189,409
     220,697   SBA, Ser 2003-20E, Class 1, 4.640%,
                 5/1/23                                                 233,381
     255,389   SBA, Ser 2004-20B, Class 1, 4.720%,
                 2/1/24                                                 271,165
     198,251   SBA, Ser 2002-20J, Class 1, 4.750%,
                 10/1/22                                                209,976
     258,410   SBA, Ser 2005-20G, Class 1, 4.750%,
                 7/1/25                                                 276,484
     309,323   SBA, Ser 2007-10E, Class 1, 5.250%,
                 9/1/17                                                 331,985
     153,069   SBA, Ser 2006-P10A, Class 1, 5.408%,
                 2/10/16                                                164,816
     213,722   SBA, Ser 98-L, 5.800%, 12/1/18                           229,777
     211,631   SBA, Ser 20C, 6.070%, 3/1/22                             229,749
     239,948   SBA, 6.140%, 1/1/22                                      260,457
     264,545   Whc-Irs Trust, 6.980%, 5/15/15                           284,073
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS                                       $  3,872,252
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 6.9%

     425,000   U.S. Treasury Note, 0.875%, 2/28/11                      426,643
     300,000   U.S. Treasury Note, 4.125%, 8/31/12                      322,617
     800,000   U.S. Treasury Note, 2.750%, 10/31/13                     841,938
     400,000   U.S. Treasury Note, 1.875%, 4/30/14                      407,219
     800,000   U.S. Treasury Note, 2.625%, 4/30/16                      822,000
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $  2,820,417
--------------------------------------------------------------------------------

               TAXABLE MUNICIPAL BONDS -- 2.3%

               LOUISIANA -- 0.4%
     161,367   Louisiana Public Facilities Authority,
                 Ser 2008 Class A 4.500%, 2/1/14                        163,784
--------------------------------------------------------------------------------
               PENNSYLVANIA -- 1.9%
     750,000   Commonwealth Fing Auth PA Rev, Ser A
                 3.860%, 6/1/11                                         768,195
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                               $    931,979
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 1.0%
     220,745   Community Program Loan Trust, Ser 1987-
                 A, Class A4, 4.500%, 10/1/18                           222,245
     176,855   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2006-16, Class A12, 5.000%,
                 11/25/36                                               176,830
--------------------------------------------------------------------------------

               TOTAL MORTGAGE-BACKED SECURITIES                    $    399,075
--------------------------------------------------------------------------------

    SHARES
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 2.8%
   1,148,524   Touchstone Institutional Money Market Fund^         $  1,148,524
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.9%
               (Cost $40,209,876)                                  $ 41,166,251

               LIABILITIES IN EXCESS OF OTHER ASSETS --
               (0.9%)                                                  (348,361)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $ 40,817,890
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010.
*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

CMO -- Collateralized Mortgage Obligation
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.

Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

GNMA -- Government National Mortgage Association
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $2,317,458 or 5.7% of net assets.


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                              LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------
Corporate Bonds                       $         --    $ 10,295,048    $         --    $ 10,295,048
Asset-Backed Securities                         --      10,216,166              --      10,216,166
U.S. Government Mortgage-
  Backed Obligations                            --       7,148,145              --       7,148,145
Commercial Mortgage-
  Backed Securities                             --       4,334,645              --       4,334,645
U.S. Government Agency Obligations              --       3,872,252              --       3,872,252
U.S. Treasury Obligations                       --       2,820,417              --       2,820,417
Investment Fund                          1,148,524              --              --       1,148,524
Taxable Municipal Bonds                         --         931,979              --         931,979
Mortgage-Backed Securities                      --         399,075              --         399,075
--------------------------------------------------------------------------------------------------
                                                                                      $ 41,166,251

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Core Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 97.4%                                  SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 22.2%
Alleghany Corp.*                                          5,303    $  1,555,370
Eaton Vance Corp.                                        46,307       1,278,536
First Industrial Realty Trust, Inc. REIT*               193,657         933,427
Hatteras Financial Corp. REIT                            67,781       1,885,668
Investors Title Co.                                       4,100         128,125
MBIA, Inc.*+                                            192,107       1,077,720
Montpelier Re Holdings Ltd.                             148,685       2,219,867
Tejon Ranch Co.*+                                        66,503       1,534,889
UDR, Inc. REIT                                           93,008       1,779,243
Wesco Financial Corp.                                     4,284       1,384,589
White Mountains Insurance Group Ltd.                      4,912       1,592,470
--------------------------------------------------------------------------------
                                                                     15,369,904
--------------------------------------------------------------------------------

INDUSTRIALS -- 19.7%
Alexander & Baldwin, Inc.                                78,981       2,352,054
Brink's Co. (The)                                        90,251       1,717,477
Corrections Corp. of America*                           129,906       2,478,606
Force Protection, Inc.*                                 305,599       1,252,956
Knoll, Inc.                                              86,170       1,145,199
Old Dominion Freight Line, Inc.*                         66,984       2,353,818
Tredegar Corp.                                          142,146       2,319,823
--------------------------------------------------------------------------------
                                                                     13,619,933
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.5%
Cabela's, Inc.*+                                        142,825       2,019,546
CarMax, Inc.*+                                           71,107       1,415,029
Hasbro, Inc.                                             65,525       2,693,077
Service Corp. International                             267,847       1,982,068
Sturm Ruger & Co., Inc.+                                134,245       1,923,731
--------------------------------------------------------------------------------
                                                                     10,033,451
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 11.3%
Advent Software, Inc.*                                   30,460       1,430,402
AOL, Inc.*                                               73,770       1,533,678
Micrel, Inc.+                                           138,609       1,411,040
Synaptics, Inc.*+                                        57,104       1,570,360
ValueClick, Inc.*                                       171,426       1,832,544
--------------------------------------------------------------------------------
                                                                      7,778,024
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.4%
Constellation Brands, Inc. - Class A*                   131,499       2,054,014
Energizer Holdings, Inc.*                                28,542       1,435,092
Lance, Inc.                                              11,731         193,444
Pricesmart, Inc.                                         83,945       1,950,042
Universal Corp.                                          39,455       1,565,575
--------------------------------------------------------------------------------
                                                                      7,198,167
--------------------------------------------------------------------------------

MATERIALS -- 8.3%
Albemarle Corp.                                          52,166       2,071,512
Martin Marietta Materials, Inc.+                         17,301       1,467,298
NewMarket Corp.                                          25,142       2,195,399
--------------------------------------------------------------------------------
                                                                      5,734,209
--------------------------------------------------------------------------------

ENERGY -- 6.6%
Atwood Oceanics, Inc.*                                   78,633       2,006,714
Kinder Morgan Management LLC*                            44,825       2,536,647
--------------------------------------------------------------------------------
                                                                      4,543,361
--------------------------------------------------------------------------------

HEALTH CARE -- 4.4%
Owens & Minor, Inc.                                      46,848       1,329,546
Tenet Healthcare Corp.*                                 391,964       1,701,124
--------------------------------------------------------------------------------
                                                                   $  3,030,670
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 67,307,719
--------------------------------------------------------------------------------

INVESTMENT FUNDS --19.6%
Invesco Liquid Assets Portfolio**                    11,539,420      11,539,420
Touchstone Institutional Money Market
  Fund^                                               2,039,609       2,039,609
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 13,579,029
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.0%
(Cost $87,360,174)                                                 $ 80,886,748

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.0%)                    (11,733,644)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 69,153,104
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $11,055,944.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $ 67,307,719    $         --    $         --    $ 67,307,719
Investment Funds     13,579,029              --              --      13,579,029
--------------------------------------------------------------------------------
                                                                   $ 80,886,748

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund -- June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 97.9%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 35.8%
Acadia Realty Trust REIT                                 37,660    $    633,441
Anworth Mortgage Asset Corp. REIT                        56,900         405,128
BioMed Realty Trust, Inc. REIT                           68,820       1,107,314
Boston Private Financial Holdings, Inc.                 150,270         966,236
Brandywine Realty Trust REIT                             84,950         913,213
Cardtronics, Inc.*                                       82,600       1,070,496
Cash America International, Inc.                         22,970         787,182
CNO Financial Group, Inc.*                              203,130       1,005,493
DCT Industrial Trust, Inc. REIT                         129,600         585,792
DiamondRock Hospitality Co. REIT*                        57,790         475,034
DuPont Fabros Technology, Inc. REIT                      39,530         970,857
East West Bancorp, Inc.                                  67,420       1,028,155
Evercore Partners, Inc. - Class A                        26,440         617,374
First Midwest Bancorp, Inc./IL                           74,990         911,878
Hercules Technology Growth Capital, Inc.                 44,730         411,963
Kilroy Realty Corp. REIT                                 26,090         775,656
LaSalle Hotel Properties REIT                            40,000         822,800
MB Financial, Inc.                                       32,570         598,962
Mid-America Apartment Communities,
  Inc. REIT                                              17,700         911,019
National Penn Bancshares, Inc.+                         131,070         787,731
Nelnet, Inc. - Class A                                   62,870       1,212,134
Platinum Underwriters Holdings Ltd.                      27,060         982,007
ProAssurance Corp.*                                       9,200         522,192
Radian Group, Inc.                                       47,620         344,769
Signature Bank*                                          29,360       1,115,974
SVB Financial Group*                                     21,250         876,137
Washington Real Estate Investment
  Trust REIT                                             31,900         880,121
Webster Financial Corp.                                  69,780       1,251,853
--------------------------------------------------------------------------------
                                                                     22,970,911
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
99 Cents Only Stores*                                    62,450         924,260
ArvinMeritor, Inc.*+                                     89,110       1,167,341
Dress Barn, Inc.*                                        20,980         499,534
Exide Technologies*                                     123,610         642,772
Pier 1 Imports, Inc.*                                   144,220         924,450
RC2 Corp.*                                               20,120         324,133
Ruby Tuesday, Inc.*                                     100,230         851,955
Sally Beauty Holdings, Inc.*+                           106,660         874,612
Service Corp. International                              86,630         641,062
Shutterfly, Inc.*                                        44,630       1,069,335
Smith & Wesson Holding Corp.*+                          161,960         662,416
--------------------------------------------------------------------------------
                                                                      8,581,870
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 11.2%
ADC Telecommunications, Inc.*                            97,420         721,882
EarthLink, Inc.                                         162,050       1,289,918
Entegris, Inc.*                                         114,260         453,612
L-1 Identity Solutions, Inc.*                            65,710         538,165
Mentor Graphics Corp.*                                   74,990         663,662
Omnivision Technologies, Inc.*                           38,060         816,007
Teradyne, Inc.*                                          65,880         642,330
TIBCO Software, Inc.*                                   107,370       1,294,882
TriQuint Semiconductor, Inc.*                           122,520         748,597
--------------------------------------------------------------------------------
                                                                      7,169,055
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.0%
Aegean Marine Petroleum Network, Inc.                    29,270         584,815
Aircastle Ltd.                                           84,580         663,953
Alaska Air Group, Inc.*                                  14,830         666,609
Albany International Corp. - Class A                     34,420         557,260
Atlas Air Worldwide Holdings, Inc.*                      21,460       1,019,350
Columbus McKinnon Corp.*                                  2,170          30,315
Dollar Thrifty Automotive Group, Inc.*                    7,520         320,427
Esterline Technologies Corp.*                            15,150         718,867
Genesee & Wyoming, Inc. - Class A*                       19,850         740,603
Ladish Co., Inc.*                                        30,080         683,418
RINO International Corp.*+                               26,610         332,891
Woodward Governor Co.                                    30,110         768,708
--------------------------------------------------------------------------------
                                                                      7,087,216
--------------------------------------------------------------------------------

MATERIALS -- 8.9%
Cabot Corp.                                              16,160         389,618
China Agritech, Inc.*+                                   41,380         420,007
Coeur d'Alene Mines Corp.*                               40,850         644,613
Ferro Corp.*                                            110,380         813,500
Globe Specialty Metals, Inc.*                            97,320       1,005,316
Kraton Performance Polymers, Inc.*                       38,860         730,179
Novagold Resources, Inc.*+                               80,140         559,377
Rockwood Holdings, Inc.*                                 37,690         855,186
Stillwater Mining Co.*                                   25,430         295,497
--------------------------------------------------------------------------------
                                                                      5,713,293
--------------------------------------------------------------------------------

ENERGY -- 5.6%
Berry Petroleum Co. - Class A                            36,350         934,922
Complete Production Services, Inc.*                      54,680         781,924
Frontier Oil Corp.                                       23,770         319,707
Petroleum Development Corp.*                             42,710       1,094,230
Venoco, Inc.*                                            30,590         503,817
--------------------------------------------------------------------------------
                                                                      3,634,600
--------------------------------------------------------------------------------

UTILITIES -- 4.6%
Avista Corp.                                             32,720         639,022
Cleco Corp.                                              27,710         731,821
Nicor, Inc.                                              21,760         881,280
NorthWestern Corp.                                       27,300         715,260
--------------------------------------------------------------------------------
                                                                      2,967,383
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.5%
B&G Foods, Inc. - Class A                               105,720       1,139,662
Heckmann Corp.*                                         132,860         616,470
Ruddick Corp.                                            14,560         451,214
TreeHouse Foods, Inc.*                                   14,570         665,266
--------------------------------------------------------------------------------
                                                                      2,872,612
--------------------------------------------------------------------------------

HEALTH CARE -- 2.9%
Gentiva Health Services, Inc.*                           16,100         434,861
Impax Laboratories, Inc.*                                22,590         430,565
Martek Biosciences Corp.*+                               29,980         710,826
RehabCare Group, Inc.*                                   14,500         315,810
--------------------------------------------------------------------------------
                                                                      1,892,062
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 62,889,002
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.9%
Invesco Liquid Assets Portfolio**                     3,439,470       3,439,470
Touchstone Institutional Money Market Fund^             365,005         365,005
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  3,804,475
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.8%
(Cost $62,340,965)                                                 $ 66,693,477

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.8%)                      (2,463,709)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 64,229,768
================================================================================

Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund -- June 30, 2010 (Unaudited)

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $3,386,039.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks      $ 62,889,002    $         --    $         --    $ 62,889,002
Investment Funds      3,804,475              --              --       3,804,475
--------------------------------------------------------------------------------
                                                                   $ 66,693,477

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS -- 39.2%

$  2,597,676   FHLMC, Pool #781515, 2.625%, 4/1/34 (a)             $  2,698,695
   1,038,354   FHLMC, Pool #1L1288, 2.625%, 5/1/36 (a)                1,081,385
     575,044   FHLMC, Pool #848088, 2.626%, 4/1/35 (a)                  595,790
     704,913   FHLMC, Pool #847795, 2.825%, 4/1/35 (a)                  732,690
     389,174   FHLMC, Pool #1H2524, 2.872%, 8/1/35 (a)                  407,453
     316,869   FHLMC, Pool #M80853, 3.000%, 9/1/10                      320,950
   2,347,033   FHLMC, Pool #1Q0187, 3.849%, 12/1/36 (a)               2,437,730
   1,589,401   FHLMC, Pool #1L0087, 5.036%, 6/1/35 (a)                1,689,445
     877,747   FHLMC, Pool #1G1471, 5.432%, 1/1/37 (a)                  928,956
   1,417,567   FHLMC, Pool #1J1813, 5.795%, 8/1/37 (a)                1,512,646
      10,313   FHLMC, Pool #E64944, 7.000%, 7/1/11                       10,686
     170,379   FHLMC, Pool #G11072, 7.500%, 12/1/15                     184,973
       6,527   FHLMC, Pool #B15413, 8.000%, 3/1/11                        6,629
   2,236,644   FHLMC CMO/REMICS, Ser 2770, Class FH,
                 Pool #FHR 2770 FH, 0.750%, 3/15/34 (a)               2,243,366
      66,258   FHLMC CMO/REMICS, Ser 2925, Class CF,
                 Pool #FHR 2925 CF, 0.850%, 1/15/35 (a)                  65,332
   2,791,279   FHLMC CMO/REMICS, Ser 2571, Class FN,
                 Pool #FHR 2571 FN, 1.000%, 8/15/32 (a)               2,797,233
     361,506   FHLMC CMO/REMICS, Ser 3033, Class
                 BY, Pool #FHR 3033 BY, 2.604%,
                 9/15/35 (a)                                            358,380
   1,496,782   FHLMC CMO/REMICS, Ser 2628, Class
                 BG, Pool #FHR 2628 BG, 3.500%,
                 7/15/16                                              1,519,577
   1,211,709   FHLMC CMO/REMICS, Ser 2611, Class
                 KC, Pool #FHR 2611 KC, 3.500%,
                 1/15/17                                              1,227,950
     742,712   FHLMC CMO/REMICS, Ser 2590, Class
                 UL, Pool #FHR 2590 UL, 3.750%,
                 3/15/32                                                780,271
     358,871   FHLMC CMO/REMICS, Ser 2632, Class
                 NE, Pool #FHR 2632 NE, 4.000%,
                 6/15/13                                                363,121
     219,356   FHLMC CMO/REMICS, Ser 2682, Class
                 HG, Pool #FHR 2682 HG, 4.000%,
                 4/15/17                                                224,029
     863,508   FHLMC CMO/REMICS, Ser 2594, Class
                 YA, Pool #FHR 2594 YA, 4.000%,
                 4/15/23                                                911,100
     806,073   FHLMC CMO/REMICS, Ser 2586, Class
                 WA, Pool #FHR 2586 WA, 4.000%,
                 12/15/32                                               835,274
   1,097,456   FHLMC CMO/REMICS, Ser 2833, Class
                 NA, Pool #FHR 2833 NA, 4.500%,
                 5/15/17                                              1,122,517
     477,797   FHLMC CMO/REMICS, Ser 2705, Class LB,
                 Pool #FHR 2705 LB, 4.500%, 9/15/26                     480,862
     503,613   FHLMC CMO/REMICS, Ser 2575, Class
                 LM, Pool #FHR 2575 LM, 4.500%,
                 5/15/32                                                521,999
     512,475   FHLMC CMO/REMICS, Ser 2547, Class
                 HB, Pool #FHR 2547 HB, 5.000%,
                 8/15/16                                                518,875
     577,377   FHLMC CMO/REMICS, Ser 3073, Class
                 LA, Pool #FHR 3073 LA, 5.000%,
                 12/15/17                                               585,142
     456,449   FHLMC CMO/REMICS, Ser 2904, Class
                 CM, Pool #FHR 2904 CM, 5.000%,
                 1/15/18                                                467,497
   1,004,654   FHLMC CMO/REMICS, Ser 2904, Class
                 CA, Pool #FHR 2904 CA, 5.000%,
                 4/15/19                                              1,056,341
   1,174,803   FHLMC CMO/REMICS, Ser 2892, Class A,
                 Pool #FHR 2892 A, 5.000%, 5/15/21                    1,192,712
     634,498   FHLMC CMO/REMICS, Ser 2660, Class PB,
                 Pool #FHR 2660 PB,  5.000%, 8/15/26                    638,057
     227,849   FHLMC CMO/REMICS, Ser 3033, Class
                 AT, Pool #FHR 3033 AT, 5.000%,
                 1/15/27                                                228,042
     729,059   FHLMC CMO/REMICS, Ser 3196, Class PA,
                 Pool #FHR 3196 PA,  5.250%, 8/15/11                    745,036
   1,060,033   FHLMC CMO/REMICS, Ser 3215, Class EP,
                 Pool #FHR 3215 EP, 5.375%, 9/15/11                   1,091,476
     453,331   FHLMC CMO/REMICS, Ser 3197, Class
                 AB, Pool #FHR 3197 AB, 5.500%,
                 8/15/13                                                450,935
     423,156   FHLMC CMO/REMICS, Ser 3178, Class PA,
                 Pool #FHR 3178 PA, 5.500%, 10/15/27                    432,931
   1,485,337   FHLMC CMO/REMICS, Ser 3242, Class
                 NC, Pool #FHR 3242 NC, 5.750%,
                 12/15/28                                             1,522,940
     358,456   FHLMC CMO/REMICS, Ser 3178, Class
                 MA, Pool #FHR 3178 MA, 6.000%,
                 10/15/26                                               359,627
     140,165   FHLMC CMO/REMICS, Ser 3171, Class
                 NE, Pool #FHR 3171 NE, 6.000%,
                 5/15/27                                                140,453
     523,506   FNMA, Pool #806765,  1.977%, 11/1/34 (a)                 542,992
     361,814   FNMA, Pool #784365,  1.989%, 5/1/34 (a)                  375,016
   1,041,738   FNMA, Pool #810896,  2.025%, 1/1/35 (a)                1,080,438
   4,900,831   FNMA, Pool #813844,  2.082%, 1/1/35 (a)                5,130,528
     965,118   FNMA, Pool #813714,  2.330%, 1/1/35 (a)                1,000,624
     276,981   FNMA, Pool #681842,  2.500%, 2/1/33 (a)                  289,055
     269,535   FNMA, Pool #809897,  2.593%, 3/1/35 (a)                  281,518
     713,419   FNMA, Pool #725245,  2.619%, 2/1/34 (a)                  743,552
     488,807   FNMA, Pool #735539,  2.698%, 4/1/35 (a)                  509,379
     354,418   FNMA, Pool #804001,  2.852%, 10/1/34 (a)                 369,569
     430,100   FNMA, Pool #1B2629,  3.053%, 11/1/34 (a)                 445,546
     324,519   FNMA, Pool #743207,  3.054%, 10/1/33 (a)                 337,379
     853,905   FNMA, Pool #679742,  3.665%, 1/1/40 (a)                  881,536
     301,625   FNMA, Pool #888548,  4.376%, 5/1/35 (a)                  310,993
     427,401   FNMA, Pool #828480,  4.541%, 6/1/35 (a)                  433,026
   3,221,233   FNMA, Pool #825395,  4.810%, 7/1/35 (a)                3,357,364
      72,490   FNMA, Pool #519992,  7.000%, 10/1/14                      78,144
       1,873   FNMA, Pool #253472,  7.500%, 9/1/10                        1,876
      70,916   FNMA, Pool #535219,  7.500%, 3/1/15                       77,412
      60,703   FNMA, Pool #534851,  7.500%, 4/1/15                       66,263
     292,920   FNMA, Pool #555646,  7.500%, 9/1/16                      312,511
         740   FNMA, Pool #535635,  8.500%, 6/1/12                          780
   3,324,356   FNMA CMO/REMICS, Ser 2003-81, Class
                 FE, Pool #FNR 2003-81 FE, 0.847%,
                 9/25/33 (a)                                          3,347,784
   2,680,329   FNMA CMO/REMICS, Ser 2004-96, Class
                 LF, Pool #FNR 2004-96 LF, 1.347%,
                 12/25/34 (a)                                         2,626,430
     319,620   FNMA CMO/REMICS, Ser 2003-34, Class
                 AD, Pool #FNR 2003-34 AD, 4.000%,
                 1/25/32                                                325,716
     386,843   FNMA CMO/REMICS, Ser 2003-19, Class
                 ME, Pool #FNR 2003-19 ME, 4.000%,
                 1/25/33                                                405,064
     657,274   FNMA CMO/REMICS, Ser 2003-33, Class
                 AU, Pool #FNR 2003-33 AU, 4.000%,
                 3/25/33                                                689,061

Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS -- 39.2% (CONTINUED)
$  1,022,333   FNMA CMO/REMICS, Ser 2003-119, Class
                 PU, Pool #FNR 2003-119 PU, 4.000%,
                 11/25/33                                          $  1,071,106
     478,662   FNMA CMO/REMICS, Ser 2003-33, Class
                 AM, Pool #FNR 2003-33 AM, 4.250%,
                 5/25/33                                                514,802
     380,674   FNMA CMO/REMICS, Ser 2003-81, Class
                 NY, Pool #FNR 2003-81 NY, 4.500%,
                 9/25/16                                                391,727
     525,451   FNMA CMO/REMICS, Ser 2003-25, Class
                 CE, Pool #FNR 2003-25 CE, 4.500%,
                 3/25/17                                                536,721
     298,401   FNMA CMO/REMICS, Ser 2003-106, Class
                 WC, Pool #FNR 2003-106 WC, 4.500%,
                 8/25/18                                                299,752
   2,544,314   FNMA CMO/REMICS, Ser 2008-35, Class
                 IO, Pool #FNR 2008-35 IO, 4.500%,
                 4/25/23 (b)                                            228,488
     846,786   FNMA CMO/REMICS, Ser 2008-95, Class
                 AD, Pool #FNR 2008-95 AD, 4.500%,
                 12/25/23                                               901,541
     606,659   FNMA CMO/REMICS, Ser 2003-129, Class
                 PW, Pool #FNR 2003-129 PW, 4.500%,
                 7/25/33                                                631,768
   1,500,175   FNMA CMO/REMICS, Ser 2006-26, Class
                 QA, Pool #FNR 2006-26 QA, 5.500%,
                 6/25/26                                              1,526,479
     238,799   FNMA CMO/REMICS, Ser 2006-2, Class
                 GH, Pool #FNR 2006-2 GH, 5.500%,
                 6/25/32                                                241,567
     612,004   FNMA CMO/REMICS, Ser 2007-9, Class
                 YA, Pool #FNR 2007-9 YA, 5.500%,
                 3/25/37                                                609,995
     607,824   FNMA CMO/REMICS, Ser 2006-73, Class
                 PJ, Pool #FNR 2006-73 PJ, 6.000%,
                 2/25/28                                                613,038
     768,386   FNMA CMO/REMICS, Ser 2006-3, Class
                 NA, Pool #FNR 2006-3 NA, 6.000%,
                 4/25/28                                                773,015
     875,828   GNMA, Pool #G2 80889, 3.000%,
                 4/20/34 (a)                                            898,946
       4,237   GNMA, Pool #G2 8462, 3.375%, 2/20/19 (a)                   4,342
       1,968   GNMA, Pool #G2 8404, 3.625%, 9/20/18 (a)                   2,023
      19,742   GNMA, Pool #G2 8103, 4.000%, 2/20/16 (a)                  20,292
      29,104   GNMA, Pool #G2 8287,  4.000%,
                 11/20/17 (a)                                            29,946
      34,386   GNMA, Pool #G2 8297,  4.000%,
                 12/20/17 (a)                                            35,380
      67,297   GNMA, Pool #G2 8333, 4.000%, 3/20/18 (a)                  69,174
      23,155   GNMA, Pool #G2 8405, 4.000%, 9/20/18 (a)                  23,859
      57,760   GNMA, Pool #G2 8366, 4.375%, 6/20/18 (a)                  59,686
      39,209   GNMA, Pool #G2 8345, 4.500%, 4/20/18 (a)                  40,545
      20,998   GNMA, Pool #G2 8489, 4.500%, 4/20/19 (a)                  21,713
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS                                     $   69,054,564
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 19.0%
     455,248   Asset Securitization Corp., Ser 1996-D3,
                 Class A1D, 7.470%, 10/13/26                            456,081
     514,501   Banc of America Commercial Mortgage, Inc.,
                 Ser 2000-2, Class A2, 7.197%, 9/15/32(a)               514,228
   1,664,098   Banc of America Commercial Mortgage, Inc.,
                 Ser 2001-1, Class A2, 6.503%, 4/15/36                1,697,568
   1,696,067   Bank of America-First Union NB
                 Commercial Mortgage, Ser 2001-3, Class
                 A2, 5.464%, 4/11/37                                  1,745,211
     175,730   Bear Stearns Commercial Mortgage
                 Securities, Ser 2000-WF2, Class A2,
                 7.320%, 10/15/32(a)                                    175,619
   2,131,750   Bear Stearns Commercial Mortgage
                 Securities, Ser 2004-PWR5, Class A2,
                 4.254%, 7/11/42                                      2,153,582
   1,522,795   Bear Stearns Commercial Mortgage
                 Securities, Ser 2004-T16, Class A4,
                 4.320%, 2/13/46                                      1,540,765
     804,267   Bear Stearns Commercial Mortgage
                 Securities, Ser 2006-PW12, Class A1,
                 5.546%, 9/11/38(a)                                     812,106
     641,551   Commercial Mortgage Acceptance Corp., Ser
                 1999-C1, Class H, 144a, 6.790%, 6/15/31                653,386
     534,849   Commercial Mortgage Asset Trust, Ser 1999-
                 C1, Class A3, 6.640%, 1/17/32                          534,849
   1,675,000   Commercial Mortgage Pass Through
                 Certificates, Ser 2004-LB3A, Class A3,
                 5.090%, 7/10/37(a)                                   1,714,935
     513,632   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 1997-C2, Class D,
                 7.270%, 1/17/35                                        526,742
   2,270,065   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2004-C3, Class A3,
                 4.302%, 7/15/36                                      2,268,422
     316,659   DLJ Commercial Mortgage Corp., Ser 2000-
                 CKP1, Class A1B, 7.180%, 11/10/33                      316,524
     770,980   First Union National Bank-Bank of America
                 Commercial Mortgage Trust, Ser 2001-C1,
                 Class A2, 6.136%, 3/15/33                              778,244
   1,213,997   GE Capital Commercial Mortgage Corp., Ser
                 2001-1, Class A2, 6.531%, 5/15/33                    1,241,790
     695,500   GE Capital Commercial Mortgage Corp., Ser
                 2001-3, Class A1, 5.560%, 6/10/38                      702,953
   1,853,820   GE Capital Commercial Mortgage Corp., Ser
                 2004-C3, Class A2, 4.433%, 7/10/39                   1,880,647
     993,242   GMAC Commercial Mortgage Securities,
                 Inc., Ser 2001-C2, Class A2, 6.700%,
                 4/15/34                                              1,024,954
   1,664,035   GMAC Commercial Mortgage Securities,
                 Inc., Ser 2004-C2, Class A2, 4.760%,
                 8/10/38                                              1,690,916
     654,416   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2002-CIB5, Class
                 A1, 4.372%, 10/12/37                                   666,723
     634,731   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2003-PM1A, Class
                 A2, 4.262%, 8/12/40(a)                                 634,351
   1,500,000   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2003-PM1A, Class
                 A3, 5.169%, 8/12/40(a)                               1,562,050
   1,420,908   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2004-C3, Class A2,
                 4.223%, 1/15/42                                      1,425,853
     967,782   LB Commercial Conduit Mortgage Trust, Ser
                 1998-C1, Class D, 6.980%, 2/18/30                      976,076
     868,016   LB-UBS Commercial Mortgage Trust, Ser
                 2002-C2, Class A3, 5.386%, 6/15/26                     891,435
   1,000,000   Merrill Lynch Mortgage Trust, Ser 2003-
                 KEY1, Class A3, 4.893%, 11/12/35                     1,015,922

Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 19.0%
               (CONTINUED)
$    497,980   Morgan Stanley Capital I, Ser 2005-HQ6,
                 Class A1, 4.646%, 8/13/42                         $    497,720
     265,033   PNC Mortgage Acceptance Corp., Ser 2000-
                 C2, Class A2, 7.300%, 10/12/33                         264,918
     947,839   Prudential Mortgage Capital Funding LLC,
                 Ser 2001-ROCK, Class A2, 6.605%,
                 5/10/34                                                969,755
   1,553,759   Salomon Brothers Mortgage Securities VII,
                 Inc., Ser 2000-C2, Class B, 7.526%,
                 7/18/33(a)                                           1,558,322
     535,232   Salomon Brothers Mortgage Securities VII,
                 Inc., Ser 2000-C3, Class A2, 6.592%,
                 12/18/33                                               536,388
      64,280   Wachovia Bank Commercial Mortgage Trust,
                 Ser 2004-C10, Class A2, 3.857%, 2/15/41                 64,232
--------------------------------------------------------------------------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES                                         $33,493,267
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 10.7%
   1,095,595   AmeriCredit Automobile Receivables Trust,
                 Ser 2008-AF, Class A3, 5.680%, 12/12/12              1,117,158
   1,902,199   Bank of America Auto Trust, Ser 2008-1A,
                 Class A3A, 144a, 4.970%, 9/20/12                     1,947,461
   1,450,000   Chase Issuance Trust, Ser 2007-A15, Class
                 A, 4.960%, 9/17/12                                   1,463,020
   1,141,381   Chase Manhattan Auto Owner Trust, Ser
                 2006-B, Class A4, 5.110%, 4/15/14                    1,152,996
     419,847   Daimler Chrysler Auto Trust, Ser 2006-C,
                 Class A4, 4.980%, 11/8/11                              420,230
     958,020   Ford Credit Auto Owner Trust, Ser 2008-A,
                 Class A3A, 3.960%, 4/15/12                             969,724
   1,500,000   Greenwich Capital Commercial Funding
                 Corp., Ser 2003-C2, Class A3, 4.533%,
                 1/5/36                                               1,521,641
   2,550,000   Household Automotive Trust, Ser 2007-1,
                 Class A4, 5.330%, 11/17/13                           2,615,112
     580,919   Madison Avenue Manufactured Housing
                 Contract, Ser 2002-A, Class A1, 0.697%,
                 3/25/32(a)                                             566,418
   2,289,522   Merrill Lynch Mortgage Trust, Ser 2004-
                 BPC1, Class A2, 4.071%, 10/12/41                     2,289,657
   1,171,414   Residential Asset Securities Corp., Ser 2006-
                 KS5, Class A2, 0.457%, 7/25/36(a)                    1,162,791
   2,289,887   Wachovia Auto Owner Trust, Ser 2006-A,
                 Class A4, 5.380%, 3/20/13                            2,303,816
     466,344   Wells Fargo Home Equity Trust, Ser 2006-1,
                 Class A3, 0.497%, 5/25/36(a)                           451,986
     883,542   World Omni Auto Receivables Trust, Ser
                 2007-A, Class A4, 0.350%, 11/15/12(a)                  880,189
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                       $ 18,862,199
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 8.3%
               FINANCIALS -- 2.4%
     450,000   Caterpillar Financial Services Corp., 5.125%,
                 10/12/11                                               472,422
   2,990,000   Goson Project, Ser 1999, 0.450%, 8/1/23(a)             2,990,000
     800,000   National Rural Utilities Cooperative Finance
                 Corp., Ser NOT1, 4.000%, 8/15/10                       802,248
--------------------------------------------------------------------------------
                                                                      4,264,670
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 2.0%
   1,400,000   Telefonica Emisiones SAU, 5.984%, 6/20/11              1,451,551
   1,500,000   Telefonica Europe BV, 7.750%, 9/15/10                  1,518,762
     480,000   TELUS Corp., 8.000%, 6/1/11                              508,837
--------------------------------------------------------------------------------
                                                                      3,479,150
--------------------------------------------------------------------------------

               UTILITIES -- 1.7%
   1,000,000   Commonwealth Edison Co., Ser 102,
                 4.740%, 8/15/10                                      1,004,302
     960,000   DPL, Inc., 6.875%, 9/1/11                              1,016,206
     425,000   Hawaiian Electric Industries, Inc., Ser
                 MTND, 6.141%, 8/15/11                                  441,194
     505,000   Oneok, Inc., 7.125%, 4/15/11                             527,309
--------------------------------------------------------------------------------
                                                                      2,989,011
--------------------------------------------------------------------------------

               INDUSTRIALS -- 1.4%
     500,000   Allied Waste North America, Inc., 6.500%,
                 11/15/10                                               510,168
   1,200,000   BAE Systems Holdings, Inc., 144a, 4.750%,
                 8/15/10                                              1,204,626
     710,000   Burlington Northern Santa Fe LLC, 6.750%,
                 7/15/11                                                747,888
--------------------------------------------------------------------------------
                                                                      2,462,682
--------------------------------------------------------------------------------

               ENERGY -- 0.8%
   1,520,000   XTO Energy, Inc., 5.000%, 8/1/10                       1,524,390
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                             $   14,719,903
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 6.6%
     482,649   American Home Mortgage Investment Trust,
                 Ser 2005-2, Class 5A3, 5.077%, 9/25/35                 480,394
   1,000,532   Banc of America Funding Corp., Ser 2005-2,
                 Class 1A2, 5.500%, 4/25/35                           1,009,861
     532,651   Banc of America Mortgage Securities, Inc.,
                 Ser 2004-3, Class 1A23, 4.500%, 4/25/34                533,846
   1,009,487   Cendant Mortgage Corp., Ser 2003-3P, Class
                 A1, 144a, 5.500%, 4/25/20                            1,014,281
   1,686,588   Cendant Mortgage Corp., Ser 2003-7P, Class
                 A2, 144a, 4.869%, 6/25/17(a)                         1,737,942
     359,308   Citicorp Mortgage Securities, Inc., Ser 2003-
                 11, Class 2A2, 5.000%, 12/25/33                        361,957
   1,156,308   Countrywide Home Loan Mortgage Pass
                 Through Trust, Ser 2003-24, Class A2,
                 4.500%, 7/25/33                                      1,169,383
     369,059   Countrywide Home Loan Mortgage Pass
                 Through Trust, Ser 2004-19, Class A3,
                 5.250%, 10/25/34                                       368,354
     923,267   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2002-CKN2, Class
                 A2, 5.939%, 4/15/37                                    933,644
      98,657   First Horizon Asset Securities, Inc., Ser 2005-
                 2, Class 1A1, 5.500%, 5/25/35                           98,494
     744,318   MASTR Alternative Loans Trust, Ser 2003-3,
                 Class 2A1, 8.500%, 5/25/33                             774,106
     507,739   Prime Mortgage Trust, Ser 2003-3, Class A1,
                 5.250%, 1/25/34                                        506,130
   1,234,709   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2003-17, Class 1A10, 5.250%,
                 1/25/14                                              1,251,188
     724,514   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2005-3, Class A11, 5.500%,
                 5/25/35                                                729,839

Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 6.6% (CONTINUED)
$    707,421   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2006-16, Class A12, 5.000%,
                 11/25/36                                          $    707,319
--------------------------------------------------------------------------------

               TOTAL MORTGAGE-BACKED SECURITIES                    $ 11,676,738
--------------------------------------------------------------------------------

               TAXABLE MUNICIPAL BONDS -- 3.2%

               CONNECTICUT -- 0.6%
   1,000,000   Waterbury Taxable Pension, Ser 2009
                 2.707%, 12/1/10                                      1,004,210
--------------------------------------------------------------------------------
               OHIO -- 1.0%
   1,750,000   Medina Co OH IDR (Mack Inds), Ser 1998
                 (LOC - JP Morgan Chase Bank ) 0.450%,
                 7/9/10 (a)                                           1,750,000
--------------------------------------------------------------------------------
               PENNSYLVANIA -- 1.6%
   2,750,000   Commonwealth Fing Auth PA Rev, Ser A
                 3.860%, 6/1/11                                       2,816,715
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                               $  5,570,925
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS --
                 2.9%

   2,000,000   FHLMC, 6.875%, 9/15/10                                 2,028,094
   2,000,000   FNMA, 3.250%, 8/12/10                                  2,006,894
   1,000,000   FNMA, 6.250%, 2/1/11                                   1,033,818
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS                                       $  5,068,806
--------------------------------------------------------------------------------

   SHARES
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 10.4%

  18,242,083   Touchstone Institutional Money Market Fund^         $ 18,242,083
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.3%
               (Cost $175,987,451)                                 $176,688,485

               LIABILITIES IN EXCESS OF OTHER ASSETS --
               (0.3%)                                                  (534,831)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $176,153,654
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010.
(b)   IO - Interest Only
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
CMO -- Collateralized Mortgage Obligation
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.
GNMA -- Government National Mortgage Association
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $6,557,696 or 3.7% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                      LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
------------------------------------------------------------------------------------------
U.S. Government Mortgage-
  Backed Obligations          $         --    $ 69,054,564    $         --    $ 69,054,564
Commercial Mortgage-
  Backed Securities                     --      33,493,267              --      33,493,267
Asset-Backed Securities                 --      18,862,199              --      18,862,199
Investment Fund                 18,242,083              --              --      18,242,083
Corporate Bonds                         --      14,719,903              --      14,719,903
Mortgage-Backed Securities              --      11,676,738              --      11,676,738
Taxable Municipal Bonds                 --       5,570,925              --       5,570,925
U.S. Government
  Agency Obligations                    --       5,068,806              --       5,068,806
------------------------------------------------------------------------------------------
                                                                              $176,688,485

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)

The aggregate value by input level, as of June 30, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS -- A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund's total return, and the potential for losses in excess of the fund's initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle. As of June 30, 2010, the following Funds loaned securities and received collateral as follows:

                                                FAIR VALUE OF        VALUE OF
                                                  SECURITIES        COLLATERAL
                                                    LOANED           RECEIVED
--------------------------------------------------------------------------------
Capital Appreciation Fund                       $     212,763     $     218,950
Emerging Markets Equity Fund                    $     895,447     $     935,898
Focused Equity Fund                             $     122,552     $     124,055
Global Equity Fund                              $      12,615     $      13,160
Healthcare and Biotechnology Fund               $   1,175,492     $   1,206,858
International Growth Fund                       $   3,295,997     $   3,413,212
Mid Cap Fund                                    $   8.836,685     $   9,163,855
Mid Cap Value Fund                              $     406,596     $     427,584
Small Cap Core Fund                             $  11,055,944     $  11,539,420
Small Cap Value Opportunities Fund              $   3,386,039     $   3,439,470

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION -- As of June 30, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

---------------------------------------------------------------------------------------------------------
                                                                                                NET
                                                               GROSS          GROSS          UNREALIZED
                                              FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION
                                             TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 $   5,903,342   $     115,428   $    (447,318)   $    (331,890)
---------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Fund               $  20,558,008   $     319,650   $    (100,444)   $     219,206
---------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund              $  83,642,680   $   1,082,620   $  (3,365,688)   $  (2,283,068)
---------------------------------------------------------------------------------------------------------
Focused Equity Fund                       $   3,018,376   $      61,862   $    (277,748)   $    (215,886)
---------------------------------------------------------------------------------------------------------
Global Equity Fund                        $   3,199,397   $      95,968   $    (322,133)   $    (226,165)
---------------------------------------------------------------------------------------------------------
Global Real Estate Fund                   $   3,418,396   $      59,766   $    (273,158)   $    (213,392)
---------------------------------------------------------------------------------------------------------
Healthcare and Biotechnology Fund         $  24,703,713   $   2,347,272   $    (898,941)   $   1,448,331
---------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund            $ 108,730,295   $   4,182,231   $    (151,410)   $   4,030,821
---------------------------------------------------------------------------------------------------------
International Fixed Income Fund           $   7,847,426   $     107,898   $    (510,147)   $    (402,249)
---------------------------------------------------------------------------------------------------------
International Growth Fund                 $  22,560,868   $   1,579,590   $  (1,278,724)   $     300,866
---------------------------------------------------------------------------------------------------------
Large Cap Relative Value Fund             $   3,513,513   $     176,146   $    (216,404)   $     (40,258)
---------------------------------------------------------------------------------------------------------
Market Neutral Equity Fund                $     306,556   $   1,267,687   $    (985,870)   $     281,817
---------------------------------------------------------------------------------------------------------
Mid Cap Fund                              $ 125,794,265   $   8,175,608   $  (7,063,954)   $   1,111,654
---------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                        $  12,835,562   $      51,939   $    (760,882)   $    (708,943)
---------------------------------------------------------------------------------------------------------
Premium Yield Equity Fund                 $  35,651,714   $   1,882,184   $  (3,407,929)   $  (1,525,745)
---------------------------------------------------------------------------------------------------------
Sands Capital Select Growth Fund          $ 445,392,323   $  92,071,808   $ (43,291,422)   $  48,780,386
---------------------------------------------------------------------------------------------------------
Short Duration Fixed Income Fund          $  40,212,714   $     995,333   $     (41,796)   $     953,537
---------------------------------------------------------------------------------------------------------
Small Cap Core Fund                       $  87,360,174   $   1,740,394   $  (8,213,820)   $  (6,473,426)
---------------------------------------------------------------------------------------------------------
Small Cap Value Opportunities Fund        $  62,642,136   $   7,787,643   $  (3,736,302)   $   4,051,341
---------------------------------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund    $ 175,987,453   $   1,224,463   $    (523,431)   $     701,032
---------------------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust

By: /s/ Jill T. McGruder
    ------------------------------
Name: Jill T. McGruder
Title: President

Date: August 23, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terrie A. Wiedenheft
    ------------------------------
Name: Terrie A. Wiedenheft
Title: Treasurer & Controller

Date: August 23, 2010